UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07670

Name of Fund: BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New Jersey Investment Quality Municipal Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/2006 – 10/31/2007

Item 1 – Report to Stockholders

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

Closed-End Funds

ANNUAL REPORT | OCTOBER 31, 2007

BlackRock Investment Quality Municipal Trust (BKN)

BlackRock Municipal Income Trust (BFK)

BlackRock Long-Term Municipal Advantage Trust (BTA)

BlackRock California Investment Quality Municipal Trust (RAA)

BlackRock California Municipal Income Trust (BFZ)

BlackRock Florida Investment Quality Municipal Trust (RFA)

BlackRock Florida Municipal Income Trust (BBF)

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

BlackRock New Jersey Municipal Income Trust (BNJ)

BlackRock New York Investment Quality Municipal Trust (RNY)

BlackRock New York Municipal Income Trust (BNY)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

A Letter to Shareholders

THIS PAGE NOT PART OF YOUR FUND REPORT

Dear Shareholder

The October reporting period was fairly tumultuous for financial markets, but culminated in positive performance for most major benchmarks:

Total returns as of October 31, 2007

	6-month	12-month

U.S. equities (S&P 500 Index)	+5.49%	+14.56%

Small cap U.S. equities (Russell 2000 Index)	+2.25%	+9.27%

International equities (MSCI Europe, Australasia, Far East Index)	+8.19%	+24.91%

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+2.68%	+5.38%

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+1.30%	+2.91%

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	-0.07%	+6.89%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (Fed) and other countries’ central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the federal funds rate by 0.50% in September and another 0.25% on the final day of the reporting period, bringing its target rate to 4.50%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling. By period-end, the Fed had cited the risks between slower economic growth and faster inflation as equally balanced.

Amid the volatility throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets. Still, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy, troubled housing market and, recently, a more difficult corporate earnings backdrop. International markets fared even better than U.S. equities, benefiting from robust M&A activity and generally stronger economies.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.48% by period-end, while prices correspondingly rose. The tax-exempt bond market has been challenged by a combination of record-setting supply year-to-date, economic uncertainty and concerns around the credit worthiness of bond insurers. This has brought municipal bond prices to relatively attractive levels and, as such, demand generally has remained firm.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight and commentary from BlackRock investment professionals, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Robert C. Doll, Jr.	Peter J. Hayes
Vice Chairman, BlackRock, Inc.	Managing Director, BlackRock, Inc.

1

Trust Summary as of October 31, 2007	BlackRock Investment Quality Municipal Trust (BKN)

Investment Objective

The Trust’s investment objective is to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular Federal income tax consistent with the preservation of capital.

Trust Information

Symbol on New York Stock Exchange:	BKN
Initial Offering Date:	February 19, 1993
Yield on Closing Market Price as of October 31, 2007 ($16.35):[1]	6.06%
Tax Equivalent Yield[2]	9.32%
Current Monthly Distribution per Common Share:[3]	$0.0825
Current Annualized Distribution per Common Share:[3]	$0.9900
Leverage as of October 31, 2007:[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]

A change in the distribution rate was declared on December 5, 2007. The Monthly Distribution per Common Share decreased to $0.0800. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[4]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$16.35	$18.97	(13.81)%	$19.90	$13.99
Net Asset Value	$14.73	$15.79	(6.71)%	$15.96	$14.22

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	10/31/07	10/31/06

City, County & State	21%	23%
Hospitals	16	13
Industrial & Pollution Control	11	14
Power	10	10
Housing	9	6
Transportation	9	8
Education	8	9
Lease Revenue	6	6
Tax Revenue	5	4
Water & Sewer	3	5
Tobacco	2	2

Credit Quality Allocations[5]

Credit Rating	10/31/07	10/31/06

AAA/Aaa	49%	51%
AA/Aa	17	13
A	8	6
BBB/Baa	14	16
BB/Ba	3	4
B	2	2
Not Rated	7[6]	8

[5]	Using the highest of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch’s”) ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of October 31, 2007, the market value of these securities was $6,340,657 representing 2% of the Trust’s long-term investments.

2	ANNUAL REPORT	OCTOBER 31, 2007

Trust Summary as of October 31, 2007	BlackRock Municipal Income Trust (BFK)

Investment Objective

The Trust’s investment objective is to provide current income which, in the opinion of bond counsel to the issuer, is exempt from regular Federal income tax.

Trust Information

Symbol on New York Stock Exchange:	BFK
Initial Offering Date:	July 27, 2001
Yield on Closing Market Price as of October 31, 2007 ($15.92):[1]	6.03%
Tax Equivalent Yield[2]	9.28%
Current Monthly Distribution per Common Share:[3]	$0.0800
Current Annualized Distribution per Common Share:[3]	$0.9600
Leverage as of October 31, 2007:[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]

A change in the distribution rate was declared on December 5, 2007. The Monthly Distribution per Common Share was decreased to $0.077500. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[4]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$15.92	$17.30	(7.98)%	$18.74	$13.92
Net Asset Value	$14.55	$15.37	(5.34)%	$15.55	$14.08

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	10/31/07	10/31/06

Hospitals	24%	21%
Industrial & Pollution Control	17	22
City, County & State	10	11
Transportation	10	9
Housing	8	8
Power	8	7
Education	8	8
Tobacco	5	4
Tax Revenue	5	5
Lease Revenue	3	2
Water & Sewer	2	3

Credit Quality Allocations[5]

Credit Rating	10/31/07	10/31/06

AAA/Aaa	33%	30%
AA/Aa	13	9
A	21	21
BBB/Baa	18	21
BB/Ba	4	5
B	6	7
Not Rated	5[6]	7

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of October 31, 2007, the market value of these securities was $12,328,689 representing 1% of the Trust’s long-term investments.

ANNUAL REPORT	OCTOBER 31, 2007	3

Trust Summary as of October 31, 2007	BlackRock Long-Term Municipal Advantage Trust (BTA)

Investment Objective

The Trust’s investment objective is to provide current income which, in the opinion of bond counsel to the issuer, is exempt from regular Federal income tax.

Trust Information

Symbol on New York Stock Exchange:	BTA
Initial Offering Date:	February 28, 2006
Yield on Closing Market Price as of October 31, 2007 ($12.14):[1]	5.44%
Tax Equivalent Yield[2]	8.37%
Current Monthly Distribution per Common Share:[3]	$0.0550
Current Annualized Distribution per Common Share:[3]	$0.6600

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$12.14	$14.70	(17.41)%	$15.30	$11.41
Net Asset Value	$13.72	$14.89	(7.86)%	$15.22	$12.78

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	10/31/07	10/31/06

Education	21%	24%
Hospital	19	12
Housing	11	1
Tobacco	9	14
Transportation	9	13
Water & Sewer	9	10
Industrial & Pollution Control	8	14
Power	6	4
Lease Revenue	4	4
City, County & State	3	4
Tax Revenue	1	—

Credit Quality Allocations[4]

Credit Rating	10/31/07	10/31/06

AAA/Aaa	36%	33%
AA/Aa	32	21
A	3	4
BBB/Baa	17	33
BB/Ba	1	—
B	3	2
Not Rated[5]	8	7

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of October 31, 2007 and October 31, 2006, the market value of these securities was $6,660,850 representing 2% and $7,110,320 representing 4%, respectively, of the Trust’s long-term investments.

4	ANNUAL REPORT	OCTOBER 31, 2007

Trust Summary as of October 31, 2007	BlackRock California Investment Quality Municipal Trust (RAA)

Investment Objective

The Trust’s investment objective is to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular Federal and California income tax consistent with preservation of capital.

Trust Information

Symbol on American Stock Exchange:	RAA
Initial Offering Date:	May 28, 1993
Yield on Closing Market Price as of October 31, 2007 ($12.57):[1]	4.58%
Tax Equivalent Yield[2]	7.05%
Current Monthly Distribution per Common Share:[3]	$ 0.0480
Current Annualized Distribution per Common Share:[3]	$ 0.5760
Leverage as of October 31, 2007:[4]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$12.57	$15.80	(20.44)%	$16.65	$12.14
Net Asset Value	$13.86	$14.51	(4.48)%	$14.68	$13.33

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	10/31/07	10/31/06

City, County & State	27%	26%
Education	15	16
Tobacco	11	10
Industrial & Pollution Control	10	13
Hospitals	10	7
Power	6	3
Water & Sewer	6	5
Housing	5	2
Lease Revenue	4	4
Transportation	3	14
Resource Recovery	3	—

Credit Quality Allocations[5]

Credit Rating	10/31/07	10/31/06

AAA/Aaa	50%	62%
AA/Aa	2	—
A	24	14
BBB/Baa	14	7
B	5	6
Not Rated	5	11

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

ANNUAL REPORT	OCTOBER 31, 2007	5

Trust Summary as of October 31, 2007	BlackRock California Municipal Income Trust (BFZ)

Investment Objective

The Trust’s investment objective is to provide current income which, in the opinion of bond counsel to the issuer, is exempt from regular Federal income tax and California income taxes.

Trust Information

Symbol on New York Stock Exchange:	BFZ
Initial Offering Date:	July 27, 2001
Yield on Closing Market Price as of October 31, 2007 ($15.82):[1]	5.77%
Tax Equivalent Yield[2]	8.88%
Current Monthly Distribution per Common Share:[3]	$ 0.076074
Current Annualized Distribution per Common Share:[3]	$ 0.912888
Leverage as of October 31, 2007:[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$15.82	$17.12	(7.59)%	$18.19	$14.01
Net Asset Value	$14.97	$15.74	(4.89)%	$15.85	$14.51

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	10/31/07	10/31/06

City, County & State	23%	22%
Hospitals	15	13
Education	12	12
Housing	11	11
Transportation	9	14
Lease Revenue	7	9
Power	7	7
Tobacco	7	7
Industrial & Pollution Control	6	5
Water & Sewer	2	—
Resource Recovery	1	—

Credit Quality Allocations[5]

Credit Rating	10/31/07	10/31/06

AAA/Aaa	44%	49%
AA/Aa	3	3
A	30	26
BBB/Baa	13	12
B	1	1
Not Rated	9	9

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

6	ANNUAL REPORT	OCTOBER 31, 2007

Trust Summary as of October 31, 2007	BlackRock Florida Investment Quality Municipal Trust (RFA)

Investment Objective

The Trust’s investment objective is to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular Federal income tax and to provide an exemption from Florida intangible personal property taxes consistent with preservation of capital.

Trust Information

Symbol on American Stock Exchange:	RFA
Initial Offering Date:	May 28, 1993
Yield on Closing Market Price as of October 31, 2007 ($11.86):[1]	4.86%
Tax Equivalent Yield[2]	7.48%
Current Monthly Distribution per Common Share:[3]	$ 0.0480
Current Annualized Distribution per Common Share:[3]	$ 0.5760
Leverage as of October 31, 2007:[4]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]

A change in the distribution rate was declared on December 5, 2007. The Monthly Distribution per Common Share decreased to $0.044500. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[4]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change		High	Low

Market Price	$11.86	$16.00	(25.88%	)	$16.00	$11.33
Net Asset Value	$13.43	$14.24	(5.69%	)	$14.40	$12.93

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	10/31/07	10/31/06

Hospitals	23%	24%
City, County & State	15	18
Water & Sewer	13	22
Education	13	5
Housing	11	—
Lease Revenue	10	10
Tax Revenue	9	8
Transportation	3	6
Industrial & Pollution Control	2	7
Power	1	—

Credit Quality Allocations[5]

Credit Rating	10/31/07	10/31/06

AAA/Aaa	62%	64%
AA/Aa	10	5
A	5	8
BBB/Baa	9	8
BB/Ba	2	3
Not Rated	12	12

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

ANNUAL REPORT	OCTOBER 31, 2007	7

Trust Summary as of October 31, 2007	BlackRock Florida Municipal Income Trust (BBF)

Investment Objective

The Trust’s investment objective is to provide current income which, in the opinion of bond counsel to the issuer, is exempt from regular Federal income tax and Florida intangible personal property tax.

Trust Information

Symbol on New York Stock Exchange:	BBF
Initial Offering Date:	July 27, 2001
Yield on Closing Market Price as of October 31, 2007 ($15.10):[1]	5.99%
Tax Equivalent Yield[2]	9.22%
Current Monthly Distribution per Common Share:[3]	$0.075375
Current Annualized Distribution per Common Share:[3]	$0.904500
Leverage as of October 31, 2007:[4]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]

A change in the distribution rate was declared on December 5, 2007. The Monthly Distribution per Common Share decreased to $0.072875. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[4]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$15.10	$16.30	(7.36)%	$17.11	$13.81
Net Asset Value	$15.05	$15.68	(4.02)%	$15.76	$14.64

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	10/31/07	10/31/06

Hospitals	31%	21%
City, County & State	28	34
Water & Sewer	11	9
Education	9	7
Tax Revenue	8	7
Lease Revenue	5	6
Transportation	3	3
Housing	3	3
Power	1	4
Industrial & Pollution Control	1	2
Tobacco	—	4

Credit Quality Allocations[5]

Credit Rating	10/31/07	10/31/06

AAA/Aaa	45%	39%
AA/Aa	25	29
A	3	6
BBB/Baa	8	10
BB/Ba	2	2
Not Rated[6]	17	14

5	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
6

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of October 31, 2007 and October 31, 2006, the market value of these securities was $1,562,493 representing 1% and $3,384,402 representing 2%, respectively, of the Trust’s long-term investments.

8	ANNUAL REPORT	OCTOBER 31, 2007

Trust Summary as of October 31, 2007	BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

Investment Objective

The Trust’s investment objective is to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular Federal income tax and New Jersey gross income tax consistent with preservation of capital.

Trust Information

Symbol on American Stock Exchange:	RNJ
Initial Offering Date:	May 28, 1993
Yield on Closing Market Price as of October 31, 2007 ($14.96):[1]	5.45%
Tax Equivalent Yield[2]	8.38%
Current Monthly Distribution per Common Share:[3]	$0.0680
Current Annualized Distribution per Common Share:[3]	$0.8160
Leverage as of October 31, 2007:[4]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$14.96	$15.95	(6.21)%	$18.85	$14.20
Net Asset Value	$13.57	$14.47	(6.22)%	$14.61	$13.08

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	10/31/07	10/31/06

Transportation	20%	23%
Hospitals	19	15
Housing	11	13
Tax Revenue	10	10
Education	10	11
Industrial & Pollution Control	8	10
Water & Sewer	7	5
City, County & State	6	3
Tobacco	4	5
Power	3	2
Lease Revenue	2	3

Credit Quality Allocations[5]

Credit Rating	10/31/07	10/31/06

AAA/Aaa	49%	41%
AA/Aa	3	3
A	11	6
BBB/Baa	29	33
B	5	6
Not Rated	3	11

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

ANNUAL REPORT	OCTOBER 31, 2007	9

Trust Summary as of October 31, 2007	BlackRock New Jersey Municipal Income Trust (BNJ)

Investment Objective

The Trust’s investment objective is to provide current income which, in the opinion of bond counsel to the issuer, is exempt from regular Federal income tax and New Jersey gross income tax.

Trust Information

Symbol on New York Stock Exchange:	BNJ
Initial Offering Date:	July 27, 2001
Yield on Closing Market Price as of October 31, 2007 ($16.90):[1]	5.65%
Tax Equivalent Yield[2]	8.69%
Current Monthly Distribution per Common Share:[3]	$0.079625
Current Annualized Distribution per Common Share:[3]	$0.955500
Leverage as of October 31, 2007:[4]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$16.90	$18.40	(8.15)%	$19.70	$15.53
Net Asset Value	$15.49	$16.35	(5.26)%	$16.46	$15.02

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	10/31/07	10/31/06

Hospitals	26%	24%
Housing	19	20
City, County & State	10	11
Transportation	9	10
Education	8	5
Tobacco	8	8
Tax Revenue	7	6
Industrial & Pollution Control	6	6
Lease Revenue	5	10
Water & Sewer	1	—
Power	1	—

Credit Quality Allocations[5]

Credit Rating	10/31/07	10/31/06

AAA/Aaa	40%	32%
A	27	22
BBB/Baa	27	39
B	3	3
Not Rated	3	4

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

10	ANNUAL REPORT	OCTOBER 31, 2007

Trust Summary as of October 31, 2007	BlackRock New York Investment Quality Municipal Trust (RNY)

Investment Objective

The Trust’s investment objective is to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular Federal, State and City income tax consistent with preservation of capital.

Trust Information

Symbol on American Stock Exchange:	RNY
Initial Offering Date:	May 28, 1993
Yield on Closing Market Price as of October 31, 2007 ($15.39):[1]	5.46%
Tax Equivalent Yield[2]	8.40%
Current Monthly Distribution per Common Share:[3]	$ 0.0700
Current Annualized Distribution per Common Share:[3]	$ 0.8400
Leverage as of October 31, 2007:[4]	34%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]

A change in the distribution rate was declared on December 5, 2007. The Monthly Distribution per Common Share was decreased to $0.0670. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[4]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$15.39	$16.65	(7.57)%	$19.00	$13.91
Net Asset Value	$14.40	$15.18	(5.14)%	$15.32	$13.98

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	10/31/07	10/31/06

Education	23%	24%
Tax Revenue	16	15
Water & Sewer	13	11
City, County & State	12	12
Housing	12	8
Industrial & Pollution Control	10	14
Transportation	5	4
Hospitals	4	4
Lease Revenue	3	6
Tobacco	2	2

Credit Quality Allocations[5]

Credit Rating	10/31/07	10/31/06

AAA/Aaa	50%	46%
AA/Aa	23	29
A	5	4
BBB/Baa	12	12
B	9	6
Caa	—	3
Not Rated	1	—

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

ANNUAL REPORT	OCTOBER 31, 2007	11

Trust Summary as of October 31, 2007	BlackRock New York Municipal Income Trust (BNY)

Investment Objective

The Trust’s investment objective is to provide current income which, in the opinion of bond counsel to the issuer, is exempt from regular Federal income tax and New York State and New York City personal income taxes.

Trust Information

Symbol on New York Stock Exchange:	BNY
Initial Offering Date:	July 27, 2001
Yield on Closing Market Price as of October 31, 2007 ($15.55):[1]	5.81%
Tax Equivalent Yield[2]	8.94%
Current Monthly Distribution per Common Share:[3]	$ 0.075339
Current Annualized Distribution per Common Share:[3]	$ 0.904068
Leverage as of October 31, 2007:[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$15.55	$17.35	(10.37)%	$18.00	$14.81
Net Asset Value	$15.11	$15.88	(4.85)%	$15.99	$14.66

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	10/31/07	10/31/06

Industrial & Pollution Control	16%	19%
Housing	15	15
Transportation	14	13
Education	12	10
City, County & State	11	7
Tobacco	8	12
Lease Revenue	7	9
Water & Sewer	7	6
Hospitals	5	6
Power	3	2
Tax Revenue	2	1

Credit Quality Allocations[5]

Credit Rating	10/31/07	10/31/06

AAA/Aaa	42%	37%
AA/Aa	17	21
A	17	15
BBB/Baa	17	20
B	6	4
CCC/Caa	—	3
Not Rated	1	—

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

12	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Investment Quality Municipal Income Trust (BKN)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—156.0%
Alabama—7.3%
		Birmingham Spl. Care Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Ascension Hlth. Proj.,
$1,765	[1]	Ser. C-2, 5.00%, 11/15/36	$1,772,607
1,265		Ser. C-2, 5.00%, 11/15/39	1,269,175
14,000	[2]	Univ. of Alabama Hosp., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. A, 5.875%, 9/01/10, MBIA	15,036,420

			18,078,202

Arizona—4.5%
		Salt Verde Financial Corp., Nat. Gas Util. Impvts. RB,
3,990		5.00%, 12/01/32	3,851,627
5,585		5.00%, 12/01/37	5,342,220
		San Luis Fac. Dev. Corp., Correctional Fac. Impvts. Misc. RB, Regl. Detention Ctr. Proj.,
490		6.25%, 5/01/15	487,026
490		7.00%, 5/01/20	484,747
980		7.25%, 5/01/27	974,747

			11,140,367

California—25.1%
		California GO,
5,800		5.00%, 2/01/32	5,862,176
3,485		5.00%, 6/01/34	3,523,370
1,595	[2]	5.625%, 5/01/10	1,695,214
290		5.625%, 5/01/18	305,008
		Cnty. Tobacco Sec. Agcy., Tobacco Settlement Funded RB,
1,340		Ser. B, Zero Coupon, 6/01/46	97,083
7,090		Ser. C, Zero Coupon, 6/01/55	227,518
9,060		Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	233,295
		Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB,
3,495		5.75%, 1/15/40	3,537,534
2,000	[3]	Conv. Cap. Apprec. Proj., 5.341%, 1/15/28	1,895,940
5,000	[3]	Conv. Cap. Apprec. Proj., 5.381%, 1/15/28	4,739,850
805		Golden St. Tobacco Sec. Corp., Misc. Purps. Tobacco Settlement Funded RB, Ser. A-1, 5.125%, 6/01/47	706,492
10,945	[2]	Los Altos Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Zero Coupon, 8/01/13, MBIA	4,743,563
15,460		Los Angeles Cnty. Cap. Asset Leasing Corp., Lease Abatement RB, 5.95%, 12/01/07, AMBAC	15,491,384
4,545		Misc. Taxes GO, 5.00%, 6/01/32	4,616,447
10,000		Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 3/01/33, CIFG	10,277,300
4,185		Univ. of California, Univ. & Coll. Impvts. RB, Ser. B, 4.75%, 5/15/38	4,201,238

			62,153,412

Colorado—0.8%
1,030		City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	1,055,317
1,020		Pk. Creek Met. Dist., Ppty. Tax Misc. RB, 5.50%, 12/01/37	1,000,824

			2,056,141

Principal Amount (000)		Description	Value

Connecticut—1.2%
$3,000	[4]	Mashantucket Western Pequot Tribe, Casino RB, Ser. A, 5.50%, 9/01/28	$2,999,760

District of Columbia—2.1%
4,960		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, 6.50%, 5/15/33	5,149,373

Florida—18.2%
		Cnty. of Miami-Dade, Recreational Fac. Impvts. Misc. SO,
3,380		Ser. A, Zero Coupon, 10/01/31, MBIA	997,810
4,225		Ser. A, Zero Coupon, 10/01/32, MBIA	1,182,113
4,000		Ser. A, Zero Coupon, 10/01/33, MBIA	1,060,480
4,580		Ser. A, Zero Coupon, 10/01/34, MBIA	1,152,465
5,000		Ser. A, Zero Coupon, 10/01/35, MBIA	1,191,800
10,000		Ser. A, Zero Coupon, 10/01/36, MBIA	2,259,300
10,000		Ser. A, Zero Coupon, 10/01/37, MBIA	2,139,400
7,895		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	7,897,526
2,050		Fishhawk Cmnty. Dev. Dist. II, Pub. Impvts. TA, Ser. A, 6.125%, 5/01/34	2,167,239
2,415		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.00%, 6/01/38	2,329,147
3,700		Hillsborough Cnty. Indl. Dev. Auth. RB, Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30, AMT	3,875,935
1,690		Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baptist Med. Ctr. Proj., Ser. A, 5.00%, 8/15/37	1,684,677
4,755		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	5,231,689
3,730		Sumter Landing Cmnty. Dev. Dist., Retirement Facs. Misc. RB, Ser. B, 5.70%, 10/01/38	3,431,451
8,340		Vlg. Cmnty. Dev. Dist. No. 6, Pub. Impvts. SA, 5.625%, 5/01/22	8,475,775

			45,076,807

Georgia—3.1%
		City of Atlanta,
1,760		Port, Arpt. & Marina Impvts. RB, Ser. J, 5.00%, 1/01/34, FSA	1,802,451
4,000		Wtr. Util. Impvts. RB, 5.00%, 11/01/34, FSA	4,102,040
1,500	[2]	Milledgeville & Baldwin Cnty. Dev. Auth., Univ. & Coll. Impvts. RB, Georgia Coll. & St. Univ. Fndtn. Proj., 6.00%, 9/01/14	1,723,110

			7,627,601

Hawaii—1.1%
2,500		Dept. of Budget & Fin., Elec., Pwr. & Lt. RB, Hawaiian Elec. Co., Inc. Proj., Ser. D, 6.15%, 1/01/20, AMBAC, AMT	2,583,675

Illinois—12.5%
1,920	[4,5]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	1,917,523
3,210		Chicago Hsg. Auth., Local or Gtd. Hsg. RB, 5.00%, 7/01/24, FSA	3,342,637
3,540		Chicago O’Hare Intl. Arpt., Port, Arpt. & Marina RB, Ser. C-2, 5.25%, 1/01/30, FSA, AMT	3,618,234
5,000	[6]	Chicago Pub. Bldg. Comm. Bldg., Sch. Impvts. Ad Valorem Ppty. Tax RB, Ser. A, 7.00%, 1/01/20, MBIA	6,303,050

Portfolio Abbreviations

ACA	American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
CAPMAC	Capital Markets Assurance Co.
CIFG	CDC IXIS Financial Guaranty
CONNIE LEE	College Construction Loan Insurance Assoc.
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GO	General Obligation
MBIA	Municipal Bond Insurance Assoc.
PSF	Public School Fund Guaranteed
RAA	Radian Asset Assurance
RB	Revenue Bond
SA	Special Assessment
SO	Special Obligation
ST	Special Tax
TA	Tax Allocation
XLCA	XL Capital Assurance

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	13

Portfolio of Investments as of October 31, 2007	BlackRock Investment Quality Municipal Income Trust (BKN) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Illinois—(cont’d)
		Fin. Auth.,
$690		Hlth., Hosp. & Nursing Home RB, Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	$649,021
5,800		Hlth., Hosp. & Nursing Home RB, Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	6,074,978
700		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. B, 5.375%, 6/01/35	490,112
2,145		Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	2,066,558
6,500		Vlg. of Bolingbrook, Ad Valorem Ppty. Tax GO, Ser. A, 4.75%, 1/01/38, MBIA	6,478,940

			30,941,053

Kentucky—2.5%
13,500		Econ. Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/23, MBIA	6,189,480

Maryland—2.6%
5,000		Cmnty. Dev. Admin., Local or Gtd. Hsg. RB, Ser. A, 4.80%, 9/01/42, AMT	4,694,650
1,740		Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Medstar Hlth., Inc. Proj., 5.50%, 8/15/33	1,777,375

			6,472,025

Massachusetts—1.3%
3,075		Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	3,153,658

Michigan—0.7%
1,670		Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Henry Ford Hlth. Sys. Proj., Ser. A, 5.25%, 11/15/46	1,685,280

Mississippi—0.7%
1,900	[5]	Business Fin. Comm., Indl. Impvts. RB, Northrop Grumman Ship Sys. Proj., 4.55%, 12/01/28	1,760,559

Missouri—3.2%
5,250		Hsg. Dev. Comm., Local or Gtd. Hsg. RB, Ser. B1, 5.05%, 3/01/38, AMT	5,276,880
2,820		Joint Mun. Elec. Util. Comm., Elec., Pwr. & Lt. Impvts. RB, Plum Point Proj., 4.60%, 1/01/36, MBIA	2,737,459

			8,014,339

Multi-State—4.8%
7,000	[4,7]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/10	7,594,860
4,000	[4,7]	MuniMae TE Bd. Subsidiary LLC, Ser. B, 7.75%, 6/30/50	4,346,880

			11,941,740

Nebraska—3.2%
		Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. Impvts. RB,
2,765		Ser. A, 4.75%, 2/01/44	2,722,474
5,000		Ser. A, 5.00%, 2/01/34	5,120,850

			7,843,324

Nevada—0.8%
2,065		Cnty. of Clark, Private Schs. RB, Alexander Dawson Sch. Rainbow Proj., 5.00%, 5/15/29	2,066,384

New Jersey—3.6%
7,000		Econ. Dev. Auth., Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/29	7,332,570
1,510		Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj.,
		Ser. B, 6.25%, 1/01/37	1,497,829

			8,830,399

New York—5.7%
725		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	604,940
		Dorm. Auth., Univ. & Coll. Impvts. RB,
1,865	[2,3]	Univ. of Rochester Proj., Ser. A, 5.963%, 7/01/10, MBIA	1,710,000
2,030	[2,3]	Univ. of Rochester Proj., Ser. A, 6.013%, 7/01/10, MBIA	1,861,287

Principal Amount (000)		Description	Value

New York—(cont’d)
$4,100		Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Grp., Inc. Proj., 5.25%, 10/01/35	$4,355,758
2,600	[5]	New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	2,928,666
2,500		New York City Mun. Wtr. Fin. Auth., Wtr. Util. Impvts. Wtr. RB, Ser. D, 5.00%, 6/15/38	2,573,975

			14,034,626

North Carolina—4.8%
5,000		Eastn. Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB, Ser. B, 7.00%, 1/01/08, CAPMAC	5,028,000
2,425		Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fing. Auth., Indl. Impvts. RB, 5.75%, 8/01/35, AMT	2,464,722
4,315		Med. Care Comm., Hlth., Hosp. & Nursing Home RB, Novant Hlth., Inc. Proj., 5.00%, 11/01/39	4,338,603

			11,831,325

Ohio—8.4%
10,475		Air Qual. Dev. Auth., Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	10,507,682
925		Buckeye Tobacco Settlement Fin. Auth., Misc. Purpose Tobacco Settlement Funded RB, Ser. A-2, 6.50%, 6/01/47	959,641
		Cnty. of Cuyahoga, Hlth., Hosp. & Nursing Home RB,
3,485		Cleveland Clinic Fndtn. Proj., 6.00%, 1/01/20	3,836,916
5,000		Cleveland Clinic Hlth. Sys. Proj., 6.00%, 1/01/21	5,499,600

			20,803,839

Oklahoma—2.2%
2,110		Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Saint John Hlth. Sys., Inc. Proj., 5.00%, 2/15/42	2,109,831
2,900	[5]	Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A, 7.75%, 6/01/35, AMT	3,203,224

			5,313,055

Pennsylvania—6.6%
2,000		Delaware River Port. Auth., Port, Arpt. & Marina RB, Port Dist. Proj., Ser. B, 5.70%, 1/01/22, FSA	2,078,280
		Econ. Dev. Fing. Auth.,
6,380	[5]	Elec., Pwr. & Lt. Impvts. RB, Reliant Energy, Inc. Proj., Ser. A, 6.75%, 12/01/36, AMT	6,834,447
2,000		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.25%, 11/01/31, AMT	2,063,900
3,100		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.375%, 11/01/41, AMT	3,217,459
980		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Ser. 97A, 4.60%, 10/01/27, AMT	925,679
		McKeesport Area Sch. Dist., Ad Valorem Ppty. Tax GO,
870	[6]	Zero Coupon, 10/01/31, FGIC	281,106
2,435		Zero Coupon, 10/01/31, FGIC	775,815

			16,176,686

Puerto Rico—2.6%
2,900		Elec. Pwr. Auth., Elec., Pwr. & Lt. RB, Ser. UU, 5.00%, 7/01/23, FSA	3,084,991
3,115		Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. N, 5.25%, 7/01/34	3,424,070

			6,509,061

Rhode Island—0.1%
200		Hlth. & Edl. Bldg. Corp., Hlth., Hosp. & Nursing Home Impvts. RB, Lifespan Proj., 5.50%, 5/15/16, MBIA	204,270

See Notes to Financial Statements.

14	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Investment Quality Municipal Income Trust (BKN) (concluded)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

South Carolina—4.8%
$5,000		Hsg. Fin. & Dev. Auth., Hsg. RB, Ser. A2, 5.15%, 7/01/37, AMBAC, AMT	$4,999,650
		Jobs-Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Alliance Proj.,
4,000	[2]	6.875%, 8/01/13	4,654,701
2,185		Ser. A, 6.25%, 8/01/31	2,307,535

			11,961,886

Tennessee—2.1%
4,865		Memphis-Shelby Cnty. Arpt. Auth., Port, Arpt. & Marina Impvts. RB, Ser. D, 6.00%, 3/01/24, AMBAC, AMT	5,103,774

Texas—14.4%
6,000	[2]	Grapevine, Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.875%, 8/15/10, FGIC	6,384,180
5,000		Harris Cnty.-Houston Sports Auth., Hotel Occupancy Tax RB Ser. A, Zero Coupon, 11/15/38, MBIA	956,350
9,495		La Joya Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 2/15/34, PSF	9,694,490
		Lower Colorado River Auth., Misc. RB,
3,845		4.75%, 5/15/36, AMBAC	3,838,963
5	[2]	Ser. A, 5.00%, 5/15/13, MBIA	5,354
945		Ser. A, 5.00%, 5/15/31, MBIA	967,453
675		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 3/01/30, MBIA	678,260
2,010		Pearland, Ad Valorem Ppty. Tax GO, 4.75%, 3/01/29, FGIC	2,025,015
2,550		San Antonio Energy Acquisition Pub. Fac. Corp., Natural Gas Util. Impvts. RB, 5.50%, 8/01/24	2,652,051
		Tpke. Auth.,
3,325		Hwy. & Tolls Impvts. RB, Ser. A, 5.00%, 8/15/42, AMBAC	3,372,780
15,000		Hwy. & Tolls Impvts. RB, Zero Coupon, 8/15/31, AMBAC	3,989,550
1,000		Wtr. Util. Impvts. GO, Wtr. Fin. Asst. Proj., 5.75%, 8/01/22	1,049,600

			35,614,046

Utah—0.8%
1,950	[6]	Intermountain Pwr. Agcy., Elec., Pwr. & Lt. RB, 5.00%, 7/01/13, AMBAC	1,952,164

Virginia—1.0%
2,900		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, Ser. B1, 5.00%, 6/01/47	2,474,570

Washington—1.0%
1,420		Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	1,461,137
980		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Care Svcs. Proj., 4.50%, 10/01/35, FGIC	936,459

			2,397,596

Wisconsin—1.4%
3,220		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Aurora Hlth. Care Proj., 6.40%, 4/15/33	3,403,604

Wyoming—0.8%
2,145		Cmnty. Dev. Auth., Local or Gtd. Hsg. RB, Ser. 3, 4.75%, 12/01/37, AMT	2,014,392

		Total Long-Term Investments (cost $374,647,678)	385,558,473

Shares (000)

MONEY MARKET FUND—2.2%
5,500	[8,9]	Merrill Lynch Institutional Tax-Exempt Fund, 3.32% (cost $5,500,000)	5,500,000

Total Investments—158.2% (cost $380,147,67810)			$391,058,473
Other assets in excess of liabilities—1.1%			2,778,737
Preferred shares at redemption value, including dividends payable—(59.3)%			(146,564,821)

Net Assets Applicable to Common Shareholders—100%			$247,272,389

[1]	Security, or a portion thereof, with a market value of $1,069,590 has been pledged as collateral for swap contracts.
[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]	Represents a step up bond; the interest rate shown reflects the effective yield at the time of purchase.
[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2007, the Trust held 6.8% of its net assets, with a current market value of $16,859,023, in securities restricted as to resale.

[5]	Variable rate security. Rate shown is interest rate as of October 31, 2007.
[6]	Security is collateralized by Municipal or U.S. Treasury obligations.
[7]

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

[8]	Represents an investment in an affiliate.
[9]	Represents current yield as of October 31, 2007.
[10]

Cost for federal income tax purposes is $378,826,582. The net unrealized appreciation on a tax basis is $12,231,891, consisting of $15,897,030 gross unrealized appreciation and $3,665,139 gross unrealized depreciation.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	15

Portfolio of Investments as of October 31, 2007	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—156.8%
Alabama—3.8%
		Birmingham Spl. Care Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Ascension Hlth. Proj.,
$4,545		Ser. C-2, 5.00%, 11/15/36	$4,564,589
3,260		Ser. C-2, 5.00%, 11/15/39	3,270,758
15,000	[1]	Huntsville Hlth. Care Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. B, 5.75%, 6/01/12	16,485,000

			24,320,347

Arizona—6.4%
5,386		Phoenix & Pima Cnty. Indl. Dev. Auth., Local or Gtd. Hsg. RB, Ser. 2007-1, 5.25%, 8/01/38, AMT	5,465,636
4,590		Pima Cnty. Indl. Dev. Auth., Sch. Impvts. Misc. RB, American Charter Schs. Fdtn. Proj., 5.625%, 7/01/38	4,523,629
		Salt Verde Financial Corp., Nat. Gas Util. Impvts. RB,
10,280		5.00%, 12/01/32	9,923,490
14,395		5.00%, 12/01/37	13,769,249
7,000	[1]	Scottsdale Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Scottsdale Hlth. Care Proj., 5.80%, 12/01/11	7,648,620

			41,330,624

California—17.8%
7,000		California GO, 5.00%, 6/01/34	7,077,070
3,115	[1]	City of Lincoln, Pub. Impvts. ST, 6.00%, 9/01/13	3,553,841
		Cnty. Tobacco Sec. Agcy., Tobacco Settlement Funded RB,
3,385		Ser. B, Zero Coupon, 6/01/46	245,243
17,855		Ser. C, Zero Coupon, 6/01/55	572,967
22,825		Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	587,744
		Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB,
54,635		Zero Coupon, 1/15/32	13,270,295
20,535		Zero Coupon, 1/15/34	4,412,561
75,000		Zero Coupon, 1/15/38	12,619,500
		Golden St. Tobacco Sec. Corp.,
10,000	[1]	Misc. Purps. Tobacco Settlement Funded RB, Ser. A-1, 6.625%, 6/01/13	11,511,900
5,000		Tobacco Settlement Funded RB, Ser. A, 5.00%, 6/01/45	5,012,300
13,320		Los Angeles Regl. Arpts. Impvt. Corp., Lease Facs. RB, LAXfuel Corp., Los Angeles Intl. Arpt. Proj., 5.50%, 1/01/32, AMBAC, AMT	13,697,755
11,670		Misc. Taxes GO, 5.00%, 6/01/32	11,853,453
5,000		Murrieta Cmnty. Facs. Dist. No. 2, Econ. Impvts. ST, The Oaks Impvt. Area A Proj., 6.00%, 9/01/34	5,091,950
5,000		Statewide Cmnty. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	5,131,450
		Univ. of California, Univ. & Coll. Impvts. RB,
10,565		Ser. B, 4.75%, 5/15/38	10,605,992
5,000		Ser. C, 4.75%, 5/15/37, MBIA	5,027,800
4,015		West Valley-Mission Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 8/01/30, FSA	4,069,283

			114,341,104

Colorado—1.4%
2,545		City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	2,607,556
3,500	[1]	Denver Hlth. & Hosp. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. A, 6.00%, 12/01/11	3,810,660
2,530		Pk. Creek Met. Dist., Ppty. Tax Misc. RB, 5.50%, 12/01/37	2,482,436

			8,900,652

Principal Amount (000)		Description	Value

District of Columbia—6.5%
$2,390		Misc. RB, Friendship Pub. Charter Sch. Proj., 5.25%, 6/01/33, ACA	$2,350,254
25,535		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, 6.75%, 5/15/40	26,418,256
66,785	[1]	Univ. & Coll. Impvts. RB, Georgetown Univ. Proj., Ser. A, Zero Coupon, 4/01/11, MBIA	12,827,124

			41,595,634

Florida—11.2%
10,830		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10,833,466
1,905		Heritage Isle at Viera Cmnty. Dev. Dist., Wtr. Util. Impvts. SA, Ser. A, 6.00%, 5/01/35	1,992,839
9,670	[1]	Highlands Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys./Sunbelt Proj., Ser. A, 6.00%, 11/15/11	10,603,445
		JEA,
11,035	[2]	Elec., Pwr. & Lt. Impvts. RB., Ser. 3A, 4.75%, 10/01/34, FSA	11,037,538
2,900		Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/41, MBIA	2,900,986
9,000		Martin Cnty. Indl. Dev. Auth., Indl. RB, Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25, AMT	9,093,870
11,685		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	12,856,421
3,880		Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. A, 7.10%, 5/01/35	4,058,170
8,335		Vlg. Cmnty. Dev. Dist. No. 6, Pub. Impvts. SA, 5.625%, 5/01/22	8,470,694

			71,847,429

Georgia—0.6%
4,000		Richmond Cnty. Dev. Auth., Rec. Recovery RB, Intl. Paper Co. Proj., Ser. A, 6.00%, 2/01/25, AMT	4,124,640

Idaho—2.8%
16,970	[1]	Univ. of Idaho, Univ. & Coll. Impvts. RB, Student Fee Hsg. Impvt. Proj., 5.40%, 4/01/11, FGIC	17,722,110

Illinois—13.0%
4,630	[3,4]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	4,624,027
8,225		Chicago Hsg. Auth., Local or Gtd. Hsg. RB, 5.00%, 7/01/24, FSA	8,564,857
7,645		Chicago O’Hare Intl. Arpt., Port, Arpt. & Marina RB, Ser. C-2, 5.25%, 1/01/30, FSA, AMT	7,813,955
		Edl. Facs. Auth., Univ. & Coll. Impvts. RB,
760		Ser. A, 5.25%, 7/01/41	795,074
10,000	[1]	Student Hsg. Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/12	11,194,800
		Fin. Auth.,
7,145	[1]	Cash Flow Mgmt. Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.65%, 11/15/09	7,506,894
1,685		Hlth., Hosp. & Nursing Home RB, Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	1,584,928
3,700		Hlth., Hosp. & Nursing Home RB, Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	3,875,417
1,675		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. B, 5.375%, 6/01/35	1,172,768
		Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB Elmhurst Mem. Hosp. Proj.,
5,000		5.50%, 1/01/22	5,183,550
6,000		5.625%, 1/01/28	6,209,820
40,000		Met. Pier & Exposition Auth., Pub. Impvts. Sales Tax RB, McCormick Place Expansion Proj., Ser. A, Zero Coupon, 12/15/34, MBIA	10,904,000

See Notes to Financial Statements.

16	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Municipal Income Trust (BFK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Illinois—(cont’d)
$7,975		Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	$7,683,354
		Vlg. of Bolingbrook, Pub. Impvts. Ad Valorem Ppty. Tax GO,
7,120		Ser. B, Zero Coupon, 1/01/33, FGIC	2,126,388
14,085		Ser. B, Zero Coupon, 1/01/34, FGIC	3,999,013

			83,238,845

Indiana—5.9%
9,000		Hlth. Fac. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Methodist Hosp., Inc. Proj., 5.50%, 9/15/31	8,999,370
		Petersburg, Rec. Recovery Impvts. RB,
		Indianapolis Pwr. & Lt. Conv. Proj.,
10,000		5.90%, 12/01/24, AMT	10,350,700
16,000		5.95%, 12/01/29, AMT	16,356,640
2,390		Vincennes, Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	2,364,379

			38,071,089

Kentucky—0.2%
1,365		Hsg. Corp., St. Hsg. RB, Ser. F, 5.45%, 1/01/32, AMT	1,378,868

Louisiana—2.1%
9,215		Local Gov’t. Env. Facs. & Cmnty. Dev. Auth., Pub. Impvts. Misc. RB, Cap. Projs. & Equip. Acquisition Proj., 6.55%, 9/01/25, ACA	10,103,510
3,257		Saint Tammany Parish Fin. Auth., Local Sngl. Fam. Hsg. RB, Ser. A, 5.25%, 12/01/39	3,377,226

			13,480,736

Maryland—1.6%
3,200		City of Baltimore, Swr. Impvts. RB, Ser. D, 5.00%, 7/01/37, AMBAC	3,324,096
2,665		Cmnty. Dev. Admin., Local or Gtd. Hsg. RB, Ser. A, 4.65%, 9/01/32, AMT	2,500,570

4,205		Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Medstar Hlth., Inc. Proj., 5.50%, 8/15/33	4,295,323

			10,119,989

Massachusetts—1.1%
6,770		Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	6,943,177

Michigan—0.7%
4,230		Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Henry Ford Hlth. Sys. Proj., Ser. A, 5.25%, 11/15/46	4,268,705

Mississippi—3.7%
4,845	[4]	Business Fin. Comm., Indl. Impvts. RB, Northrop Grumman Ship Sys. Proj., 4.55%, 12/01/28	4,489,426
18,680		Gulfport, Hlth., Hosp. & Nursing Home Impvts. RB, Mem. Hosp. at Gulfport Proj., Ser. A, 5.75%, 7/01/31	18,967,672

			23,457,098

Missouri—0.1%
695		Joint Mun. Elec. Util. Comm., Elec., Pwr. & Lt. Impvts. RB, Plum Point Proj., 4.60%, 1/01/36, MBIA	674,657

Multi-State—7.1%
		Charter Mac Equity Issuer Trust,
1,000	[3,5]	Ser. A, 6.625%, 6/30/49	1,036,990
11,000	[3,5]	Ser. A-2, 6.30%, 6/30/49	11,346,390
16,000	[3,5]	Ser. A-3, 6.80%, 10/01/52	18,098,560
6,500	[3,5]	Ser. B-1, 6.80%, 11/30/50	6,899,880
8,000	[3,5]	MuniMae TE Bd. Subsidiary LLC, Ser. A, 6.875%, 6/30/49	8,324,560

			45,706,380

Nebraska—1.1%
6,990		Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.75%, 2/01/44	6,882,494

Principal Amount (000)		Description	Value

Nevada—1.6%
		Cnty. of Clark,
$5,000		Port, Arpt. & Marina RB, Jet Aviation Fuel Tax Proj., Ser. C, 5.00%, 7/01/40, AMBAC	$5,098,550
5,260		Private Schs. RB, Alexander Dawson Sch. Rainbow Proj., 5.00%, 5/15/29	5,263,524

			10,362,074

New Hampshire—1.2%
4,000		Bus. Fin. Auth., Indl. RB, Pub. Svc. Co. Proj., Ser. B, 4.75%, 5/01/21, MBIA, AMT	4,035,480
3,500		Hlth. & Ed. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Exeter Hosp. Proj., 5.75%, 10/01/31	3,633,665

			7,669,145

New Jersey—8.2%
		Econ. Dev. Auth.,
18,500		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/29	19,378,935
15,410	[4]	Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj. 7.00%, 11/15/30, AMT	15,977,242
8,000		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	9,080,080
3,680		Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.25%, 1/01/37	3,650,339
5,000		Tobacco Settlement Fing. Corp., Tobacco Settlement RB, Ser. 1A, 4.50%, 6/01/23	4,664,650

			52,751,246

New York—8.0%
1,820	[6]	Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	1,518,608
5,375		Env. Facs. Corp., Swr. Impvts. Misc. RB, NYC Mun. Wtr. Proj., Ser. B, 5.00%, 6/15/31	5,503,785
6,025		Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Grp., Inc. Proj., 5.25%, 10/01/35	6,400,840
7,115		Met. Transp. Auth., Misc. RB, Ser. A, 5.00%, 7/01/30, AMBAC	7,295,934
		New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj.,
22,140	[4]	7.75%, 8/01/31, AMT	25,103,439
5,000	[4]	8.00%, 8/01/28, AMT	5,750,150

			51,572,756

North Carolina—3.7%
12,550		Cap. Facs. Fin. Agcy., Coll. & Univ. RB, Duke Univ. Proj., Ser. B, 4.25%, 7/01/42	11,383,101
12,130		Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fing. Auth., Indl. Impvts. RB, 5.75%, 8/01/35, AMT	12,328,689

			23,711,790

Ohio—6.9%
		Air Qual. Dev. Auth.,
14,500		Indl. RB, Cleveland Elec. Illuminating Co. Proj., Ser. B, 6.00%, 8/01/20	14,793,335
23,820		Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	23,894,318
1,540		Buckeye Tobacco Settlement Fin. Auth., Misc. Purpose Tobacco Settlement Funded RB, Ser. A-2, 6.50%, 6/01/47	1,597,673
3,760		Pinnacle Cmnty. Infrastructure Fing. Auth., Hsg. Misc. RB, Ohio Facs. Proj., Ser. A, 6.25%, 12/01/36	3,853,098

			44,138,424

Oklahoma—2.1%
5,420		Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Saint John Hlth. Sys., Inc. Proj., 5.00%, 2/15/42	5,419,566
7,175	[4]	Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A, 7.75%, 6/01/35, AMT	7,925,218

			13,344,784

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	17

Portfolio of Investments as of October 31, 2007	BlackRock Municipal Income Trust (BFK) (concluded)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Pennsylvania—4.7%
		Econ. Dev. Fing. Auth.,
$15,580	[4]	Elec., Pwr. & Lt. Impvts. RB, Reliant Energy, Inc. Proj., Ser. A, 6.75%, 12/01/36, AMT	$16,689,763
6,500		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.375%, 11/01/41, AMT	6,746,285
4,000		Higher Edl. Facs. Auth., Univ. & Coll. Impvts. RB, La Salle Univ. Proj., 5.50%, 5/01/34	4,070,160
2,500		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Ser. 97A, 4.60%, 10/01/27, AMT	2,361,425

			29,867,633

Puerto Rico—2.7%
11,000		Elec. Pwr. Auth., Elec., Pwr. & Lt. RB, Ser. UU, 5.00%, 7/01/20, FSA	11,801,130
5,000		Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. N, 5.25%, 7/01/36	5,497,400

			17,298,530

South Carolina—6.1%
		Jobs-Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Alliance Proj.,
9,000	[1]	6.875%, 8/01/13	10,473,077
5,075		Ser. A, 6.25%, 8/01/31	5,359,606
		Lexington Cnty., Hlth., Hosp. & Nursing Home RB, Lexington Med. Ctr. Proj.,
5,000	[1]	5.50%, 11/01/13	5,485,950
10,000	[1]	5.75%, 11/01/13	11,105,400
6,345		Scago Edl. Facs. Corp. for Colleton Sch. Dist., Lease RB, Chesterfield Cnty. Sch. Proj., 5.00%, 12/01/29	6,560,032

			38,984,065

Tennessee—2.3%
20,825		Knox Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home RB, Covenant Hlth. Proj., Ser. A, Zero Coupon, 1/01/20, FSA	11,086,605
3,475		Shelby Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home RB, Saint Jude’s Children’s Hosp. Proj., 5.00%, 7/01/25	3,545,821

			14,632,426

Texas—13.3%
4,435	[6,7]	Affordable Hsg. Corp., Multi-Fam. Hsg. RB, Amer. Oppty. Hsg. Portfolio Proj., Ser. B, 8.00%, 3/01/32	659,174
		Harris Cnty.-Houston Sports Auth.,
12,580		Hotel Occupancy Tax RB, Ser. A, Zero Coupon, 11/15/38, MBIA	2,406,177
5,000		Hotel Occupancy Tax RB, Ser. H, Zero Coupon, 11/15/35, MBIA	1,154,050
26,120		Lease RB, Ser. A-3, Zero Coupon, 11/15/37, MBIA	5,145,901
		Lower Colorado River Auth., Misc. RB,
5	[1]	Ser. A, 5.00%, 5/15/13, MBIA	5,354
2,395		Ser. A, 5.00%, 5/15/31, MBIA	2,451,905
13,305		Transm. Svcs. Proj., 4.75%, 5/15/34, AMBAC	13,308,992
1,700		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 3/01/30, MBIA	1,708,211
5,060		Pearland, Ad Valorem Ppty. Tax GO, 4.75%, 3/01/29, FGIC	5,097,798
6,540		San Antonio Energy Acquisition Pub. Corp., Nat. Gas Util. Impvts. RB, 5.50%, 8/01/25	6,788,193
8,390		Tpke. Auth., Hwy. & Tolls Impvts. RB, Ser. A, 5.00%, 8/15/42, AMBAC	8,510,564
		Tpke. Auth., Hwy. & Toll Impvts. RB,
35,000		Zero Coupon, 8/15/32, AMBAC	8,744,400
62,325		Zero Coupon, 8/15/33, AMBAC	14,637,650
65,040		Zero Coupon, 8/15/34, AMBAC	14,387,498

			85,005,867

Virginia—0.3%
8,105		Comnwlth. Transp. Brd., Hwy. Impvts. RB, Zero Coupon, 4/01/32, MBIA	2,280,180

Principal Amount (000)		Description	Value

Washington—1.4%
$3,615		Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	$3,719,726
5,095		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Sys. Proj., Ser. A, 4.625%, 10/01/34, FGIC	4,975,930

			8,695,656

West Virginia—0.3%
2,070		Econ. Dev. Auth., Correctional Fac. Impvts. Lease RB, Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	2,131,893

Wisconsin—6.1%
		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB,
7,500		Aurora Hlth. Care Proj., 6.40%, 4/15/33	7,927,650
12,545	[1]	Froedtert & Cmnty. Hlth. Oblig. Grp. Proj., 5.375%, 10/01/11	13,474,710
1,205		Froedtert & Cmnty. Hlth. Oblig. Grp. Proj., 5.375%, 10/01/30	1,269,455
15,000	[1]	Wheaton Franciscan Svcs. Proj., 5.75%, 2/15/12	16,405,200

			39,077,015

Wyoming—0.8%
		Cmnty. Dev. Auth., Local or Gtd. Hsg. RB,
2,765		Ser. 3, 4.65%, 12/01/27, AMT	2,629,681
2,605		Ser. 3, 4.70%, 12/01/32, AMT	2,454,822

			5,084,503

		Total Long-Term Investments (cost $964,462,694)	1,005,012,565

Shares (000)

MONEY MARKET FUND—0.4%
2,600	[8,9]	Merrill Lynch Institutional Tax-Exempt Fund, 3.32% (cost $2,600,000)	2,600,000

Total Investments—157.2% (cost $967,062,69410)			$1,007,612,565
Other assets in excess of liabilities—1.3%			8,630,029
Preferred shares at redemption value, including dividends payable—(58.5)%			(375,261,855)

Net Assets Applicable to Common Shareholders—100%			$640,980,739

[1]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[2]	Security, or a portion thereof, with a market value of $1,480,340 has been pledged as collateral for swap contracts.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2007, the Trust held 7.9% of its net assets, with a current market value of $50,330,407, in securities restricted as to resale.

[4]	Variable rate security. Rate shown is interest rate as of October 31, 2007.
[5]

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

[6]	Illiquid security. As of October 31, 2007, the Trust held 0.3% of its net assets, with a current market value of $2,177,782, in these securities.
[7]	Issuer is in default and/or bankruptcy.
[8]	Represents an investment in an affiliate.
[9]	Represents current yield as of October 31, 2007.
[10]

Cost for federal income tax purposes is $964,443,827. The net unrealized appreciation on a tax basis is $43,168,738, consisting of $53,567,845 gross unrealized appreciation and $10,399,107 gross unrealized depreciation.

18	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—192.1%
Municipal Bonds—95.4%
Arizona—5.0%
$2,095		Phoenix & Pima Cnty. Indl. Dev. Auth., Local or Gtd. Hsg. RB, Ser. 2007-1, 5.25%, 8/01/38, AMT	$2,125,524
		Pima Cnty. Indl. Dev. Auth.,
158	[1]	Local or Gtd. Hsg. RB, 4.89%, 2/04/12, AMT	158,000
1,700		Sch. Impvts. Misc. RB, American Charter Schs. Fdtn. Proj., 5.625%, 7/01/38	1,675,418
1,000		Sch. Impvts. Misc. RB, Arizona Charter Schs. Proj., Ser. 0, 5.25%, 7/01/31	949,310
		Salt Verde Financial Corp., Nat. Gas Util. Impvts. RB,
1,850		5.00%, 12/01/32	1,785,842
2,590		5.00%, 12/01/37	2,477,413

			9,171,507

California—5.5%
7,000		Irvine Unified Sch. Dist. Fin. Grp. II, Sch. Impvts. ST, Ser. A, 5.125%, 9/01/36	6,660,850
3,625		Statewide Cmntys. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Daughters of Charity Proj., Ser. A, 5.00%, 7/01/39	3,437,442

			10,098,292

Colorado—2.0%
2,500	[1]	Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth./Sunbelt Proj., 5.125%, 11/15/29	2,536,975
1,200		North Range Met. Dist. No 2, Pub. Impvts. Ad Valorem Ppty. Tax GO, Shea Homes LP Proj., 5.50%, 12/15/37	1,096,584

			3,633,559

Connecticut—1.6%
3,000		St. Hsg. Fin. Auth., Local or Gtd. Hsg. RB, Ser. A-2, 5.15%, 5/15/38, AMT	3,004,590

District of Columbia—12.4%
		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB,
6,470		6.25%, 5/15/24	6,700,655
15,415		6.50%, 5/15/33	16,003,545

			22,704,200

Florida—5.5%
1,000	[1]	Highlands Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Adventist Bolingbrook Hlth. Sys. Proj., 5.125%, 11/15/32	1,008,980
2,830		Hillsborough Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Tampa Gen. Hosp. Proj., 5.00%, 10/01/36	2,783,107
845		Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baptist Med. Ctr. Proj., Ser. A, 5.00%, 8/15/37	842,338
1,150		Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, 1st Mtg. Orlando Lutheran Tower Proj., 5.50%, 7/01/38	1,092,833
		Sarasota Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nurisng Home RB, Vlg. On The Isle Proj.,
560		5.50%, 1/01/27	548,274
520		5.50%, 1/01/32	496,564
1,750		Tolomato Cmnty. Dev. Dist., Pub. & Recreational Fac. Impvts. SA, 6.65%, 5/01/40	1,749,300
1,850		Watergrass Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. A, 5.375%, 5/01/39	1,585,598

			10,106,994

Principal Amount (000)		Description	Value

Municipal Bonds—(cont’d)
Georgia—1.4%
$1,000		Cobb Cnty. Dev. Auth., Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.00%, 4/01/33, AMT	$929,360
1,600		Rockdale Cnty. Dev. Auth., Indl. Impvts. RB, Visy Paper Proj., Ser. A, 6.125%, 1/01/34, AMT	1,598,384

			2,527,744

Illinois—3.7%
		Fin. Auth.,
3,000		Coll. & Univ. RB, Illinois Inst. of Technology Proj., Ser. A, 5.00%, 4/01/36	2,911,320
4,000		Hlth., Hosp. & Nursing Home RB, Proctor Hosp. Proj., 5.125%, 1/01/25	3,908,200

			6,819,520

Indiana—2.1%
2,000		Delaware Cnty. Hosp. Auth., Hlth., Hosp. & Nursing Home RB Ball Mem. Hosp., Inc. Proj., 5.25%, 8/01/36	1,962,000
1,985		Hlth. & Edl. Fac. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Cmnty. Fndtn. Northwest Ind. Proj., 5.50%, 3/01/37	1,976,246

			3,938,246

Kansas—1.9%
3,650		Lenexa, Hlth., Hosp. & Nursing Home Impvts. RB, Lakeview Vlg., Inc. Proj., 5.50%, 5/15/39	3,564,481

Louisiana—0.8%
1,424		Saint Tammany Parish Fin. Auth., Local Sngl. Fam. Hsg. RB Ser. A, 5.25%, 12/01/39	1,476,242

Maryland—0.5%
1,000		Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, King Farm Presbyterian Cmnty. Proj., 5.00%, 1/01/17	974,120

Michigan—0.7%
1,540		Garden City Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Garden City Hosp. Proj., Ser. A, 5.00%, 8/15/38	1,350,056

Minnesota—5.6%
6,460		Hsg. Fin. Agy., Local or Gtd. Hsg. RB, Residential Hsg. Proj., 4.85%, 7/01/31, AMT	6,230,476
4,000		Mun. Pwr. Agy., Elec., Pwr. & Lt. Impvts. RB, 5.00%, 10/01/35	4,054,640

			10,285,116

Mississippi—0.5%
915	[1]	Business Fin. Comm., Indl. Impvts. RB, Northrop Grumman Ship Sys. Proj., 4.55%, 12/01/28	847,848

Missouri—1.4%
2,500		Hsg. Dev. Comm., Local or Gtd. Hsg. RB, Ser. B1, 5.05%, 3/01/38, AMT	2,512,800

Montana—2.3%
		Two Rivers Auth., Correctional Fac. Impvts. Misc. RB,
1,500		7.25%, 11/01/21	1,520,985
2,600		7.375%, 11/01/27	2,646,020

			4,167,005

New Hampshire—2.7%
5,000		Business Fin. Auth., Indl. Impvts. RB, Wst. Mgmt., Inc. Proj., 5.20%, 5/01/27, AMT	4,892,100

New Jersey—2.9%
5,000		Tobacco Settlement Fing. Corp., Pub. Impvts. Tobacco Settlement Funded RB, 5.75%, 6/01/32	5,360,750

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	19

Portfolio of Investments as of October 31, 2007	BlackRock Long-Term Municipal Advantage Trust (BTA) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Municipal Bonds—(cont’d)
New Mexico—1.9%
$3,750		Farmington Poll. Ctrl., Misc. RB, Pub. Svc. Co. of New Mexico Proj., Ser. B, 4.875%, 4/01/33	$3,548,700

New York—10.1%
5,000		Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Grp., Inc. Proj., 5.25%, 10/01/35	5,311,900
5,000	[2]	Nassau Cnty. Tobacco Settlement Corp., Tobacco Settlement Funded RB, Ser. A2, 5.25%, 6/01/26	4,538,850
7,600	[1]	New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj., 7.625%, 8/01/25, AMT	8,560,716

			18,411,466

North Carolina—0.6%
1,160		Med. Care Comm., Hlth., Hosp. & Nursing Home RB, Novant Hlth., Inc. Proj., 5.00%, 11/01/39	1,166,345

Oklahoma—0.6%
1,015		Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Saint John Hlth. Sys., Inc. Proj., 5.00%, 2/15/42	1,014,919

Pennsylvania—1.9%
2,080		Allegheny Cnty. Hosp. Dev. Auth., Hlth., Hosp. & Nursing Home RB, West Penn Allegheny Hlth. Sys. Proj.
		5.375%, 11/15/40	1,997,778
1,000		Harrisburg Auth., Univ. & Coll. Impvts. RB, Harrisburg Univ. of Science Proj., 5.40%, 9/01/16	1,009,010
450		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Ser. 97A, 4.60%, 10/01/27, AMT	425,056

			3,431,844

Puerto Rico—0.8%
1,500		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G. Mendez Univ. Sys. Proj.,
		5.00%, 3/01/36	1,427,940

South Carolina—3.8%
1,040		Hlth. & Edl. Fac. Auth., Hlth., Hosp. & Nursing Home RB, Sanford Hlth. Proj., 5.00%, 11/01/40	1,041,321
		Jobs-Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, First Mtg. Lutheran Homes Proj.,
600		5.50%, 5/01/28	568,944
1,000		5.625%, 5/01/42	942,860
2,500		Jobs-Econ. Dev. Auth., Misc. RB, Burroughs & Chapin Proj., 4.70%, 4/01/35, RAA	2,355,925
2,000		Scago Edl. Facs. Corp. for Colleton Sch. Dist., Sch. Impvts. Lease Approp. RB, Williamsburg Cnty. Proj.,
		5.00%, 12/01/31, RAA	1,991,600

			6,900,650

Tennessee—1.3%
5,000		Knox Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home Impvts. RB, Covenant Hlth. Proj.,
		Zero Coupon, 1/01/36	1,093,550
1,215		Shelby Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home Impvts. RB, Saint Jude Children’s Research Hosp. Proj., 5.00%, 7/01/31	1,229,410

			2,322,960

Texas—6.8%
1,247		Affordable Hsg. Corp., Sngl. Fam. Hsg. RB, Professional Educators Proj., 5.50%, 12/01/39, AMT	1,320,597
2,000		Brazos River Poll. Ctrl. Auth., Swr. Impvts. Misc. RB, TXU Energy Co. LLC Proj., 5.00%, 3/01/41, AMT	1,663,300
1,150		HFDC of Central Texas, Inc. Retirement Fac., Hlth., Hosp. & Nursing Home RB, Vlg. at Gleannloch Farms Proj., Ser. A, 5.50%, 2/15/27	1,089,717

Principal Amount (000)		Description	Value

Municipal Bonds—(cont’d)
Texas—(cont’d)
$34,560		Leander Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO, Zero Coupon, 8/15/42, PSF	$5,162,918
2,000		Mission Econ. Dev. Corp., Rec. Recvery RB, Allied Wst. Ind. Proj., 5.20%, 4/01/18, AMT	1,967,420
1,250		West Central Regl. Hsg. Fin., Local or Gtd. Hsg. RB, Ser. A, 5.35%, 12/01/39, AMT	1,300,913

			12,504,865

Vermont—2.5%
4,670	[1]	Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, 4.90%, 5/01/38, FSA, AMT	4,491,373

Virginia—2.3%
850		Fairfax Cnty. Econ. Dev. Auth., Local or Gtd. Hsg. RB, Goodwin House, Inc. Proj., 5.125%, 10/01/42	814,054
2,600		Peninsula Ports Auth., Hlth., Hosp. & Nursing Home RB, Baptist Homes Proj., Ser. C, 5.375%, 12/01/26	2,505,256
1,000		Reynolds Crossing Cmnty. Dev. Auth., Pub. Impvts. SA, Reynolds Crossing Proj., 5.10%, 3/01/21	963,760

			4,283,070

Wisconsin—3.8%
		Hlth. & Edl. Facs. Auth.,
5,335		Hlth., Hosp. & Nursing Home Impvts. RB, Ascension Hlth. Proj., 5.00%, 11/15/31	5,392,885
1,535		Hlth., Hosp. & Nursing Home RB, Franciscan Sisters Healthcare Proj., 5.00%, 9/01/26	1,494,706

			6,887,591

Wyoming—0.5%
1,015		Cmnty. Dev. Auth., Local or Gtd. Hsg. RB, Ser. 3, 4.70%, 12/01/32, AMT	956,484

		Total Municipal Bonds	174,783,377

Municipal Bonds Held in Trust—96.7%[3]
California—19.4%
15,000		Golden St. Tobacco Sec. Corp., Tobacco Settlement Funded RB, 5.00%, 6/01/45, AMBAC	15,255,000
5,000		Hlth. Fac. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Sutter Hlth. Proj., Ser. A, 5.25%, 11/15/46	5,092,450
15,000		Univ. of California, Univ. & Coll. Impvts. RB, Ser. B, 4.75%, 5/15/38, MBIA	15,083,400

			35,430,850

Georgia—16.7%
		City of Atlanta,
15,000		Port, Arpt. & Marina RB, Ser. C, 5.00%, 1/01/33, FSA	15,357,450
15,000		Wtr. Util. Impvts. Wtr. RB, 5.00%, 11/01/43, FSA	15,283,650

			30,641,100

Illinois—8.4%
15,000		Chicago O’Hare Intl. Arpt., Port, Arpt. & Marina RB, Ser. A, 5.00%, 1/01/33, FGIC	15,424,350

Indiana—7.6%
		Carmel Redev. Auth., Econ. Impvts. Lease RB, Performing Arts Ctr. Proj.,
7,230		4.75%, 2/01/33	7,122,779
6,580		5.00%, 2/01/33	6,704,230

			13,827,009

Massachusetts—6.6%
11,855		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Ser. D, 5.45%, 6/01/37, AMT	12,036,381

See Notes to Financial Statements.

20	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Long-Term Municipal Advantage Trust (BTA) (concluded)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Municipal Bonds Held in Trust[3]—(cont’d)
Nebraska—8.2%
$15,000		Omaha Pub. Pwr. Dist., Elec., Lt. & Pwr. Impvts. RB, Ser. B, 4.75%, 2/01/36, FGIC	$15,080,400

New York—8.4%
15,000		New York City Mun. Wtr. Fin. Auth., Wtr. RB, Ser. D, 5.00%, 6/15/39	15,410,400

North Carolina—16.3%
13,495	[4]	Charlotte-Mecklenburg Hosp. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Carolinas Hlth. Care Sys. Proj., Ser. A, 5.00%, 1/15/15	14,559,620
15,170		Univ. of North Carolina, Univ. & Coll. Impvts. RB, Ser. A, 4.75%, 12/01/34	15,291,057

			29,850,677

Texas—5.1%
9,150		New Caney Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 2/15/35, PSF	9,386,529

		Total Municipal Bonds Held in Trust	177,087,696

		Total Long-Term Investments (cost $358,802,970)	351,871,073

Shares (000)

MONEY MARKET FUND—1.4%
2,600	[5,6]	Merrill Lynch Institutional Tax-Exempt Fund, 3.32% (cost $2,600,000)	2,600,000

Total Investments—193.5% (cost $361,402,9707)			$354,471,073
Other assets in excess of liabilities—4.7%			8,552,377
Liability for trust certificates, including interest payable—(98.2)%			(179,862,120)

Net Assets—100%			$183,161,330

[1]	Variable rate security. Rate shown is interest rate as of October 31, 2007.
[2]	Represents a step up bond; the interest rate shown reflects the effective yield at the time of purchase.
[3]

Security represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Trust has acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2 to Financial Statements for details of municipal bonds held in trust.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Represents an investment in an affiliate.
[6]	Represents current yield as of October 31, 2007.
[7]

Cost for federal income tax purposes is $360,878,609. The net unrealized depreciation on a tax basis is $6,407,536, consisting of $2,238,052 gross unrealized appreciation and $8,645,588 gross unrealized depreciation.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	21

Portfolio of Investments as of October 31, 2007	BlackRock California Investment Quality Municipal Trust (RAA)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—148.4%
California—131.4%
$1,000		Ad Valorem Ppty. Tax GO, 5.00%, 9/01/32	$1,014,200

625		California St. Univ., Coll. & Univ. RB, Ser. C, 5.00%, 11/01/38, MBIA	644,531

500		Chabot-Las Positas Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 8/01/31, AMBAC	520,085

		City of Chula Vista,
275		Nat. Gas Util. Impvts. Nat. Gas RB, 5.00%, 12/01/27, AMT	277,156
320		RB, San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	322,509

1,000		Cnty. of San Bernardino, Pub. Impvts. ST, 5.90%, 9/01/33	1,013,350

600		Contra Costa Wtr. Dist., Wtr. RB, Ser. 0, 5.00%, 10/01/24, AMBAC	635,586

		Golden St. Tobacco Sec. Corp., Misc. Purps. Tobacco Settlement Funded RB,
250		Ser. A-1, 5.125%, 6/01/47	219,407
600	[1]	Ser. B, 5.50%, 6/01/13	656,862
400	[1]	Ser. B, 5.625%, 6/01/13	440,416

1,040		Hlth. Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Cedars Sinai Med. Ctr. Proj., 5.00%, 11/15/34	1,042,028

500		Infrastructure & Econ. Dev. Bank, Misc. RB, Salvation Army Proj., 5.00%, 9/01/27, AMBAC	520,245

1,000		Los Angeles Cnty. Cmnty. Facs. Dist. No. 3 ST, Ser. A, 5.50%, 9/01/14, FSA	1,026,420

510		Los Angeles Dept. of Arpts., Port, Arpt. & Marina RB, Ontario Intl. Proj., Ser. A, 5.00%, 5/15/26, MBIA, AMT	520,292

500		Los Angeles Dept. of Wtr. & Pwr., Elec., Pwr. & Lt. RB, Pwr. Sys. Proj., 5.00%, 7/01/35, FSA	516,030

945	[2]	Los Angeles Regl. Arpts. Impvt. Corp., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj., Ser. B, 7.50%, 12/01/24, AMT	1,026,308

500		Met. Wtr. Dist. of Southern California, Wtr. Util. Impvts. RB, Ser A, 5.00%, 7/01/37	519,390

500	[2]	Poll. Ctrl. Fing. Auth., Rec. Recovery Impvts. RB, Chemical Wst. Mgmt., Inc. Proj., Ser. C, 5.125%, 11/01/23, AMT	494,890

1,000		Poway Unified Sch. Dist., Pub. Impvts. ST, Cmnty. Facs. Dist. No. 6 Proj., 5.60%, 9/01/33	1,006,000

40		Pub. Impvts. Misc. GO, 5.75%, 3/01/19	40,249

500		Pub. Wks. Brd., Correctional Fac. Impvts. Lease Abatement RB, Dept. Corrections Rehab Proj., Ser. H, 5.00%, 11/01/31	507,605

500		Rural Home Mtg. Fin. Auth., Local Sngl. Fam. Hsg. RB, 5.40%, 12/01/36, AMT	528,065

40		Southern California Pub. Pwr. Auth., Elec., Pwr. & Lt. RB, 5.50%, 7/01/20, MBIA	40,062

500		Southern Home Fin. Auth., Local or Gtd. Hsg. RB, Ser. A, 5.80%, 12/01/49, AMT	538,185

500		Southern Pub. Pwr. Auth., Nat. Gas Util. Impvts. RB, Ser. A, 5.00%, 11/01/33	485,140

		Statewide Cmntys. Dev. Auth., Hlth., Hosp. & Nursing Home RB,
500		Kaiser Hosp. Asset Mgmt. Proj., 5.25%, 8/01/31	510,865
500		Kaiser Permanente Proj., Ser. A, 5.00%, 4/01/31	502,215
500		Kaiser Permanente Proj., Ser. B, 5.25%, 3/01/45	506,020

900	[1]	Tobacco Sec. Auth. of Southern California, Misc. Purps. Tobacco Settlement Funded RB, Ser. A, 5.625%, 6/01/12	981,504

Principal Amount (000)		Description	Value

California (cont’d)
$750		Tustin Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax ST, Cmnty. Facs. Dist. 97-1-A Proj., 5.00%, 9/01/32, FSA	$765,757

500		Vacaville Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 8/01/30, MBIA	519,155

			18,340,527

Puerto Rico—17.0%
500		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 7/01/34	503,910

255	[1]	Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. NN, 5.125%, 7/01/13	275,984

85		Hwy. & Transp. Auth., Hwy. Tolls RB, Ser. L, 5.25%, 7/01/38, AMBAC	94,932

700		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	687,589

745	[1]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	801,799

			2,364,214

		Total Long-Term Investments (cost $20,142,370)	20,704,741

Shares (000)

MONEY MARKET FUND—3.0%
418	[3,4]	CMA California Mun. Money Fund, 2.88% (cost $417,505)	417,505

Total Investments—151.4% (cost $20,559,8755)			$21,122,246
Other assets in excess of liabilities—2.4%			338,082
Preferred shares at redemption value, including dividends payable—(53.8)%			(7,504,171)

Net Assets Applicable to Common Shareholders—100%			$13,956,157

[1]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[2]	Variable rate security. Rate shown is interest rate as of October 31, 2007.
[3]	Represents an investment in an affiliate.
[4]	Represents current yield as of October 31, 2007.
[5]

Cost for federal income tax purposes is $20,555,268. The net unrealized appreciation on a tax basis is $566,978, consisting of $727,416 gross unrealized appreciation and $160,438 gross unrealized depreciation.

See Notes to Financial Statements.

22	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—153.7%
California—134.6%
		Anaheim Pub. Fing. Auth., Recreational Fac. Impvts. Lease Abatement RB, Pub. Impvt. Proj.,
$24,500		Ser. C, Zero Coupon, 9/01/31, FSA	$7,639,100
6,070		Ser. C, Zero Coupon, 9/01/32, FSA	1,797,934

		California GO,
5,500		Ser. BZ, 5.35%, 12/01/21, MBIA, AMT	5,521,285
5,000		Ser. BZ, 5.375%, 12/01/24, MBIA, AMT	5,017,250

10,000		Cash Flow Mgmt. Ad Valorem Ppty. Tax GO, 5.50%, 11/01/33	10,569,200

		City of Chula Vista,
4,395		Nat. Gas Util. Impvts. Nat. Gas RB, 5.00%, 12/01/27, AMT	4,429,457
5,065		RB, San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	5,104,710

1,905	[1]	City of Richmond, Swr. Impvts. RB, Zero Coupon, 8/01/31, FGIC	616,077

		City of San Jose, Local Multi-Fam. Hsg. RB,
2,880		Lenzen Hsg. Proj., Ser. B, 5.45%, 2/20/43, AMT	2,916,864
3,595		Vlgs. Pkwy. Sr. Apts. Proj., Ser. D, 5.50%, 4/01/34, AMT	3,637,169

2,000	[2]	City of Vernon, Elec., Pwr. & Lt. Impvts. RB, Malburg Generating Station Proj., 5.50%, 4/01/08	2,017,380

5,000		Cnty. Tobacco Sec. Agcy., Misc. Purp. Tobacco Settlement Funded RB, Stanislaus Fdg. Proj., Ser. A, 5.875%, 6/01/43	5,010,650

		Dept. of Wtr. Recs.,
6,000	[2]	Cash Flow Mgmt., Elec., Pwr. & Lt. RB, Ser. A, 5.375%, 5/01/12	6,529,080
4,000	[2]	Elec., Pwr. & Lt. RB, Ser. A, 5.375%, 5/01/12	4,352,720

10,000		Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Stanford Univ. Proj., Ser. Q, 5.25%, 12/01/32	10,350,200

6,000		El Monte, Pkg. Fac. Impvts. Lease Abatement COP, Dept. of Pub. Svcs. Facs. Phase II Proj., 5.25%, 1/01/34, AMBAC	6,118,620

		Elk Grove Unified Sch. Dist., Sch. Impvts. ST, Cmnty. Facs. Dist. 1 Proj.,
7,485		Zero Coupon, 12/01/29, AMBAC	2,291,907
7,485		Zero Coupon, 12/01/30, AMBAC	2,166,533
7,485		Zero Coupon, 12/01/31, AMBAC	2,048,121

		Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB,
5,000		Zero Coupon, 1/15/33	1,143,050
5,000		Zero Coupon, 1/15/34	1,074,400
13,445		Zero Coupon, 1/15/35	2,720,058
1,000		Zero Coupon, 1/15/38	168,260
5,000	[3]	5.064%, 1/15/26	4,758,450
10,030		5.75%, 1/15/40	10,152,065

		Golden St. Tobacco Sec. Corp., Misc. Purps. Tobacco Settlement Funded RB,
2,000	[2]	Ser. A-1, 6.625%, 6/01/13	2,302,380
8,500	[2]	Ser. B, 5.50%, 6/01/13	9,305,545
5,800	[2]	Ser. B, 5.625%, 6/01/13	6,386,032

		Hlth. Facs. Fin. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
4,890	[1]	Kaiser Proj., Ser. A, 5.40%, 5/01/28	4,969,071
3,000	[2]	Valleycare Med. Ctr. Proj., Ser. A, 5.375%, 5/01/12	3,232,320

5,000		Huntington Beach Union High Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Zero Coupon, 8/01/33, FGIC	1,452,000

Principal Amount (000)		Description	Value

California—(cont’d)
		Infrastructure & Econ. Dev. Bank,
$13,500		Hlth., Hosp. & Nursing Home Impvts. RB, Kaiser Asst. Corp. Proj., Ser. A, 5.55%, 8/01/31	$13,932,675
15,250		Hlth., Hosp. & Nursing Home Impvts. RB, The J. David Gladstone Proj., 5.25%, 10/01/34	15,460,145
5,000	[2]	Hwy. Impvts. Tolls RB, Bay Area Toll Brdgs. Proj., Ser. A, 5.00%, 1/01/28, AMBAC	5,440,200

4,965		Irvine, Local Sngl. Fam. Hsg. RB, Meadows Mobile Home Pk. Proj., Ser. A, 5.70%, 3/01/28	4,994,045

7,700	[2]	Kaweah Delta Hlth. Care Dist., Hlth., Hosp. & Nursing Home RB, 6.00%, 8/01/12	8,665,811

		Lathrop Fing. Auth., Wtr. Util. Impvts. Wtr. RB,
2,855		5.90%, 6/01/27	2,864,250
5,140		6.00%, 6/01/35	5,156,602

		Live Oak Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Cap. Apprec. Election 2004,
985		Zero Coupon, 8/01/35, XLCA	233,622
1,030		Zero Coupon, 8/01/36, XLCA	230,792
1,080		Zero Coupon, 8/01/37, XLCA	228,323
1,125		Zero Coupon, 8/01/38, XLCA	224,606
1,175		Zero Coupon, 8/01/39, XLCA	221,253
1,230		Zero Coupon, 8/01/40, XLCA	218,399
1,285		Zero Coupon, 8/01/41, XLCA	215,109
1,340		Zero Coupon, 8/01/42, XLCA	212,336
1,400		Zero Coupon, 8/01/43, XLCA	209,076
1,465		Zero Coupon, 8/01/44, XLCA	206,140

4,110	[3]	Los Angeles Regl. Arpts. Impvt. Corp., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj., Ser. C, 7.50%, 12/01/24, AMT	4,463,625

5,000		Los Angeles Unified Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. A-1, 4.50%, 1/01/28, MBIA	4,947,400

8,000		Met. Wtr. Dist. of Southern California, Wtr. Util. Impvts. RB, Ser A, 5.00%, 7/01/37	8,310,240

5,000		Misc. Tax GO, 5.00%, 6/01/37	5,064,400

1,000		Palm Springs, Hsg. RB, Sahara Mobile Home Pk. Proj., 5.625%, 5/15/26	1,021,340

		Poll. Ctrl. Fing. Auth., Rec. Recovery Impvts. RB,
2,290		Central Valley Wst. Svc. Proj., Ser. A-2, 5.40%, 4/01/25, AMT	2,305,274
6,000	[4]	Chemical Wst. Mgmt., Inc. Proj., Ser. C, 5.125%, 11/01/23, AMT	5,938,680

4,000		Rancho Cucamonga Cmnty. Facs. Dist., Pub. Impvts. ST, Ser. A, 6.50%, 9/01/33	4,209,120

15,500		Rancho Cucamonga Redev. Agcy., Econ. Impvts. TA, Rancho Redev. Proj., 5.125%, 9/01/30, MBIA	15,858,515

9,000		San Diego Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 8/01/32, FSA	9,382,410

6,500		San Francisco City & Cnty. Arpts. Comm., Port, Arpt. & Marina RB, Ser. 27-A, 5.25%, 5/01/31, MBIA, AMT	6,586,970

		San Francisco City & Cnty. Redev. Agcy., Pub. Impvts. ST, Cmnty. Facs. Dist. No. 6, Mission Bay South Proj.,
1,775		6.125%, 8/01/31	1,808,051
7,500		6.25%, 8/01/33	7,696,950

		Santa Clara Cnty. Hsg. Auth., Local Multi-Fam. Hsg. RB,
1,715		John Burns Gardens Apts. Proj., Ser. A, 5.85%, 8/01/31, AMT	1,779,827
1,235		River Town Apts. Proj., Ser. A, 6.00%, 8/01/41, AMT	1,288,982

3,075		Santa Clarita, Cmnty. Facs. Dist. ST, Valencia Town Ctr. Proj., 5.85%, 11/15/32	3,101,568

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	23

Portfolio of Investments as of October 31, 2007	BlackRock California Municipal Income Trust (BFZ) (concluded)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

California—(cont’d)
		Statewide Cmnty. Dev. Auth.,
$4,000		Hlth., Hosp. & Nursing Home Impvts. RB, Daughters of Charity Proj., Ser. A, 5.25%, 7/01/30	$4,009,720
10,000		Hlth., Hosp. & Nursing Home Impvts. RB, Sutter Hlth. Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	10,387,400
7,000		Hlth., Hosp. & Nursing Home RB, Kaiser Permanente Proj., Ser. B, 5.25%, 3/01/45	7,084,280

2,000		Upland Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.125%, 8/01/25, FSA	2,111,320

2,245		Val Verde Unified Sch. Dist. ST, 6.25%, 10/01/28	2,366,477

			304,233,821

Multi-State—9.7%
		Charter Mac Equity Issuer Trust,
7,000	[5,6]	Ser. A-2, 6.30%, 6/30/49	7,220,430
4,000	[5,6]	Ser. B-1, 6.80%, 11/30/50	4,246,080

		MuniMae TE Bd. Subsidiary LLC,
7,000	[5,6]	Ser. A, 6.30%, 6/30/49	7,210,350
3,000	[6]	Ser. B, 6.80%, 6/30/50	3,180,330

			21,857,190

Puerto Rico—9.4%
10,000	[2]	Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. 2, 5.25%, 7/01/12	10,845,500

10,000	[2]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.70%, 2/01/10	10,486,900

			21,332,400

		Total Long-Term Investments (cost $332,495,726)	347,423,411

Shares (000)

MONEY MARKET FUND—3.1%
6,844	[7,8]	CMA California Mun. Money Fund, 2.88% (cost $6,844,361)	6,844,361

Total Investments—156.8% (cost $339,340,0879)			$354,267,772
Other assets in excess of liabilities—1.6%			3,664,983
Preferred shares at redemption value, including dividends payable—(58.4)%			(131,993,468)

Net Assets Applicable to Common Shareholders—100%			$225,939,287

[1]	Security is collateralized by Municipal or U.S. Treasury obligations.
[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]	Represents a step up bond; the interest rate shown reflects the effective yield at time of purchase.
[4]	Variable rate security. Rate shown is interest rate as of October 31, 2007.
[5]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2007, the Trust held 8.3% of its net assets, with a current market value of $18,676,860, in securities restricted as to resale.

[6]

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

[7]	Represents an investment in an affiliate.
[8]	Represents current yield as of October 31, 2007.
[9]

Cost for federal income tax purposes is $339,174,020. The net unrealized appreciation on a tax basis is $15,093,752, consisting of $15,855,772 gross unrealized appreciation and $762,020 gross unrealized depreciation.

See Notes to Financial Statements.

24	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Florida Investment Quality Municipal Trust (RFA)
(Percentages shown are based on Net Assets)

Principal Amount (000)

		Description	Value

LONG-TERM INVESTMENTS—158.7%
Arizona—1.7%
$250		Salt Verde Financial Corp., Nat. Gas Util. Impvts. RB, 5.25%, 12/01/29	$260,440

Florida—145.1%
240		Arborwood Cmnty. Dev. Dist., Pub. Impvts. SA, Master Infrastructure Proj., Ser. B, 5.10%, 5/01/14	225,806

500		Ave Maria Stewardship Cmnty. Dev. Dist., Pub. Impvts. SA, 4.80%, 11/01/12	472,140

170	[1]	Boynton Beach, Util. Sys. RB, 6.25%, 11/01/20, FGIC	199,283

500		Broward Cnty. Hsg. Fin. Auth., Local or Gtd. Hsg. RB, Ser. E, 5.90%, 10/01/39, AMT	530,280

700		Broward Cnty. Sch. Brd., Sch. Impvts. Lease Renewal COP, Ser. A, 5.00%, 7/01/30, FSA	717,423

700		City of Fort Myers, Wtr. Util. Impvts. RB, 5.00%, 10/01/31, MBIA	722,848

455		Cnty. of Escambia, Indl. RB, Intl. Paper Co. Proj., Ser. A, 5.00%, 8/01/26, AMT	433,670

265		Cnty. of Madison, Correctional Fac. Impvts. RB, Twin Oaks Juvenile Dev. Proj., Ser. A, 6.00%, 7/01/25	266,492

		Cnty. of Miami-Dade,
750		Florida Aviation, Port, Arpt. & Marina RB, Miami Intl. Arpt. Proj., Ser. B, 5.00%, 10/01/37, FGIC	764,010

1,000	[2]	Misc. Tax RB, Ser. B, Zero Coupon, 10/01/08, AMBAC	696,210

5,000		Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/31, MBIA	1,375,450

750		Cnty. of Saint Johns, Pub. Impvts. Wtr. RB, 5.00%, 10/01/35, FSA	770,287

500		Collier Cnty. Sch. Brd., Sch. Impvts. Lease COP, 5.00%, 2/15/27, FSA	517,625

500		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.25%, 6/01/26	508,965

250		Heritage Harbour North Cmnty. Dev. Dist., Pub. Impvts. Wtr. Util. & Swr. Impvts. SA, 6.375%, 5/01/38	248,205

555		Higher Edl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Flagler Coll., Inc. Proj., 5.25%, 11/01/36, XLCA	580,924

750		Highlands Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home RB, Adventist/Sunbelt Hosp. Proj., 5.00%, 11/15/30	751,463

250		Hillsborough Cnty. Hsg. Fin. Auth., Local or Gtd. Hsg. RB, Ser. 1, 5.375%, 10/01/49, AMT	264,993

500	[3]	Hillsborough Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, H. Lee Moffitt Cancer Ctr. Proj., 5.25%, 7/01/37	504,110

240		Hsg. Fin. Corp., Local or Gtd. Hsg. RB, Ser. 3, 5.15%, 7/01/38, AMT	239,616

500		Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Southern Baptist Hosp. Proj., Ser. A, 5.00%, 8/15/37, FSA	509,660

250		Jacksonville Hsg. Fin. Auth., Local or Gtd. Hsg. RB, Ser. A-1, 5.625%, 10/01/39, AMT	259,368

500		Lee Cnty. Hsg. Fin. Auth., Local Sngl. Fam. Hsg. RB, Mult. Cnty. Proj., Ser. A-2, 6.00%, 9/01/40, AMT	543,325

400	[4]	Lee Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Alliance Cmnty. for Retirement Proj., 5.00%, 11/15/32	371,436

250		Lee Mem. Hlth. Sys. Hosp., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. A, 5.00%, 4/01/32, AMBAC	255,835

250	[3]	Manatee Cnty. Hsg. Fin. Auth., Local or Gtd. Hsg. RB, Ser. A, 5.90%, 9/01/40	265,490

Principal Amount (000)

		Description	Value

Florida—(cont’d)
$500		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	$550,125

750		Miami Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Catholic Hlth. East Proj., Ser. C, 5.125%, 11/15/24	765,787

500		Miami-Dade Cnty. Hsg. Fin. Auth., Local or Gtd. Hsg. RB, Home Ownership Mtg. Proj., Ser. A, 5.55%, 10/01/49, AMT	528,660

250		New River Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.00%, 5/01/13	236,643

500		Orange Cnty. Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Rollins Coll. Proj., 5.25%, 12/01/37, AMBAC	527,205

		Orange Cnty. Hlth. Facs. Auth.,
105		Misc. RB, Orlando Lutheran Towers Proj. 5.375%, 7/01/20	102,126
95		Misc. RB, Orlando Lutheran Towers Proj., 5.70%, 7/01/26	93,917

500		Orange Cnty. Sch. Brd., Sch. Impvts. Lease COP, Ser. A, 5.00%, 8/01/32, FGIC	513,875

750		Peace River/Manasota Regl. Wtr. Sply. Auth., Wtr. Util. Impvts. RB, Ser. A, 5.00%, 10/01/35, FSA	768,285

400		Pine Ridge Plantation Cmnty. Dev. Dist., Wtr. Util. Impvts. SA, Ser. B, 5.00%, 5/01/11	384,012

1,000	[2]	Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baycare Hlth. Sys., Inc. Proj., 5.50%, 5/15/13	1,093,050

700		South Florida Wtr. Mgmt. Dist., Wtr. Util. Impvts. Lease Approp. COP, 5.00%, 10/01/36, AMBAC	716,149

585		Stevens Plantation Impvt. Proj. Dependent Spl. Dist., Pub. Impvts. Misc. RB, 6.375%, 5/01/13	590,522

250		Tolomato Cmnty. Dev. Dist., Pub. Impvts. Recreational Fac. Impvts. SA, 6.55%, 5/01/27	250,000

1,050		Univ. of North Florida Fing. Corp., Univ. & Coll. Impvts. Lease RB, Hsg. Proj., 5.00%, 11/01/37, FGIC	1,078,276

750		Vlg. Ctr. Cmnty. Dev. Dist., Recreational Fac. Impvts. RB, Ser. A, 5.00%, 11/01/32, MBIA	767,467

			21,961,013

Puerto Rico—11.9%
500		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 7/01/34	503,910

85		Hwy. & Transp. Auth., Hwy. Tolls RB, Ser. L, 5.25%, 7/01/38, AMBAC	94,932

400		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	392,908

745	[2]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	801,799

			1,793,549

		Total Long-Term Investments (cost $23,738,791)	24,015,002

Shares (000)

MONEY MARKET FUND—1.4%
211	[5,6]	CMA Florida Mun. Money Fund, 2.81% (cost $210,500)	210,500

Total Investments—160.1% (cost $23,949,2917)			$24,225,502
Liabilities in excess of other assets—(3.9)%			(586,732)
Preferred shares at redemption value, including dividends payable—(56.2)%			(8,504,890)

Net Assets Applicable to Common Shareholders—100%			$15,133,880

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	25

Portfolio of Investments as of October 31, 2007	BlackRock Florida Investment Quality Municipal Trust (RFA) (concluded)
(Percentages shown are based on Net Assets)

[1]	Security is collateralized by Municipal or U.S. Treasury obligations.
[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]	When-issued security.
[4]	Illiquid security. As of October 31, 2007, the Trust held 2.5% of its net assets, with a current market value of $371,436, in these securities.
[5]	Represents an investment in an affiliate.
[6]	Represents current yield as of October 31, 2007.
[7]

Cost for federal income tax purposes is $23,943,243. The net unrealized appreciation on a tax basis is $282,259, consisting of $515,587 gross unrealized appreciation and $233,328 gross unrealized depreciation

26	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Florida Municipal Income Trust (BBF)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—155.3%
Arizona—1.2%
$1,175		Salt Verde Financial Corp., Nat. Gas Util. Impvts. RB, 5.25%, 12/01/29	$1,224,068

Florida—143.9%
1,000		Ave Maria Stewardship Cmnty. Dev. Dist., Pub. Impvts. SA, 4.80%, 11/01/12	944,280

7,705		Beacon Tradeport Cmnty. Dev. Dist. SA, Ser. A, 5.625%, 5/01/32, RAA	7,965,121

2,000		Boynton Beach, Hsg. RB, Clipper Cove Apts. Proj., 5.45%, 1/01/33, ACA	2,006,980

5,550	[1]	Brd. of Ed., Sch. Impvts. Misc. GO, Ser. A, 5.125%, 6/01/10	5,829,942

2,000		Brevard Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, First Hlth., Inc. Proj., 5.00%, 4/01/36	1,981,940

2,800		Cap. Projs. Fin. Auth., Univ. & Coll. Impvts. RB, Cap. Projs. Loan Proj., Ser. F-1, 5.00%, 10/01/31, MBIA	2,851,576

1,355		City of Fort Myers, Wtr. Util. Impvts. RB, 5.00%, 10/01/31, MBIA	1,399,227

4,000		City of Jacksonville, Pub. Impvts. Sales Tax RB, 5.00%, 10/01/26, MBIA	4,079,560

2,770	[2]	City of Melbourne, Wtr. Util. Impvts. RB, Zero Coupon, 10/01/21, FGIC	1,501,312

		City of Tampa,
5,500		Univ. & Coll. Impvts. RB, Univ. of Tampa Proj., 5.625%, 4/01/32, RAA	5,632,275
4,000		Wtr. RB, Ser. A, 5.00%, 10/01/26	4,092,480

1,690		Cnty. of Madison, Correctional Fac. Impvts. RB, Twin Oaks Juvenile Dev. Proj., Ser. A, 6.00%, 7/01/25	1,699,515

		Cnty. of Miami-Dade,
2,595		Misc. Taxes RB, Ser. A, Zero Coupon, 10/01/19, MBIA	1,411,810
25,000		Recreational Fac. Impvts. Misc. Tax SO, Ser. C, Zero Coupon, 10/01/28, MBIA	8,082,250
9,700		Recreational Fac. Impvts. Misc. Tax SO, Ser. B, Zero Coupon, 10/01/33, MBIA	2,380,962

1,300		Cnty. of Orange, Misc. Tax RB, 5.00%, 10/01/29, AMBAC	1,341,964

1,000		Cnty. of Saint Johns, Pub. Impvts. Wtr. RB, 5.00%, 10/01/35, FSA	1,027,050

1,200		Collier Cnty. Sch. Brd., Sch. Impvts. Lease COP, 5.00%, 2/15/27, FSA	1,242,300

1,000		Easton Pk. Comm. Dev. Dist., Pub. Impvts. SA, 5.20%, 5/01/37	837,130

799		Escambia Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, 5.95%, 7/01/20, AMBAC	829,949

65		Gateway Svcs. Cmnty. Dev. Dist., Pub. Impvts. SA, Stoneybrook Proj., 5.50%, 7/01/08	64,992

2,500		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.25%, 6/01/26	2,544,825

1,500		Heritage Harbour North Cmnty. Dev. Dist., Pub. Impvts. Wtr. Util. & Swr. Impvts. SA, 6.375%, 5/01/38	1,489,230

Principal Amount (000)		Description	Value

Florida—(cont’d)
$1,635		Heritage Harbour South Cmnty. Dev. Dist., Pub. Impvt. SA, Ser. A, 6.50%, 5/01/34	$1,798,860

		Highlands Cnty. Hlth. Facs. Auth.,
6,500	[1]	Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys./Sunbelt Proj., Ser. A, 6.00%, 11/15/11	7,127,445
4,000	[3]	Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys./Sunbelt Proj., Ser. C, 5.25%, 11/15/36	4,080,680

		Hillsborough Cnty. Indl. Dev. Auth.,
1,450		Elec., Pwr. & Lt. RB, Tampa Elec. Co. Proj., 5.50%, 10/01/23	1,478,666
1,700	[4]	Hlth., Hosp. & Nursing Home RB, H. Lee Moffitt Cancer Ctr. Proj., 5.25%, 7/01/37	1,713,974

7,500		Jacksonville Econ. Dev. Comm., Hlth., Hosp. & Nursing Home Impvts. RB, Mayo Clinic Jacksonville Proj., Ser. B, 5.50%, 11/15/36	7,843,125

2,280		Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Southern Baptist Hosp. Proj., Ser. A, 5.00%, 8/15/37, FSA	2,324,050

5,000		JEA, Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/41, MBIA	5,001,700

1,600	[1]	Laguna Lakes Cmnty. Dev. Dist., SA RB, Ser. A, 6.40%, 5/01/13	1,804,992

1,430	[5]	Lee Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Alliance Cmnty. for Retirement Proj., 5.00%, 11/15/32	1,327,884

1,000		Lee Mem. Hlth. Sys. Hosp., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. A, 5.00%, 4/01/32, AMBAC	1,023,340

3,000		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	3,300,750

1,000		Miami-Dade Cnty. Expwy. Auth., Hwy. Tolls RB, 5.125%, 7/01/25, FGIC	1,047,650

1,500		New River Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.00%, 5/01/13	1,419,855

		Northern Palm Beach Cnty. Impvt. Dist., Wtr. Util. Impvts. SA RB, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj.,
1,155	[1]	6.10%, 8/01/11	1,253,602
295		6.10%, 8/01/21	304,269
3,500	[1]	6.125%, 8/01/11	3,844,295

1,000		Orange Cnty. Edl. Facs Auth., Univ. & Coll. Impvts. RB, Rollins Coll. Proj., 5.25%, 12/01/27, AMBAC	1,066,070

		Orange Cnty. Hlth. Facs. Auth., Misc. RB, Orlando Lutheran Towers Proj.,
655		5.375%, 7/01/20	637,073
600		5.70%, 7/01/26	593,160

1,000		Orange Cnty. Sch. Brd., Sch. Impvts. Lease COP, Ser. A, 5.00%, 8/01/32, FGIC	1,027,750

		Palm Beach Cnty. Sch. Brd.,
2,500		Lease Approp. COP, Ser. B, 5.00%, 8/01/25, AMBAC	2,589,425
1,000		Sch. Impvts. Lease COP, Ser. A, 5.00%, 8/01/29, FGIC	1,023,500

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	27

Portfolio of Investments as of October 31, 2007	BlackRock Florida Municipal Income Trust (BBF) (concluded)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Florida—(cont’d)
$600		Pine Ridge Plantation Cmnty. Dev. Dist., Wtr. Util. Impvts. SA, Ser. B, 5.00%, 5/01/11	$576,018

750		South Florida Wtr. Mgmt. Dist., Wtr. Util. Impvts. Lease Approp. COP, 5.00%, 10/01/36, AMBAC	767,302

		South Miami Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Baptist Hlth. Proj.,
1,000		5.00%, 8/15/32	1,006,850
12,000	[1]	5.25%, 2/01/13	12,921,000

2,700		Sumter Cnty. Indl. Dev. Auth., Indl. Impvts. RB, North Sumter Util. Co. LLC Proj., 6.80%, 10/01/32, AMT	2,742,768

1,250		Tolomato Cmnty. Dev. Dist., Pub. Impvts. Recreational Fac. Impvts. SA, 6.55%, 5/01/27	1,250,000

1,000		Univ. of North Florida Fing. Corp., Univ. & Coll. Impvts. Lease RB, Hsg. Proj., 5.00%, 11/01/32, FGIC	1,036,080

		Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts. SA,
2,955		Ser. A, 6.00%, 5/01/22	3,165,160
1,420		Ser. A, 6.50%, 5/01/33	1,562,312

1,795		Vlg. Ctr. Cmnty. Dev. Dist., Recreational Fac. Impvts. RB, Ser. A, 5.00%, 11/01/32, MBIA	1,836,805

2,000		Volusia Cnty. Edl. Fac. Auth., Univ. & Coll. Impvts. RB, Embry Riddle Aeronautical Proj., Ser. A, 5.75%, 10/15/29	2,030,820

1,000		Watergrass Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.125%, 11/01/14	937,000

			144,700,900

Puerto Rico—10.2%
4,980		Comnwlth., Pub. Impvt. Fuel Sales Tax GO, Ser. A, 5.125%, 7/01/31	5,045,188

1,000		Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. TT, 5.00%, 7/01/37	1,015,260

4,000	[1]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.70%, 2/01/10	4,194,760

			10,255,208

		Total Long-Term Investments (cost $150,415,557)	156,180,176

Shares (000)

MONEY MARKET FUND—1.7%
1,763	[6,7]	CMA Florida Mun. Money Fund, 2.81% (cost $1,762,997)	1,762,997

Total Investments—157.0% (cost $152,178,5548)			$157,943,173
Other assets in excess of liabilities—0.2%			176,124
Preferred shares at redemption value, including dividends payable—(57.2)%			(57,555,518)

Net Assets Applicable to Common Shareholders—100%			$100,563,779

[1]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[2]	Security is collateralized by Municipal or U.S. Treasury obligations.

[3]	Variable rate security. Rate shown is interest rate as of October 31, 2007.

[4]	When-issued security.

[5]	Illiquid security. As of October 31, 2007, the Trust held 1.3% of its net assets, with a current market value of $1,327,884, in these securities.

[6]	Represents an investment in an affiliate.

[7]	Represents current yield as of October 31, 2007.

[8]

Cost for federal income tax purposes is $152,178,381. The net unrealized appreciation on a tax basis is $5,764,792, consisting of $6,495,883 gross unrealized appreciation and $731,091 gross unrealized depreciation.

See Notes to Financial Statements.

28	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock New Jersey Investment Quality Municipal Trust (RNJ)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—152.4%
Multi-State—7.6%
$1,000	[1,2]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	$1,036,990

New Jersey—126.4%
150		Burlington Cnty. Brdg. Comm., Hlth., Hosp. & Nursing Home RB, The Evergreens Proj., 5.625%, 1/01/38	147,950

1,000		Delaware River Port Auth. of Pennsylvania & New Jersey, Hwy. Impvts. Hwy. Tolls RB, 5.75%, 1/01/26, FSA	1,038,020

		Econ. Dev. Auth.,
1,000		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/34	1,050,970
60		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.75%, 1/01/25	60,555
110		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.875%, 1/01/37	110,085
140		Hlth., Hosp. & Nursing Home RB, Seabrook Vlg., Inc. Proj., 5.25%, 11/15/26	132,423
1,000		Hlth., Hosp. & Nursing Home RB, Winchester Garden Proj., Ser. A, 5.80%, 11/01/31	1,017,820
925	[3]	Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	959,049
100		Pub. Impvts. Misc. RB, Newark Downtown Dist. Mgt. Corp. Proj., 5.125%, 6/15/37	97,685
500	[3]	Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.30%, 6/01/15, AMT	514,515
300		Sch. Impvts. Misc. RB, Ser. U, 5.00%, 9/01/37, AMBAC	313,008
900		Trans. Impvts. RB, New Jersey Econ. Transp. Proj., Ser. A, 5.75%, 5/01/10, FSA	948,951
250		Wtr. Util. Impvts. RB, American Wtr. Co. Proj., Ser. A, 5.25%, 11/01/32, AMBAC	255,675

		Edl. Facs. Auth.,
100		Coll. & Univ. RB, Georgian Court Univ. Proj., Ser. D, 5.00%, 7/01/33	98,430
200		Univ. & Coll. Impvts. RB, Richard Stockton Coll. Proj., Ser. F, 5.00%, 7/01/31, MBIA	208,412
100		Univ. & Coll. Impvts. RB, Rowan Univ. Proj., Ser. G, 4.50%, 7/01/31, MBIA	99,850
250		Univ. & Coll. RB, Ramapo Coll. Proj., Ser. I, 4.25%, 7/01/31, AMBAC	240,520
100		Univ. & Coll. RB, Rowan Univ. Proj., Ser. B, 4.25%, 7/01/34, FGIC	94,810

250		Essex Cnty. Impvt. Auth., Port, Arpt. & Marina RB, 5.00%, 11/01/25, MBIA, AMT	256,330

		Hlth. Care Facs. Fing. Auth.,
1,000		Hlth., Hosp. & Nursing Home Impvts. RB, Hackensack Univ. Med. Ctr. Proj., 6.00%, 1/01/25	1,036,290
250		Hlth., Hosp. & Nursing Home RB, Saint Barnabas Hlth. Care Sys. Proj., 5.00%, 7/01/29	241,010
500		Hlth., Hosp. & Nursing Home RB, Saint Barnabas Hlth. Care Sys. Proj., Zero Coupon, 7/01/30	131,210
840		Hlth., Hosp. & Nursing Home RB, Saint Barnabas Hlth. Care Sys. Proj., Zero Coupon, 7/01/36	152,141
900		Hlth., Hosp. & Nursing Home RB, Saint Barnabas Hlth. Care Sys. Proj., Ser. B, Zero Coupon, 7/01/37	153,135
1,000		Hlth., Hosp. & Nursing Home RB, Saint Joseph’s Hosp. & Med. Ctr. Proj., 5.75%, 7/01/16, CONNIE LEE	1,011,400

1,000		Hudson Cnty. Impvt. Auth., Recreational Fac. Impvts. Misc. RB, Ser. A-1, Zero Coupon, 12/15/32, MBIA	297,100

Principal Amount (000)		Description	Value

New Jersey—(cont’d)
		Middlesex Cnty. Impvt. Auth.,
$200		Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.25%, 1/01/37	$198,388
1,000		Univ. & Coll. Impvts. RB, Student Hsg. Urban Renewal Proj., Ser. A, 5.00%, 8/15/35	988,080

375		Newark Hsg. Auth., Lease RB, Newark Redev. Proj., 4.375%, 1/01/37, MBIA	363,262

500		Old Brdg. Twnshp. Brd. of Ed., Ad Valorem Ppty. Tax GO, 4.375%, 7/15/32, MBIA	491,660

1,000		Passaic Valley Sewage Commissioners, Swr. GO, Ser. E, 5.75%, 12/01/21, AMBAC	1,051,830

100	[4]	Perth Amboy, Ad Valorem Ppty. Tax GO, 4.50%, 7/01/34, FSA	81,721

500		Port Auth. of New York & New Jersey, Port, Arpt. & Marina RB, Ser. 132, 5.00%, 9/01/33	515,985

300		Rutgers St. Univ., Univ. & Coll. Impvts. RB, Ser. E, 5.00%, 5/01/34, FGIC	310,029

100		Salem Cnty. Impvt. Auth., Econ. Impvts. Pkg. Fac. Impvts. RB, Finlaw St. Off. Bldg. Proj., 5.25%, 8/15/38, FSA	106,204

490		South Jersey Transp. Auth., Hwy. Impvts. Trans. RB, Ser. A, 4.50%, 11/01/35, FGIC	486,913

		Tobacco Settlement Fing. Corp.,
750	[5]	Pub. Impvts. Tobacco Settlement Funded RB, 6.125%, 6/01/12	828,997
600		Tobacco Settlement Funded RB, Ser. 1B, Zero Coupon, 6/01/41	66,036

		Tpke. Auth., Hwy. Tolls RB,
840	[6]	Ser. C, 6.50%, 1/01/16, AMBAC	967,353
160		Ser. C, 6.50%, 1/01/16, AMBAC	183,766

			17,307,568

Puerto Rico—18.4%
500		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.25%, 7/01/30	518,275

		Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB,
350	[5]	Ser. RR, 5.00%, 7/01/15, FGIC	381,332
250		Ser. TT, 5.00%, 7/01/32	254,783

80		Hwy. & Transp. Auth., Hwy. Tolls RB, Ser. L, 5.25%, 7/01/38, AMBAC	89,348

600		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	589,362

		Infrastructure Fing. Auth.,
500		Pub. Impvts. ST, Ser. B, 5.00%, 7/01/31	506,990
795		Swr. Impvts. Sales Tax RB, Ser. A, Zero Coupon, 7/01/37, AMBAC	188,757

			2,528,847

		Total Long-Term Investments (cost $20,467,712)	20,873,405

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	29

Portfolio of Investments as of October 31, 2007	BlackRock New Jersey Investment Quality Municipal Trust (RNJ) (concluded)
(Percentages shown are based on Net Assets)

Shares (000)

MONEY MARKET FUND—0.1%
4	[7,8]	CMA New Jersey Mun. Money Fund, 2.88% (cost $4,424)	4,424

Total Investments—152.5% (cost $20,472,1369)			$20,877,829
Other assets in excess of liabilities—2.3%			317,011
Preferred shares at redemption value, including dividends payable—(54.8)%			(7,500,618)

Net Assets Applicable to Common Shareholders—100%			$13,694,222

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2007, the Trust held 7.6% of its net assets, with a current market value of $1,036,990, in securities restricted as to resale.

[2]

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

[3]	Variable rate security. Rate shown is interest rate as of October 31, 2007.

[4]	Represents a step up bond; the interst rate shown reflects the effective yield at the time of purchase.

[5]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[6]	Security is collateralized by Municipal or U.S. Treasury obligations.

[7]	Represents an investment in an affiliate.

[8]	Represents current yield as of October 31, 2007.

[9]

Cost for federal income tax purposes is $20,410,588. The net unrealized appreciation on a tax basis is $467,241, consisting of $724,973 gross unrealized appreciation and $257,732 gross unrealized depreciation.

See Notes to Financial Statements.

30	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—153.0%
Multi-State—13.0%
		Charter Mac Equity Issuer Trust,
$7,000	[1,2]	Ser. A-2, 6.30%, 6/30/49	$7,220,430
2,500	[1,2]	Ser. B-1, 6.80%, 11/30/50	2,653,800

		MuniMae TE Bd. Subsidiary LLC,
3,000	[1,2]	Ser. A, 6.30%, 6/30/49	3,090,150
2,000	[2]	Ser. B, 6.80%, 6/30/50	2,120,220

			15,084,600

New Jersey—121.5%
1,000		Burlington Cnty. Brdg. Comm., Hlth., Hosp. & Nursing Home RB, The Evergreens Proj., 5.625%, 1/01/38	986,330

5,340	[3]	Cherry Hill Twnshp., Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 7/15/11	5,615,811

		City of Vineland, Elec., Pwr. & Lt. Impvts. Ad Valorem Ppty. Tax GO,
1,500		5.30%, 5/15/30, MBIA, AMT	1,537,935
1,500		5.375%, 5/15/31, MBIA, AMT	1,541,475

		Econ. Dev. Auth.,
5,000		Econ. Impvts. Elec., Pwr. & Lt. RB, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31, AMT	5,582,800
5,000		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/34	5,254,850
500		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.75%, 1/01/25	504,625
855		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.875%, 1/01/37	855,658
2,630		Hlth., Hosp. & Nursing Home RB, Fellowship Vlg., Inc. Proj., Ser. C., 5.50%, 1/01/18	2,667,109
2,000		Hlth., Hosp. & Nursing Home RB, Masonic Charity Fndtn. Proj., 5.50%, 6/01/31	2,082,660
860		Hlth., Hosp. & Nursing Home RB, Seabrook Vlg., Inc. Proj., 5.25%, 11/15/26	813,457
930		Hlth., Hosp. & Nursing Home RB, Seabrook Vlg., Inc. Proj., 5.25%, 11/15/36	857,330
4,050		Hlth., Hosp. & Nursing Home RB, Winchester Gardens Proj., Ser. A, 5.75%, 11/01/24	4,157,811
1,900		Local Hsg. RB, Victoria Hlth. Corp. Proj., Ser. A, 5.20%, 12/20/36	1,968,343
3,450	[4]	Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	3,576,994
2,000	[4]	Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.20%, 11/15/30, AMT	2,084,660
500		RB, Cigarette Tax Proj., 5.75%, 6/15/29	543,170
2,000	[4]	Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.30%, 6/01/15, AMT	2,058,060
2,500		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	2,837,525
700		Sch. Impvts. Misc. RB, Ser. U, 5.00%, 9/01/37, AMBAC	730,352

		Edl. Facs. Auth.,
250		Coll. & Univ. RB, Georgian Court Univ. Proj., Ser. D, 5.00%, 7/01/33	246,075
1,000		Local Hsg. RB, Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	1,026,270
2,000		Local Hsg. RB, Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	2,138,920
100		Univ. & Coll. Impvts. Lease RB, Kean Univ. Proj., Ser. D, 5.00%, 7/01/32, FGIC	104,517
500		Univ. & Coll. Impvts. Lease RB, Kean Univ. Proj., Ser. D, 5.00%, 7/01/39, FGIC	520,465
1,000		Univ. & Coll. Impvts. RB, Drew Univ. Proj., Ser. D, 5.00%, 7/01/37, MBIA	1,042,770

Principal Amount (000)		Description	Value

New Jersey—(cont’d)

$3,000		Univ. & Coll. Impvts. RB, Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	$3,146,220
2,120	[3]	Univ. & Coll. Impvts. RB, Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/13	2,424,305
1,250		Univ. & Coll. Impvts. RB, Richard Stockton Coll. Proj., Ser. F, 5.00%, 7/01/31, MBIA	1,302,575
500		Univ. & Coll. RB, Ramapo Coll. Proj.,
		Ser. I, 4.25%, 7/01/31, AMBAC	481,040

1,000		Egg Harbor Twnshp. Sch. Dist., Ad Valorem Ppty. Tax GO, 4.125%, 4/01/30, FSA	949,260

12,600		Garden St. Presvtn. Trust, Recreational Fac. Impvts. RB, Open Space & Farmland Presvtn. Proj., Ser. B, Zero Coupon, 11/01/26, FSA	5,241,474

		Hlth. Care Facs. Fing. Auth.,
3,000	[3]	Hlth., Hosp. & Nursing Home Impvts. RB, Catholic Hlth. East. Proj., Ser. A, 5.375%, 11/15/12	3,250,530
10,000		Hlth., Hosp. & Nursing Home Impvts. RB, Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	10,239,900
7,460	[3]	Hlth., Hosp. & Nursing Home Impvts. RB, South Jersey Hosp. Sys. Proj., 6.00%, 7/01/12	8,202,195
1,995	[3]	Hlth., Hosp. & Nursing Home RB, Atlantic City Med. Ctr. Proj., 5.75%, 7/01/12	2,179,418
2,505		Hlth., Hosp. & Nursing Home RB, Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	2,617,099
750		Hlth., Hosp. & Nursing Home RB, Saint Barnabas Hlth. Care Sys. Proj., 5.00%, 7/01/29	723,030
2,500		Hlth., Hosp. & Nursing Home RB, Saint Barnabas Hlth. Care Sys. Proj., Zero Coupon, 7/01/30	656,050
7,700		Hlth., Hosp. & Nursing Home RB, Saint Barnabas Hlth. Care Sys. Proj., Zero Coupon, 7/01/36	1,394,624
7,250		Hlth., Hosp. & Nursing Home RB, Saint Barnabas Hlth. Care Sys. Proj., Ser. B, Zero Coupon, 7/01/37	1,233,588
1,650		Hlth., Hosp. & Nursing Home RB, South Jersey Hosp., Inc. Proj., 5.00%, 7/01/46	1,650,924

700		Hsg. & Mtg. Fin. Agcy., Local or Gtd. Hsg. RB, 4.70%, 10/01/37, AMT	658,259

		Middlesex Cnty. Impvt. Auth.,
4,400		Local Multi-Fam. Hsg. RB, New Brunswick Apts. LLC Proj., 5.30%, 8/01/35, AMT	4,441,888
1,400	[5]	Local Multi-Fam. Hsg. RB, Skyline Tower Urban Renewal Proj., 5.35%, 7/01/34, AMT	1,431,024
1,790		Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.25%, 1/01/37	1,775,573

2,500		Middlesex Cnty. Poll. Ctrl. Auth., Indl. Impvts. RB, Hess Corp. Proj., 6.05%, 9/15/34	2,592,075

1,875		Newark Hlth. Care Fac., Hlth., Hosp. & Nursing Home RB, New Cmnty. Urban Renewal Proj., Ser. A, 5.20%, 6/01/30	1,952,025

3,250		Newark Hsg. Auth., Lease RB, Newark Redev. Proj., 4.375%, 1/01/37, MBIA	3,148,275

		Perth Amboy, Ad Valorem Ppty. Tax GO,
1,075	[6]	4.50%, 7/01/34, FSA	878,501
175	[6]	4.50%, 7/01/35, FSA	142,756

6,000		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB, JFK Intl. Air Term. LLC Proj., 5.75%, 12/01/22, MBIA, AMT	6,128,160

2,000		Rahway Valley Swr. Auth., Swr. Impvts. RB, Cap. Apprec. Proj., Ser. A, Zero Coupon, 9/01/33, MBIA	578,480

500		Rutgers St. Univ., Univ. & Coll. Impvts. RB, Ser. E, 5.00%, 5/01/34, FGIC	516,715

225		Salem Cnty. Impvt. Auth., Econ Impvts. Pkg. Fac. Impvts. RB, Finlaw St. Off. Bldg. Proj., 5.25%, 8/15/38, FSA	238,959

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	31

Portfolio of Investments as of October 31, 2007	BlackRock New Jersey Municipal Income Trust (BNJ) (concluded)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

New Jersey—(cont’d)
		Tobacco Settlement Fing. Corp.,
$10,500	[3]	Pub. Impvts. Tobacco Settlement Funded RB, 6.125%, 6/01/12	$11,605,965
1,500		Tobacco Settlement Funded RB, Ser. 1A, 5.00%, 6/01/41	1,284,255
3,300		Tobacco Settlement Funded RB, Ser. 1B, Zero Coupon, 6/01/41	363,198

4,000		Transp. Trust Fund Auth., Trans. Impvts. RB, Ser. C, Zero Coupon, 12/15/32, FSA	1,208,960

		Trenton Pkg. Auth., Auto Pkg. RB,
3,465		5.00%, 4/01/25, FGIC	3,577,855
1,500		5.00%, 4/01/30, FGIC	1,528,680

			141,079,807

Puerto Rico—18.5%
1,000		Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. TT, 5.00%, 7/01/32	1,019,130

		Hsg. Fin. Corp.,
2,550		Local or Gtd. Hsg. RB, Ser. A, 5.20%, 12/01/33	2,591,489
2,545		St. Sngl. Fam. Hsg. RB, Ser. B, 5.30%, 12/01/28, AMT	2,580,477
3,500	[3]	Hwy. & Transp. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. D, 5.25%, 7/01/12	3,758,300

6,000		Infrastructure Fing. Auth., Swr. Impvts. Sales Tax RB, Ser. A, Zero Coupon, 7/01/37, AMBAC	1,424,580

		Pub. Bldgs. Auth., Pub. Impvts. Lease RB,
3,765	[3]	Ser. D, 5.25%, 7/01/12	4,029,491
1,735		Ser. D, 5.25%, 7/01/36	1,768,624
5,000	[4]	Ser. D, 5.28%, 7/01/31, AMBAC	4,313,600

			21,485,691

		Total Long-Term Investments (cost $169,517,291)	177,650,098

Shares (000)

MONEY MARKET FUND—0.2%
223	[7,8]	CMA New Jersey Mun. Money Fund, 2.88% (cost $223,181)	223,181

Total Investments—153.2% (cost $169,740,4729)			$177,873,279
Other assets in excess of liabilities—1.8%			2,113,533
Preferred shares at redemption value, including dividends payable—(55.0)%			(63,834,605)

Net Assets Applicable to Common Shareholders—100%			$116,152,207

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2007, the Trust held 11.2% of its net assets, with a current market value of $12,964,380, in securities restricted as to resale.

[2]

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Variable rate security. Rate shown is interest rate as of October 31, 2007.
[5]	Security, or a portion thereof, with a market value of $265,762 has been pledged as collateral for swap contracts.
[6]	Represents a step up bond; the interest rate shown reflects the effective yield at the time of purchase.
[7]	Represents an investment in an affiliate.
[8]	Represents current yield as of October 31, 2007.
[9]

Cost for federal income tax purposes is $168,841,316. The net unrealized appreciation on a tax basis is $9,031,963, consisting of $10,407,066 gross unrealized appreciation and $1,375,103 gross unrealized depreciation.

See Notes to Financial Statements.

32	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock New York Investment Quality Municipal Trust (RNY)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—149.0%
New York—135.9%
		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj.,
$95	[1]	Ser. A, 7.00%, 5/01/25	$79,726
60	[1]	Ser. A, 7.00%, 5/01/35	50,064

1,000		Albany Mun. Wtr. Fin. Auth., Wtr. Util. Impvts. Wtr. RB, Ser. B, 5.00%, 12/01/33, MBIA	1,005,910

		City of New York, Ad Valorem Ppty. Tax GO,
990	[2]	Ser. A, 6.00%, 5/15/10	1,061,171
10		Ser. A, 6.00%, 5/15/30	10,593

1,000		Convention Ctr. Operating Corp., Recreational Fac. Impvts. Hotel Occupancy Tax RB, Hotel Unit Fee Secured Proj., 5.00%, 11/15/44, AMBAC	1,022,160

		Dorm. Auth.,
750		Hlth., Hosp. & Nursing Home Impvts. RB, Lutheran Med. Ctr. Proj., 5.00%, 8/01/31, MBIA	765,555
1,000		Hlth., Hosp. & Nursing Home RB, Kateri Residence Proj., 5.00%, 7/01/22	1,032,780
1,000		Hlth., Hosp. & Nursing Home RB, Mount Sinai Hosp. Proj., Ser. A, 6.50%, 7/01/25	1,047,740
1,005		Misc. RB, St. Univ. Edl. Facs. Proj., 5.25%, 5/15/15, AMBAC	1,088,847
750	[2]	Univ. & Coll. Impvts. RB, Univ. of Rochester Proj., Ser. B, 5.625%, 7/01/09	783,367

100		Genesee Cnty. Indl. Dev. Agcy., Hlth., Hosp. & Nursing Home RB, United Mem. Med. Ctr. Proj., 5.00%, 12/01/27	93,157

150		Hsg. Fin. Agcy., St. Multi-Fam. Hsg. RB, Kensico Terrace Apts. Proj., Ser. B, 4.95%, 2/15/38, AMT	145,637

150		Hudson Yards Infrastructure Corp., Trans. Impvts. Misc. RB, Ser. A, 4.50%, 2/15/47, MBIA	142,832

175		Liberty Dev. Corp., Recreational Fac. Impvts. RB, Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	177,945

2,000		Madison Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Colgate Univ. Proj., Ser. B, 5.00%, 7/01/23	2,077,140

250		Met. Transp. Auth., Trans. RB, Ser. B, 4.50%, 11/15/32, FSA	245,935

100		Mtg. Agcy., Local or Gtd. Hsg. RB, Ser. 143, 4.90%, 10/01/37, AMT	96,349

		New York City Hsg. Dev. Corp.,
250		Local or Gtd. Hsg. RB, Ser. B-1, 5.15%, 11/01/37, AMT	250,558
500		Local or Gtd. Hsg. RB, Ser. J-2, 4.75%, 11/01/27, AMT	482,470
1,000		St. Multi-Fam. Hsg. RB, Ser. A, 5.25%, 5/01/30	1,029,370

		New York City Indl. Dev. Agcy.,
250		Coll. & Univ. RB, Polytechnic Univ. Proj., 5.25%, 11/01/37, ACA	244,823
500		Econ. Impvts. RB, IAC/Interactive Corp. Proj., 5.00%, 9/01/35	474,360
950	[3]	Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	1,070,089
300	[3]	Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	340,155
250		Recreational Fac. Impvts. RB, Queens Baseball Stad. Pilot Proj., 5.00%, 1/01/39, AMBAC	258,150
600		Recreational Fac. Impvts. RB, Queens Baseball Stad. Pilot Proj., 5.00%, 1/01/46, AMBAC	614,142
350		Recreational Fac. Impvts. RB, Yankee Stad. Pilot Proj., 5.00%, 3/01/46, FGIC	358,004

		New York City Mun. Wtr. Fin. Auth.,
1,000		Cash Flow Mgmt. Wtr. RB, Ser. C, 5.125%, 6/15/33	1,035,550
250		Wtr. RB, Ser. A, 4.25%, 6/15/33	233,085
250		Wtr. RB, Ser. A, 4.25%, 6/15/39, FSA	231,483
1,000		Wtr. RB, Ser. B, 5.00%, 6/15/36, FSA	1,029,520
1,815	[2]	New York City Transl. Fin. Auth., Pub. Impvts. Sales Tax RB, Ser. B, 6.00%, 5/15/10	1,945,480

Principal Amount (000)		Description	Value

New York—(cont’d)
$955		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB, Contl. Airlines Proj., 9.125%, 12/01/15, AMT	$991,194

250		Rochester Hsg. Auth., Local Multi-Fam. Hsg. RB, Andrews Terrace LLC Proj., 4.70%, 12/20/38, AMT	233,728

2,000		Sales Tax Asset Receivables Corp., Pub. Impvts. Sales Tax RB, Ser. A, 5.00%, 10/15/32, AMBAC	2,077,260

500		Schenectady Indl. Dev. Agcy., Univ. & Coll. RB, Union Coll. Proj., 5.00%, 7/01/31	517,020

115		Suffolk Cnty. Indl. Dev. Agcy., Hlth., Hosp. & Nursing Home RB, Active Retirement Cmnty. Proj., 5.00%, 11/01/28	108,437

		Triborough Brdg. & Tunl. Auth., Hwy. Tolls RB,
845	[2]	Ser. A, 5.00%, 1/01/12, MBIA	894,382
155		Ser. A, 5.00%, 1/01/32, MBIA	159,171

100		Twy. Auth., Hwy. Tolls Impvts. RB, Ser. H, 5.00%, 1/01/37, FGIC	104,203

			25,609,542

Puerto Rico—13.1%
500		Children’s Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	501,770

315		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 7/01/34	317,463

800		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	785,816

395		Infrastructure Fing. Auth., Swr. & Wtr. Util. Impvts. Sales Tax RB, Ser. A, Zero Coupon, 7/01/44, AMBAC	64,180

745	[2]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	801,799

			2,471,028

		Total Long-Term Investments (cost $27,251,087)	28,080,570

Shares (000)

MONEY MARKET FUND—0.5%
107	[4,5]	CMA New York Mun. Money Fund, 2.88% (cost $107,441)	107,441

Total Investments—149.5% (cost $27,358,5286)			$28,188,011
Other assets in excess of liabilities—2.5%			463,142
Preferred shares at redemption value, including dividends payable—(52.0)%			(9,802,738)

Net Assets Applicable to Common Shareholders—100%			$18,848,415

[1]	Illiquid security. As of October 31, 2007, the Trust held 0.7% of its net assets, with a current market value of $129,790, in these securities.

[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]	Variable rate security. Rate shown is interest rate as of October 31, 2007.

[4]	Represents an investment in an affiliate.

[5]	Represents current yield as of October 31, 2007.

[6]

Cost for federal income tax purposes is $27,353,900. The net unrealized appreciation on a tax basis is $834,111, consisting of $1,016,364 gross unrealized appreciation and $182,253 gross unrealized depreciation.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	33

Portfolio of Investments as of October 31, 2007	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—155.2%
Multi-State—11.2%
		Charter Mac Equity Issuer Trust,
$6,000	[1,2]	Ser. A-2, 6.30%, 6/30/49	$6,188,940
5,500	[1,2]	Ser. B-1, 6.80%, 11/30/50	5,838,360

		MuniMae TE Bd. Subsidiary LLC,
6,000	[1,2]	Ser. A, 6.30%, 6/30/49	6,180,300
3,000	[2]	Ser. B, 6.80%, 6/30/50	3,180,330

			21,387,930

New York—132.6%
		Albany Indl. Dev. Agcy., Sch. Impvts. Lease
		Approp. RB, New Covenant Charter Sch. Proj.,
910	[3]	Ser. A, 7.00%, 5/01/25	763,690
590	[3]	Ser. A, 7.00%, 5/01/35	492,296

		City of New York, Pub. Impvts. Ad Valorem Ppty. Tax GO,
6,000	[4]	Ser. C, 5.375%, 3/15/12	6,454,680
2,200	[4]	Ser. D, 5.375%, 6/01/12	2,374,174
4,000		Ser. D, 5.375%, 6/01/32	4,154,400

6,700		Cntys. Tobacco Trust III, Misc. Tobacco Settlement Funded RB, 6.00%, 6/01/43	6,884,719

10,010		Convention Ctr. Operating Corp., Recreational Fac. Impvts. Hotel Occupancy Tax RB, Hotel Unit Fee Secured Proj., 5.00%, 11/15/44, AMBAC	10,231,822

		Dorm. Auth.,
1,000		Coll. & Univ. RB, Mt. Sinai Sch. Med. New York Univ., 5.00%, 7/01/35, MBIA	1,038,780
4,855		Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Facs. Proj., 5.00%, 2/15/35, AMBAC	4,973,802
2,000	[4]	Hlth., Hosp. & Nursing Home Impvts. RB, North Shore Long Island Jewish Grp. Proj., 5.375%, 5/01/13	2,181,960
2,000	[4]	Hlth., Hosp. & Nursing Home Impvts. RB, North Shore Long Island Jewish Grp. Proj., 5.50%, 5/01/13	2,194,360
3,000		Hlth., Hosp. & Nursing Home RB, Mt. Sinai NYU Hlth. Proj., 5.50%, 7/01/26	3,022,830
9,000		Univ. & Coll. Impvts. RB, New Sch. Univ. Proj., 5.00%, 7/01/41, MBIA	9,134,820
5,000		Univ. & Coll. Impvts. RB, New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	5,074,900

7,000		Dutchess Cnty. Indl. Dev. Agcy., Coll. & Univ. RB, Bard Coll. Proj., Ser. A2, 4.50%, 8/01/36	6,590,710

500		Genesee Cnty. Indl. Dev. Agcy., Hlth., Hosp. & Nursing Home RB, United Mem. Med. Ctr. Proj., 5.00%, 12/01/27	465,785

850		Hsg. Fin. Agcy., St. Multi-Fam. Hsg. RB, Kensico Terrace Apts. Proj., Ser. B, 4.95%, 2/15/38, AMT	825,274

		Hudson Yards Infrastructure Corp., Trans. Impvts. Misc. RB,
4,900		Ser. A, 4.50%, 2/15/47, MBIA	4,665,829
1,000		Ser. A, 5.00%, 2/15/47	1,014,030

		Liberty Dev. Corp.,
7,000		Indl. Impvts. Misc. RB, Goldman Sachs Grp., Inc. Proj., 5.25%, 10/01/35	7,436,660

1,740		Recreational Fac. Impvts. RB, Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	1,769,284

		Long Island Pwr. Auth., Elec., Pwr. & Lt. RB,
2,500		Ser. B, 5.00%, 12/01/35, CIFG	2,579,100
5,000		Ser. B, 5.00%, 12/01/35	5,129,600

2,000		Madison Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Colgate Univ. Proj., Ser. B, 5.00%, 7/01/33	2,050,420

		Met. Transp. Auth.,
12,000		Trans. RB, Ser. A, 5.00%, 11/15/30	12,267,600

Principal Amount (000)		Description	Value

New York—(cont’d)
$12,000		Trans. RB, Ser. A, 5.125%, 11/15/31	$12,323,640

		Mtg. Agcy., Local or Gtd. Hsg. RB,
5,615		Ser. 101, 5.40%, 4/01/32, AMT	5,669,915
15,500		Ser. A, 5.30%, 10/01/31, AMT	15,595,325

		New York City Indl. Dev. Agcy.,
750		Cash Flow Mgmt. Lease RB, Marymount Sch. Proj., 5.125%, 9/01/21, ACA	756,263
2,000		Cash Flow Mgmt. Lease RB, Marymount Sch. Proj., 5.25%, 9/01/31, ACA	1,986,400
3,000		Coll. & Univ. RB, Polytechnic Univ. Proj., 5.25%, 11/01/37, ACA	2,937,870
2,000		Econ. Impvts. RB, IAC/Interactive Corp. Proj., 5.00%, 9/01/35	1,897,440
1,550		Indl. Impvts. RB, Royal Charter Presbyterian Proj., 5.25%, 12/15/32, FSA	1,642,891
14,850		Port, Arpt. & Marina Impvts. Lease RB, Airis JFK I LLC Proj., Ser. A, 5.50%, 7/01/28, AMT	14,650,416
3,200	[5]	Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	3,604,512
4,000	[5]	Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	4,535,400
5,000		Recreational Fac. Impvts. RB, Queens Baseball Stad. Pilot Proj., 5.00%, 1/01/36, AMBAC	5,163,000
1,500		Recreational Fac. Impvts. RB, Queens Baseball Stad. Pilot Proj., 5.00%, 1/01/39, AMBAC	1,548,900
1,000		Recreational Fac. Impvts. RB, Queens Baseball Stad. Pilot Proj., 5.00%, 1/01/46, AMBAC	1,023,570
1,000		Recreational Fac. Impvts. RB, Yankee Stad. Pilot Proj., 5.00%, 3/01/36, MBIA	1,031,640
3,500		Recreational Fac. Impvts. RB, Yankee Stad. Pilot Proj., 5.00%, 3/01/46, FGIC	3,580,045

		New York City Mun. Wtr. Fin. Auth.,
4,000		Cash Flow Mgmt. Wtr. RB, Ser. A, 5.00%, 6/15/32, FGIC	4,071,320
1,500		Wtr. RB, Ser. A, 4.25%, 6/15/39, FSA	1,388,895
6,500		Wtr. RB, Ser. C, 5.00%, 6/15/32	6,657,755
5,000		Wtr. RB, Ser. D, 5.00%, 6/15/39	5,136,800
2,750		Wtr. Util. Impvts. Wtr. RB, Second Gen. Resolution Proj., Ser. A, 4.50%, 6/15/37, MBIA	2,675,255
1,500		Wtr. Util. Impvts. Wtr. RB, Ser. D, 5.00%, 6/15/38	1,544,385

		New York City Transl. Fin. Auth.,
1,495	[4]	Pub. Impvts. Income Tax RB, 5.00%, 5/01/09	1,543,901
500		Pub. Impvts. Misc. Tax RB, Ser. S-1, 5.00%, 7/15/31, FGIC	520,935
1,700		Sch. Impvts. Income Tax RB, Ser. S-2, 4.25%, 1/15/34, FGIC	1,591,149

		Port Auth. of New York & New Jersey,
		Port, Arpt. & Marina Impvts. RB,
8,815		Contl. Airlines Proj., 9.125%, 12/01/15, AMT	9,149,088
7,000		JFK Intl. Air Term. LLC Proj., 5.75%, 12/01/22, MBIA, AMT	7,149,520

900		Rec. Recovery Impvts. GO., Ser. A, 4.125%, 3/01/37, FGIC	809,964

2,500		Rensselaer Tobacco Sec. Corp., Misc. Tobacco Settlement Funded RB, Ser. A, 5.75%, 6/01/43	2,532,950

5,000		Rockland Tobacco Asset Sec. Corp., Misc. Tobacco Settlement Funded RB, 5.75%, 8/15/43	5,068,300

		Suffolk Cnty. Indl. Dev. Agcy.,
1,175		Hlth., Hosp. & Nursing Home RB, Active Retirement Cmnty. Proj., 5.00%, 11/01/28	1,107,943
7,000		Indl. Impvts. RB, Keyspan-Port Jefferson Proj., 5.25%, 6/01/27, AMT	7,104,440

See Notes to Financial Statements.

34	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock New York Municipal Income Trust (BNY) (concluded)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

New York—(cont’d)
		TSASC, Inc.,
$2,000	[4]	Cash Flow Mgmt. Tobacco Settlement Funded RB, Ser. 1, 6.375%, 7/15/09	$2,114,140
5,000	[4]	Rec. Recovery Impvts. Tobacco Settlement Funded RB, Ser. 1, 5.75%, 7/15/12	5,470,250

1,175		Twy. Auth., Hwy. Tolls Impvts. RB, Ser. H, 5.00%, 1/01/37, FGIC	1,224,385

2,500		Westchester Cnty. Indl. Dev. Agcy., Private Primary Schs. RB, Winward Sch. Civic Fac. Proj., 5.25%, 10/01/31, RAA	2,522,750

2,000	[4]	Westchester Tobacco Asset Sec., Cash Flow Mgmt. Tobacco Settlement Funded RB, 6.75%, 7/15/10	2,188,720

			253,291,597

Puerto Rico—11.4%
		Pub. Bldgs. Auth., Pub. Impvts. Lease RB,
4,400	[4]	Ser. D, 5.25%, 7/01/12	4,709,100
1,600		Ser. D, 5.25%, 7/01/36	1,631,008

		Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB,
7,475	[4]	Ser. E, 5.50%, 2/01/12	8,044,894
7,000	[4]	Ser. E, 5.70%, 2/01/10	7,340,830

			21,725,832

		Total Long-Term Investments (cost $288,605,274)	296,405,359

Shares (000)

MONEY MARKET FUND—0.0%
46	[6,7]	CMA New York Mun. Money Fund, 2.88% (cost $46,883)	46,883

Total Investments—155.2% (cost $288,652,1578)			$296,452,242
Other assets in excess of liabilities—2.3%			4,304,408
Preferred shares at redemption value, including dividends payable—(57.5)%			(109,795,091)

Net Assets Applicable to Common Shareholders—100%			$190,961,559

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2007, the Trust held 9.5% of its net assets, with a current market value of $18,207,600, in securities restricted as to resale.

[2]

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its respective stated maturity, and is subject to mandatory redemption at maturity.

[3]	Illiquid security. As of October 31, 2007, the Trust held 0.7% of its net assets, with a current market value of $1,255,986, in these securities.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Variable rate security. Rate shown is interest rate as of October 31, 2007.

[6]	Represents an investment in an affiliate.

[7]	Represents current yield as of October 31, 2007.

[8]

Cost for federal income tax purposes is $287,872,904. The net unrealized appreciation on a tax basis is $8,579,338, consisting of $10,276,370 gross unrealized appreciation and $1,697,032 gross unrealized depreciation.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	35

Statements of Assets and Liabilities

October 31, 2007	BlackRock Investment Quality Municipal Trust (BKN)	BlackRock Municipal Income Trust (BFK)	BlackRock Long-Term Municipal Advantage Trust (BTA)	BlackRock California Investment Quality Municipal Trust (RAA)	BlackRock California Municipal Income Trust (BFZ)

Assets
Investments at value, unaffiliated[1]	$385,558,473	$1,005,012,565	$351,871,073	$20,704,741	$347,423,411
Investments at value, affiliated[2]	5,500,000	2,600,000	2,600,000	417,505	6,844,361
Investments in affiliates	96,876	142,801	916	20,497	53,495
Cash	4,587	67,046	—	128,689	17,019
Receivable from investments sold	360,000	371,010	3,677,401	—	—
Receivable from broker	—	—	—	—	100,000
Unrealized appreciation on forward starting swaps	13,591	52,945	—	—	—
Interest and dividend receivable	5,755,563	15,438,184	5,914,476	309,231	5,248,803
Prepaid expenses	—	—	94,125	—	—
Other assets	6,569	—	—	3,449	—

	397,295,659	1,023,684,551	364,157,991	21,584,112	359,687,089

Liabilities
Payable to custodian	—	—	2,415	—	—
Payable for investments purchased	1,251,526	2,717,561	—	—	184,963
Trust certificates	—	—	177,527,503	—	—
Interest expense and fees	—	—	2,334,617	—	—
Unrealized depreciation on forward starting swaps	343,531	294,613	111,029	—	—
Dividends payable - common shares	1,384,087	3,521,924	733,983	48,340	1,147,744
Investment advisory fees payable	117,310	389,126	93,766	6,248	136,197
Administration fees payable	50,325	—	—	1,826	—
Deferred Trustees’ fees	96,876	142,801	916	20,497	53,495
Payable to affiliates	38,630	33,916	1,923	808	26,462
Officers’ & Trustees’ fees	7,830	15,979	3,628	4,364	9,296
Other accrued expenses	168,334	326,037	186,881	41,701	196,177

	3,458,449	7,441,957	180,996,661	123,784	1,754,334

Preferred Shares at Redemption Value
$0.001 per value per share, $25,000 liquidation value per share, including dividends payable[3]	146,564,821	375,261,855	—	7,504,171	131,993,468

Net Assets Applicable to Common Shareholders
Net Assets Applicable to Common Shareholders	$247,272,389	$640,980,739	$183,161,330	$13,956,157	$225,939,287

Composition of Net Assets Applicable to Common Shareholders: Par value[4]	$167,906	$44,041	$13,345	$10,071	$15,093
Paid-in capital in excess of par	233,113,254	625,689,119	190,776,233	13,392,714	214,319,627
Undistributed (distributions in excess of) net investment income	4,209,470	7,939,545	(536,602)	(3,826)	4,037,754
Accumulated net realized gain (loss)	(799,096)	(33,000,169)	(48,720)	(5,173)	(7,360,872)
Net unrealized appreciation (depreciation)	10,580,855	40,308,203	(7,042,926)	562,371	14,927,685

Net assets applicable to common shareholders, October 31, 2007	$247,272,389	$640,980,739	$183,161,330	$13,956,157	$225,939,287

Net asset value per common share[5]	$14.73	$14.55	$13.72	$13.86	$14.97

[1]Investments at cost, unaffiliated	$374,647,678	$964,462,694	$358,802,970	$20,142,370	$332,495,726
[2]Investments at cost, affiliated	$5,500,000	$2,600,000	$2,600,000	$417,505	$6,844,361
[3]Preferred shares outstanding	5,862	15,005	—	300	5,278
[4]Par value per share	$0.01	$0.001	$0.001	$0.01	$0.001
[5]Common shares outstanding	16,790,647	44,040,985	13,345,152	1,007,093	15,093,040

See Notes to Financial Statements.

36	ANNUAL REPORT	OCTOBER 31, 2007

October 31, 2007	BlackRock Florida Investment Quality Municipal Trust (RFA)	BlackRock Florida Municipal Income Trust (BBF)	BlackRock New Jersey Investment Quality Municipal Trust (RNJ)	BlackRock New Jersey Municipal Income Trust (BNJ)	BlackRock New York Investment Quality Municipal Trust (RNY)	BlackRock New York Municipal Income Trust (BNY)

Assets
Investments at value, unaffiliated[1]	$24,015,002	$156,180,176	$20,873,405	$177,650,098	$28,080,570	$296,405,359
Investments at value, affiliated[2]	210,500	1,762,997	4,424	223,181	107,441	46,883
Investments in affiliates	20,490	19,776	22,536	23,431	20,443	45,820
Cash	—	16,580	57,217	19,414	42,608	132,029
Receivable from investments sold	5,000	205,000	—	15,000	45,000	528,426
Receivable from broker	—	—	—	—	—	—
Unrealized appreciation on forward starting swaps	2,628	—	—	—	—	—
Interest and dividend receivable	312,994	2,368,732	364,813	2,869,095	508,155	4,907,533
Prepaid expenses	—	—	—	—	—	—
Other assets	3,449	—	3,449	—	3,449	—

	24,570,063	160,553,261	21,325,844	180,800,219	28,807,666	302,066,050

Liabilities
Payable to custodian	5,807	—	—	—	—	—
Payable for investments purchased	770,665	1,719,108	—	—	—	—
Trust certificates	—	—	—	—	—	—
Interest expense and fees	—	—	—	—	—	—
Unrealized depreciation on forward starting swaps	21,886	—	—	729	—	2,826
Dividends payable - common shares	54,100	503,516	68,595	596,956	91,595	951,544
Investment advisory fees payable	6,952	59,144	6,272	68,685	8,502	114,696
Administration fees payable	2,010	—	1,803	—	2,438	—
Deferred Trustees’ fees	20,490	19,776	22,536	23,431	20,443	45,820
Payable to affiliates	625	12,588	456	8,010	665	17,121
Officers’ & Trustees’ fees	1,486	3,054	2,306	3,559	1,663	5,321
Other accrued expenses	47,272	116,778	29,036	112,037	31,207	172,072

	931,293	2,433,964	131,004	813,407	156,513	1,309,400

Preferred Shares at Redemption Value
$0.001 per value per share, $25,000 liquidation value per share, including dividends payable[3]	8,504,890	57,555,518	7,500,618	63,834,605	9,802,738	109,795,091

Net Assets Applicable to Common Shareholders
Net Assets Applicable to Common Shareholders	$15,133,880	$100,563,779	$13,694,222	$116,152,207	$18,848,415	$190,961,559

Composition of Net Assets Applicable to Common Shareholders: Par value[4]	$11,271	$6,680	$10,091	$7,501	$13,088	$12,635
Paid-in capital in excess of par	15,001,008	94,784,781	13,109,109	106,598,049	17,677,924	179,432,630
Undistributed (distributions in excess of) net investment income	1,915	1,230,692	224,395	2,639,891	146,107	4,448,108
Accumulated net realized gain (loss)	(137,267)	(1,222,993)	(55,066)	(1,225,312)	181,813	(729,073)
Net unrealized appreciation (depreciation)	256,953	5,764,619	405,693	8,132,078	829,483	7,797,259

Net assets applicable to common shareholders, October 31, 2007	$15,133,880	$100,563,779	$13,694,222	$116,152,207	$18,848,415	$190,961,559

Net asset value per common share[5]	$13.43	$15.05	$13.57	$15.49	$14.40	$15.11

[1]Investments at cost, unaffiliated	$23,738,791	$150,415,557	$20,467,712	$169,517,291	$27,251,087	$288,605,274
[2]Investments at cost, affiliated	$210,500	$1,762,997	$4,424	$223,181	$107,441	$46,883
[3]Preferred shares outstanding	340	2,302	300	2,552	392	4,390
[4]Par value per share	$0.01	$0.001	$0.01	$0.001	$0.010	$0.001
[5]Common shares outstanding	1,127,093	6,680,144	1,009,065	7,500,546	1,308,817	12,635,107

ANNUAL REPORT	OCTOBER 31, 2007	37

Statements of Operations

For the year ended October 31, 2007	BlackRock Investment Quality Municipal Trust (BKN)	BlackRock Municipal Income Trust (BFK)	BlackRock Long-Term Municipal Advantage Trust (BTA)	BlackRock California Investment Quality Municipal Trust (RAA)	BlackRock California Municipal Income Trust (BFZ)

Investment Income
Interest and dividend income	$20,744,315	$54,822,778	$17,498,486	$1,023,350	$18,329,741
Dividend income from investments in affiliates	111,947	134,765	79,642	17,741	146,193
Income from affiliates	4,406	5,698	724	326	2,493

Total investment income	20,860,668	54,963,241	17,578,852	1,041,417	18,478,427

Expenses
Investment advisory	1,410,546	6,217,100	1,920,421	76,208	2,178,998
Administration	604,520	—	—	21,774	—
Transfer agent	19,471	15,514	11,753	11,786	13,554
Custodian	100,049	151,398	30,162	16,649	71,487
Reports to shareholders	51,548	123,525	37,865	5,461	35,657
Directors/Trustees	27,974	41,586	19,072	4,978	25,081
Registration	9,431	12,709	8,298	310	5,251
Independent accountants	38,617	43,339	38,724	24,169	38,255
Legal	40,226	80,592	22,054	6,637	31,878
Officers’ fees	5,978	15,506	4,365	336	5,449
Insurance	20,715	53,099	9,912	1,118	18,611
Auction agent	379,583	953,351	—	23,265	335,151
Deferred Trustees’ fees	4,406	5,698	724	326	2,493
Remarketing and liquiditiy fees	—	—	365,813	—	—
Miscellaneous	41,272	72,779	20,193	17,463	36,711

Total expenses excluding interest expense	2,754,336	7,786,196	2,489,356	210,480	2,798,576
Interest expense and fees	4,884	—	6,523,501	—	1,206

Total expenses	2,759,220	7,786,196	9,012,857	210,480	2,799,782
Less Investment Advisory fees waived	—	(1,944,415)	(768,168)	—	(681,363)
Less fees reimbursed by Advisor	(1,523)	(1,707)	(1,084)	(1,749)	(12,751)
Less fees paid indirectly	(8,506)	(8,187)	(9,683)	(9,987)	(9,094)

Net expenses	2,749,191	5,831,887	8,233,922	198,744	2,096,574

Net investment income	18,111,477	49,131,354	9,344,930	842,673	16,381,853

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,085,770	3,181,780	354,029	(29,611)	2,333,242
Futures and swaps	(796,962)	(3,855,815)	(136,812)	21,731	(1,827,079)

	288,808	(674,035)	217,217	(7,880)	506,163

Net change in unrealized appreciation/depreciation on:
Investments	(14,808,979)	(32,500,787)	(15,430,269)	(582,095)	(12,016,581)
Swaps	969,666	4,701,967	(111,029)	—	1,852,642

	(13,839,313)	(27,798,820)	(15,541,298)	(582,095)	(10,163,939)

Net loss	(13,550,505)	(28,472,855)	(15,324,081)	(589,975)	(9,657,776)

Dividends and Distributions to Preferred Shareholders From:
Net investment income	(5,316,266)	(13,506,034)	—	(240,350)	(4,587,525)
Net realized gains	—	(18,029)	—	(16,752)	—

	(5,316,266)	(13,524,063)	—	(257,102)	(4,587,525)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$(755,294)	$7,134,436	$(5,979,151)	$(4,404)	$2,136,552

See Notes to Financial Statements.

38	ANNUAL REPORT	OCTOBER 31, 2007

For the year ended October 31, 2007	BlackRock Florida Investment Quality Municipal Trust (RFA)	BlackRock Florida Municipal Income Trust (BBF)	BlackRock New Jersey Investment Quality Municipal Trust (RNJ)	BlackRock New Jersey Municipal Income Trust (BNJ)	BlackRock New York Investment Quality Municipal Trust (RNY)	BlackRock New York Municipal Income Trust (BNY)

Investment Income
Interest and dividend income	$1,145,830	$8,112,052	$1,110,861	$9,661,951	$1,474,103	$15,904,487
Dividend income from investments in affiliates	10,580	63,692	4,441	23,253	7,516	47,163
Income from affiliates	467	811	627	881	454	2,043

Total investment income	1,156,877	8,176,555	1,115,929	9,686,085	1,482,073	15,953,693

Expenses
Investment advisory	84,313	959,889	75,762	1,098,989	101,953	1,833,107
Administration	24,090	—	21,646	—	29,130	—
Transfer agent	9,102	13,078	9,406	13,426	9,544	13,817
Custodian	18,606	56,145	15,619	58,705	16,834	65,581
Reports to shareholders	6,201	19,887	7,287	24,248	9,103	38,856
Directors/Trustees	5,003	11,081	5,974	12,942	5,078	21,212
Registration	348	8,202	310	8,498	404	5,841
Independent accountants	24,189	36,728	24,171	36,923	24,231	37,839
Legal	6,659	16,588	6,148	16,687	6,676	31,670
Officers’ fees	365	2,425	329	2,800	455	4,610
Insurance	1,239	8,200	1,114	9,382	1,493	15,651
Auction agent	25,765	147,633	23,265	162,829	29,004	281,541
Deferred Trustees’ fees	467	811	627	881	454	2,043
Remarketing and liquiditiy fees	—	—	—	—	—	—
Miscellaneous	17,572	26,899	17,471	27,815	15,701	33,670

Total expenses excluding interest expense	223,919	1,307,566	209,129	1,474,125	250,060	2,385,438
Interest expense and fees	—	—	—	—	—	—

Total expenses	223,919	1,307,566	209,129	1,474,125	250,060	2,385,438
Less Investment Advisory fees waived	—	(300,075)	—	(343,709)	—	(573,208)
Less fees reimbursed by Advisor	(1,608)	(9,553)	(634)	(3,322)	(917)	(5,675)
Less fees paid indirectly	(6,211)	(10,561)	(10,208)	(12,211)	(8,839)	(10,382)

Net expenses	216,100	987,377	198,287	1,114,883	240,304	1,796,173

Net investment income	940,777	7,189,178	917,642	8,571,202	1,241,769	14,157,520

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(155,767)	322,068	(55,198)	368,596	174,369	754,099
Futures and swaps	18,500	(748,776)	—	(983,865)	—	(1,286,869)

	(137,267)	(426,708)	(55,198)	(615,269)	174,369	(532,770)

Net change in unrealized appreciation/depreciation on:
Investments	(640,194)	(3,477,675)	(650,877)	(5,941,834)	(959,807)	(9,487,198)
Swaps	(19,258)	694,636	—	844,171	—	1,193,186

	(659,452)	(2,783,039)	(650,877)	(5,097,663)	(959,807)	(8,294,012)

Net loss	(796,719)	(3,209,747)	(706,075)	(5,712,932)	(785,438)	(8,826,782)

Dividends and Distributions to Preferred Shareholders From:
Net investment income	(292,680)	(2,093,225)	(236,547)	(2,223,503)	(332,059)	(3,596,912)
Net realized gains	(42,977)	—	(17,621)	—	(8,495)	—

	(335,657)	(2,093,225)	(254,168)	(2,223,503)	(340,554)	(3,596,912)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$(191,599)	$1,886,206	$(42,601)	$634,767	$115,777	$1,733,826

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	39

Statements of Changes in Net Assets
For the years ended October 31, 2007 and 2006

	BlackRock Investment Quality Municipal Trust (BKN)		BlackRock Municipal Income Trust (BFK)

Increase (Decrease) in Net Assets Applicable to Common Shareholders	2007	2006	2007	2006

Operations:

Net investment income	$18,111,477	$18,419,051	$49,131,354	$50,095,286
Net realized gain (loss)	288,808	607,295	(674,035)	1,390,886
Net change in unrealized appreciation/depreciation	(13,839,313)	6,751,110	(27,798,820)	33,062,215
Dividends and distributions to preferred shareholders from:
Net investment income	(5,316,266)	(4,700,264)	(13,506,034)	(12,001,964)
Net realized gains	—	—	(18,029)	—

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(755,294)	21,077,192	7,134,436	72,546,423

Dividends and Distributions to Common Shareholders from:

Net investment income	(17,197,915)	(17,692,813)	(43,341,822)	(43,385,755)
Net realized gains	—	—	(57,432)	—

Total dividends and distributions	(17,197,915)	(17,692,813)	(43,399,254)	(43,385,755)

Capital Share Transactions:

Net proceeds from the issuance of common shares	—	—	—	—
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	—
Reinvestment of common dividends	1,347,346	—	3,165,968	2,871,527

Net proceeds from capital share transactions	1,347,346	—	3,165,968	2,871,527

Total increase (decrease)	(16,605,863)	3,384,379	(33,098,850)	32,032,195

Net Assets Applicable to Common Shareholders
Beginning of period	263,878,252	260,493,873	674,079,589	642,047,394

End of period	$247,272,389	$263,878,252	$640,980,739	$674,079,589

End of period undistributed net investment income	$4,209,470	$8,636,759	$7,939,545	$15,656,056

[1]	Commencement of operations for Long-Term Municipal Advantage was February 28, 2006. This information includes the initial investment by BlackRock Funding, Inc.

	BlackRock Florida Municipal Income Trust (BBF)		BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

Increase (Decrease) in Net Assets Applicable to Common Shareholders	2007	2006	2007	2006
Operations:

Net investment income	$7,189,178	$7,369,362	$917,642	$856,791
Net realized gain (loss)	(426,708)	1,156,069	(55,198)	120,175
Net change in unrealized appreciation/depreciation	(2,783,039)	591,321	(650,877)	222,494
Dividends and distributions to preferred shareholders from:
Net investment income	(2,093,225)	(1,810,602)	(236,547)	(204,250)
Net realized gains	—	—	(17,621)	(25,877)

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	1,886,206	7,306,150	(42,601)	969,333

Dividends and Distributions to Common Shareholders from:

Net investment income	(6,035,745)	(6,019,766)	(830,797)	(847,505)
Net realized gains	—	—	(38,111)	(126,529)

Total dividends and distributions	(6,035,745)	(6,019,766)	(868,908)	(974,034)

Capital Share Transactions:
Reinvestment of common dividends	262,307	221,091	29,674	—

Total increase (decrease)	(3,887,232)	1,507,475	(881,835)	(4,701)

Net Assets Applicable to Common Shareholders
Beginning of year	104,451,011	102,943,536	14,576,057	14,580,758

End of year	$100,563,779	$104,451,011	$13,694,222	$14,576,057

End of year undistributed net investment income	$1,230,692	$2,170,518	$224,395	$374,229

See Notes to Financial Statements.

40	ANNUAL REPORT	OCTOBER 31, 2007

	BlackRock Long-Term Municipal Advantage Trust (BTA)		BlackRock California Investment Quality Municipal Trust (RAA)		BlackRock California Municipal Income Trust (BFZ)		BlackRock Florida Investment Quality Municipal Trust (RFA)

Increase (Decrease) in Net Assets Applicable to Common Shareholders	2007	2006[1]	2007	2006	2007	2006	2007	2006

Operations:

Net investment income	$9,344,930	$6,007,001	$842,673	$877,154	$16,381,853	$16,761,247	$940,777	$923,461
Net realized gain (loss)	217,217	(264,829)	(7,880)	78,405	506,163	2,216,392	(137,267)	265,765
Net change in unrealized appreciation/depreciation	(15,541,298)	8,498,372	(582,095)	430,243	(10,163,939)	7,064,059	(659,452)	186,488
Dividends and distributions to preferred shareholders from:
Net investment income	—	—	(240,350)	(215,916)	(4,587,525)	(3,954,681)	(292,680)	(236,669)
Net realized gains	—	—	(16,752)	—	—	—	(42,977)	(54,375)

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(5,979,151)	14,240,544	(4,404)	1,169,886	2,136,552	22,087,017	(191,599)	1,084,670

Dividends and Distributions to Common Shareholders from:

Net investment income	(9,535,364)	(6,393,277)	(602,846)	(853,209)	(13,751,528)	(13,697,832)	(674,882)	(957,322)
Net realized gains	—	—	(51,877)	—	—	—	(53,470)	(287,688)

Total dividends and distributions	(9,535,364)	(6,393,277)	(654,723)	(853,209)	(13,751,528)	(13,697,832)	(728,352)	(1,245,010)

Capital Share Transactions:

Net proceeds from the issuance of common shares	—	186,584,810	—	—	—	—	—	—
Net proceeds from the underwriters’ over-allotment option exercised	—	3,216,375	—	—	—	—	—	—
Reinvestment of common dividends	538,721	488,672	—	—	981,552	711,184	—	—

Net proceeds from capital share transactions	538,721	190,289,857	—	—	981,552	711,184	—	—

Total increase (decrease)	(14,975,794)	198,137,124	(659,127)	316,677	(10,633,424)	9,100,369	(919,951)	(160,340)

Net Assets Applicable to Common Shareholders

Beginning of period	198,137,124	—	14,615,284	14,298,607	236,572,711	227,472,342	16,053,831	16,214,171

End of period	$183,161,330	$198,137,124	$13,956,157	$14,615,284	$225,939,287	$236,572,711	$15,133,880	$16,053,831

End of period undistributed net investment income	$(536,602)	$(347,276)	$(3,826)	$(596)	$4,037,754	$5,994,975	$1,915	$28,700

	BlackRock New Jersey Municipal Income Trust (BNJ)		BlackRock New York Investment Quality Municipal Trust (RNY)		BlackRock New York Municipal Income Trust (BNY)

Increase (Decrease) in Net Assets Applicable to Common Shareholders	2007	2006	2007	2006	2007	2006

Operations:

Net investment income	$8,571,202	$8,743,414	$1,241,769	$1,265,857	$14,157,520	$14,267,470
Net realized gain (loss)	(615,269)	1,477,938	174,369	87,630	(532,770)	1,763,256
Net change in unrealized appreciation/depreciation	(5,097,663)	2,392,840	(959,807)	395,405	(8,294,012)	4,045,210
Dividends and distributions to preferred shareholders from:
Net investment income	(2,223,503)	(1,946,877)	(332,059)	(276,400)	(3,596,912)	(3,294,504)
Net realized gains	—	—	(8,495)	(20,219)	—	—

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	634,767	10,667,315	115,777	1,452,273	1,733,826	16,781,432

Dividends and Distributions to Common Shareholders from:

Net investment income	(7,148,582)	(7,110,417)	(1,114,664)	(1,146,975)	(11,399,449)	(11,347,915)
Net realized gains	—	—	(17,872)	(109,330)	—	—

Total dividends and distributions	(7,148,582)	(7,110,417)	(1,132,536)	(1,256,305)	(11,399,449)	(11,347,915)

Capital Share Transactions:

Reinvestment of common dividends	679,024	690,656	26,224	—	910,003	826,411

Total increase (decrease)	(5,834,791)	4,247,554	(990,535)	195,968	(8,755,620)	6,259,928

Net Assets Applicable to Common Shareholders

Beginning of year	121,986,998	117,739,444	19,838,950	19,642,982	199,717,179	193,457,251

End of year	$116,152,207	$121,986,998	$18,848,415	$19,838,950	$190,961,559	$199,717,179

End of year undistributed net investment income	$2,639,891	$3,440,789	$146,107	$358,505	$4,448,108	$5,287,790

ANNUAL REPORT	OCTOBER 31, 2007	41

Statement of Cash Flows

Year Ended October 31, 2007	BlackRock Long-Term Municipal Advantage Trust (BTA)
Cash Flows provided by Operating Activities

Net decrease in net assets resulting from operations	$(5,979,151)

Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cash provided by Operating Activities

Purchases of long-term investments	(142,851,650)
Proceeds from sales of long-term investments	148,116,196
Net purchases of short-term investments	(1,859,000)
Amortization of premium and discount on investments	13,899
Net realized gain on investments	(354,029)
Decrease in unrealized appreciation/depreciation on investments	15,430,269
Increase in unrealized depreciation on swaps	111,029
Increase in investments in affiliates	(723)
Increase in receivable for investments sold	(3,677,401)
Increase in interest receivable	(636,082)
Increase in prepaid expenses	(5,874)
Decrease in other assets	11,178
Increase in interest payable	192,601
Decrease in investment advisory fee payable	(4,920)
Increase in Deferred Directors/Trustees’ fees	723
Decrease in payable to affiliates	(3,132)
Decrease in Officers’ & Trustees’ fees	(2,572)
Decrease in accrued expenses	(42,992)

Total adjustments	14,437,520

Net cash provided by operating activities	$8,458,369

Cash from financing activities:
Increase in payable to custodian	$2,415
Proceeds from trust certificates	22,650,000
Repayments of trust certificates	(22,467,500)
Cash dividends paid	(9,176,690)

Net cash used for financing activities	$(8,991,775)

Net decrease in cash	(533,406)
Cash beginning of year	533,406

Cash end of year	$—

Cash paid for interest	$6,330,903

Non cash financing activities not included herein consist of reinvestment of dividends of $538,721.

See Notes to Financial Statements.

42	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights	BlackRock Investment Quality Municipal Trust (BKN)

	Year Ended October 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance
Net asset value, beginning of year	$15.79	$15.59	$15.71	$15.28	$15.19

Investment operations:
Net investment income	1.08	1.10	1.14	1.17	1.16
Net realized and unrealized gain (loss)	(0.79)	0.44	(0.11)	0.26	(0.09)
Dividends to preferred shareholders from net investment income	(0.32)	(0.28)	(0.19)	(0.09)	(0.09)

Net increase (decrease) from investment operations	(0.03)	1.26	0.84	1.34	0.98

Dividends to common shareholders from net investment income	(1.03)	(1.06)	(0.96)	(0.91)	(0.89)

Net asset value, end of year	$14.73	$15.79	$15.59	$15.71	$15.28

Market price, end of year	$16.35	$18.97	$16.62	$15.12	$14.26

Total Investment Returns[1]
At net asset value	(0.95)%	7.38%	5.34%	9.48%	7.14%

At market value	(8.49)%	21.06%	16.68%	12.91%	12.67%

Ratios to Average Net Assets of Common Shareholders[2]
Expenses after fees waived and paid indirectly	1.07%	1.09%	1.08%	1.08%	1.10%
Expenses after fees waived and before fees paid indirectly	1.08%	1.09%	1.08%	1.08%	1.10%
Expenses before fees waived and paid indirectly	1.08%	1.09%	1.08%	1.08%	1.10%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	7.06%	7.09%	7.21%	7.59%	7.62%
Preferred share dividends from net investment income	2.07%	1.81%	1.17%	0.60%	0.59%
Net investment income available to common shareholders	4.99%	5.28%	6.04%	6.99%	7.03%

Supplemental Data
Average net assets of common shareholders (000)	$256,463	$259,862	$264,490	$259,470	$254,890
Portfolio turnover	17%	82%	77%	52%	36%
Net assets applicable to common shareholders, end of year (000)	$247,272	$263,878	$260,494	$262,475	$255,315
Preferred shares value outstanding, end of year (000)	$146,550	$146,550	$146,550	$146,550	$146,550
Asset coverage per preferred share, end of year	$67,185	$70,054	$69,465	$69,790	$68,561

[1]

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	43

Financial Highlights	BlackRock Municipal Income Trust (BFK)

	Year Ended October 31,

	2007	2006	2005	2004	2003

Per Common Share Operating Performance
Net asset value, beginning of year	$15.37	$14.71	$14.26	$13.87	$13.33

Investment operations:
Net investment income	1.11	1.14	1.18	1.19	1.23
Net realized and unrealized gain (loss)	(0.63)	0.78	0.43	0.26	0.35
Dividends and distributions to preferred shareholders from:
Net investment income	(0.31)	(0.27)	(0.18)	(0.09)	(0.09)
Net realized gains	— [1]	—	—	—	—

Net increase from investment operations	0.17	1.65	1.43	1.36	1.49

Dividends and distributions to common shareholders from:
Net investment income	(0.99)	(0.99)	(0.98)	(0.97)	(0.95)
Net realized gains	— [1]	—	—	—	—

Total dividends and distributions	(0.99)	(0.99)	(0.98)	(0.97)	(0.95)

Net asset value, end of year	$14.55	$15.37	$14.71	$14.26	$13.87

Market price, end of year	$15.92	$17.30	$15.69	$14.05	$13.70

Total Investment Returns[2]
At net asset value	0.70%	11.24%	10.21%	10.29%	11.63%

At market value	(2.11% )	17.39%	19.31%	10.01%	9.21%

Ratios to Average Net Assets of Common Shareholders[3]
Expenses after fees waived and paid indirectly	0.88%	0.83%	0.83%	0.83%	0.84%
Expenses after fees waived and before fees paid indirectly	0.88%	0.83%	0.83%	0.83%	0.84%
Expenses before fees waived and paid indirectly	1.18%	1.21%	1.22%	1.23%	1.25%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	7.43%	7.65%	7.97%	8.44%	8.96%
Preferred share dividends from net investment income	2.04%	1.83%	1.23%	0.63%	0.65%
Net investment income available to common shareholders	5.39%	5.82%	6.74%	7.81%	.31%

Supplemental Data
Average net assets of common shareholders (000)	$661,058	$654,691	$644,680	$618,076	$594,192
Portfolio turnover	17%	77%	68%	59%	56%
Net assets applicable to common shareholders, end of year (000)	$640,981	$674,080	$642,047	$621,648	$603,943
Preferred shares value outstanding, end of year (000)	$375,125	$375,125	$375,125	$375,125	$375,125
Asset coverage per preferred share, end of year	$67,727	$69,933	$67,797	$66,435	$65,251

[1]	Amounted to less than $0.01 per common share outstanding.
[2]

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

44	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights	BlackRock Long-Term Municipal Advantage Trust (BTA)

	Year ended October 31, 2007	For the period February 28, 2006[1] through October 31, 2006

Per Share Operating Performance

Net asset value, beginning of period	$14.89	$14.33 [2]

Investment operations:
Net investment income	0.70	0.45
Net realized and unrealized gain (loss)	(1.15)	0.62

Net increase (decrease) from investment operations	(0.45)	1.07

Dividends to common shareholders from net investment income	(0.72)	(0.48)

Capital charges with respect to issuance of Common shares	—	(0.03)

Net asset value, end of period	$13.72	$14.89

Market price, end of period	$12.14	$14.70

Total Investment Returns[3]

At net asset value	(2.93)%	7.48%

At market value	(13.00)%	1.40%

Ratios to Average Net Assets

Expenses after fees waived and paid indirectly	4.29%	4.11%[4]
Expenses after fees waived and before fees paid indirectly	4.29%	4.14%
Expenses before fees waived and paid indirectly	4.69%	4.55%[4]
Expenses after fees waived and paid indirectly excluding interest expense	0.89%	0.97%[4]
Net investment income	4.87%	4.79%[4]

Supplemental Data

Average net assets (000)	$192,042	$186,998
Portfolio turnover	39%	20%
Net assets, end of period (000)	$183,161	198,137
Trust certificates, end of period	$177,528	$177,345
Asset coverage, end of period[5]	$2,032	$2,177
Trust certificates average daily balance (000)	$181,212	$183,026
Trust certificates weighted average interest rate	3.71%	3.57%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

[3]

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

[5]	Per $1,000 of certificates outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	45

Financial Highlights	BlackRock California Investment Quality Municipal Trust (RAA)

	Year Ended October 31,

	2007		2006	2005	2004	2003

Per Common Share Operating Performance

Net asset value, beginning of year	$14.51		$14.20	$14.43	$14.56	$14.81

Investment operations:
Net investment income	0.84		0.87	0.78	0.92	1.05
Net realized and unrealized gain (loss)	(0.58)		0.50	(0.03)	(0.09)	(0.41)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.24)		(0.21)	(0.13)	(0.06)	(0.06)
Net realized gains	(0.02)		—	—	—	—

Net increase from investment operations	—		1.16	0.62	0.77	0.58

Dividends and distributions to common shareholders from:
Net investment income	(0.60)		(0.85)	(0.85)	(0.85)	(0.83)
Net realized gains	(0.05)		—	—	(0.05)	—

Total dividends and distributions	(0.65)		(0.85)	(0.85)	(0.90)	(0.83)

Net asset value, end of year	$13.86		$14.51	$14.20	$14.43	$14.56

Market price, end of year	$12.57		$15.80	$15.75	$14.30	$14.03

Total Investment Returns[1]

At net asset value	0.01%		7.87%	4.32%	5.77%	4.43%

At market value	(16.71	) %	5.90%	16.76%	8.78%	11.38%

Ratios to Average Net Assets of Common Shareholders[2]

Expenses after fees waived and paid indirectly	1.39%		1.41%	1.35%	1.35%	1.40%
Expenses after fees waived and before fees paid indirectly	1.46%		1.50%	1.39%	1.40%	1.40%
Expenses before fees waived and paid indirectly	1.47%		1.50%	1.39%	1.40%	1.40%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	5.90%		6.11%	5.38%	6.37%	7.17%
Preferred share dividends from net investment income	1.68%		1.50%	0.88%	0.42%	0.44%
Net investment income available to common shareholders	4.22%		4.61%	4.50%	5.95%	6.73%

Supplemental Data

Average net assets of common shareholders (000)	$14,274		$14,358	$14,569	$14,553	$14,752
Portfolio turnover	38%		49%	20%	15%	6%
Net assets applicable to common shareholders, end of year (000)	$13,956		$14,615	$14,299	$14,529	$14,665
Preferred shares value outstanding, end of year (000)	$7,500		$7,500	$7,500	$7,500	$7,500
Asset coverage per preferred share, end of year	$71,534		$73,731	$72,671	$73,433	$73,886

[1]

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

46	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights	BlackRock California Municipal Income Trust (BFZ)

	Year Ended October 31,

	2007		2006	2005	2004	2003

Per Common Share Operating Performance

Net asset value, beginning of year	$15.74		$15.18	$14.77	$13.97	$14.16

Investment operations:
Net investment income	1.08		1.11	1.12	1.15	1.12
Net realized and unrealized gain (loss)	(0.64)		0.62	0.36	0.65	(0.34)
Dividends to preferred shareholders from net investment income	(0.30)		(0.26)	(0.16)	(0.09)	(0.08)

Net increase from investment operations	0.14		1.47	1.32	1.71	0.70

Dividends to common shareholders from net investment income	(0.91)		(0.91)	(0.91)	(0.91)	(0.89)

Net asset value, end of year	$14.97		$15.74	$15.18	$14.77	$13.97

Market price, end of year	$15.82		$17.12	$14.92	$13.65	$13.21

Total Investment Returns[1]

At net asset value	0.77%		9.93%	9.47%	13.14%	5.49%

At market value	(2.09	) %	21.65%	16.42%	10.58%	7.92%

Ratios to Average Net Assets of Common Shareholders[2]

Expenses after fees waived and paid indirectly	0.91%		0.87%	0.85%	0.87%	0.89%
Expenses after fees waived and before fees paid indirectly	0.91%		0.87%	0.86%	0.88%	0.89%
Expenses before fees waived and paid indirectly	1.21%		1.25%	1.25%	1.28%	1.30%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	7.09%		7.26%	7.35%	7.96%	8.01%
Preferred share dividends from net investment income	1.98%		1.71%	1.04%	0.59%	0.57%
Net investment income available to common shareholders	5.11%		5.55%	6.31%	7.37%	7.44%

Supplemental Data

Average net assets of common shareholders (000)	$231,216		$230,845	$227,738	$216,238	$211,275
Portfolio turnover	26%		17%	28%	15%	34%
Net assets applicable to common shareholders, end of year (000)	$225,939		$236,573	$227,472	$221,371	$209,397
Preferred shares value outstanding, end of year (000)	$131,950		$131,950	$131,950	$131,950	$131,950
Asset coverage per preferred share, end of year	$67,816		$69,836	$68,107	$66,945	$64,675

[1]

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	47

Financial Highlights	BlackRock Florida Investment Quality Municipal Trust (RFA)

	Year Ended October 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance
Net asset value, beginning of year	$14.24	$14.39	$15.02	$15.39	$15.65

Investment operations:
Net investment income	0.83	0.82	0.84	0.98	1.04
Net realized and unrealized gain (loss)	(0.69)	0.40	(0.35)	(0.18)	(0.39)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.26)	(0.21)	(0.15)	(0.07)	(0.08)
Net realized gains	(0.04)	(0.05)	(0.01)	(0.02)	—

Net increase (decrease) from investment operations	(0.16)	0.96	0.33	0.71	0.57

Dividends and distributions to common shareholders from:
Net investment income	(0.60)	(0.85)	(0.85)	(0.85)	(0.83)
Net realized gains	(0.05)	(0.26)	(0.11)	(0.23)	—

Total dividends and distributions	(0.65)	(1.11)	(0.96)	(1.08)	(0.83)

Net asset value, end of year	$13.43	$14.24	$14.39	$15.02	$15.39

Market price, end of year	$11.86	$16.00	$14.85	$14.30	$14.47

Total Investment Returns[1]
At net asset value	(1.02)%	6.46%	2.19%	5.00%	3.98%

At market value	(22.21)%	15.91%	10.76%	6.32%	5.52%

Ratios to Average Net Assets of Common Shareholders[2]
Expenses after fees waived and paid indirectly	1.39%	1.37%	1.29%	1.27%	1.29%
Expenses after fees waived and before fees paid indirectly	1.43%	1.43%	1.32%	1.31%	1.29%
Expenses before fees waived and paid indirectly	1.44%	1.43%	1.32%	1.31%	1.29%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	6.03%	5.80%	5.69%	6.48%	6.69%
Preferred share dividends from net investment income	1.88%	1.49%	1.05%	0.46%	0.51%
Net investment income available to common shareholders	4.15%	4.31%	4.64%	6.02%	6.18%

Supplemental Data
Average net assets of common shareholders (000)	$15,589	$15,930	$16,626	$17,035	$17,561
Portfolio turnover	40%	57%	15%	13%	17%
Net assets applicable to common shareholders, end of year (000)	$15,134	$16,054	$16,214	$16,929	$17,347
Preferred shares value outstanding, end of year (000)	$8,500	$8,500	$8,500	$8,500	$8,500
Asset coverage per preferred share, end of year	$69,526	$72,229	$72,696	$74,795	$76,021

[1]

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

48	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights	BlackRock Florida Municipal Income Trust (BBF)

	Year Ended October 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance
Net asset value, beginning of year	$15.68	$15.48	$15.27	$14.68	$14.57

Investment operations:
Net investment income	1.07	1.11	1.11	1.12	1.11
Net realized and unrealized gain (loss)	(0.49)	0.26	0.17	0.45	(0.03)
Dividends to preferred shareholders from net investment income	(0.31)	(0.27)	(0.17)	(0.08)	(0.08)

Net increase from investment operations	0.27	1.10	1.11	1.49	1.00

Dividends to common shareholders from net investment income	(0.90)	(0.90)	(0.90)	(0.90)	(0.89)

Net asset value, end of year	$15.05	$15.68	$15.48	$15.27	$14.68

Market price, end of year	$15.10	$16.30	$15.25	$14.40	$13.36

Total Investment Returns[1]
At net asset value	1.78%	7.34%	7.63%	11.02%	7.39%

At market value	(1.76)%	13.26%	12.44%	15.04%	4.30%

Ratios to Average Net Assets of Common Shareholders[2]
Expenses after fees waived and paid indirectly	0.96%	0.92%	0.90%	0.93%	0.94%
Expenses after fees waived and before fees paid indirectly	0.97%	0.93%	0.91%	0.93%	0.95%
Expenses before fees waived and paid indirectly	1.28%	1.30%	1.30%	1.32%	1.35%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	7.02%	7.12%	7.16%	7.49%	7.50%
Preferred share dividends from net investment income	2.04%	1.75%	1.11%	0.55%	0.53%
Net investment income available to common shareholders	4.98%	5.37%	6.05%	6.94%	6.97%

Supplemental Data
Average net assets of common shareholders (000)	$102,424	$103,431	$103,432	$100,002	$98,081
Portfolio turnover	25%	20%	10%	10%	19%
Net assets applicable to common shareholders, end of year (000)	$100,564	$104,451	$102,944	$101,512	$97,589
Preferred shares value outstanding, end of year (000)	$57,550	$57,550	$57,550	$57,550	$57,550
Asset coverage per preferred share, end of year	$68,688	$70,391	$69,729	$69,101	$67,394

1

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

2	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	49

Financial Highlights	BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

	Year Ended October 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance
Net asset value, beginning of year	$14.47	$14.48	$14.79	$14.90	$14.64

Investment operations:
Net investment income	0.91	0.85	0.87	0.97	1.00
Net realized and unrealized gain (loss)	(0.70)	0.34	(0.21)	(0.20)	0.12
Dividends and distributions to preferred shareholders from:
Net investment income	(0.23)	(0.20)	(0.15)	(0.07)	(0.06)
Net realized gains	(0.02)	(0.03)	—	—	—

Net increase (decrease) from investment operations	(0.04)	0.96	0.51	0.70	1.06

Dividends and distributions to common shareholders from:
Net investment income	(0.82)	(0.84)	(0.82)	(0.81)	(0.80)
Net realized gains	(0.04)	(0.13)	—	—	—

Total dividends and distributions	(0.86)	(0.97)	(0.82)	(0.81)	(0.80)

Net asset value, end of year	$13.57	$14.47	$14.48	$14.79	$14.90

Market price, end of year	$14.96	$15.95	$14.70	$15.00	$14.80

Total Investment Returns[1]
At net asset value	(1.03)%	6.14%	3.43%	5.00%	7.48%

At market value	(1.02)%	15.25%	3.53%	7.14%	17.59%

Ratios to Average Net Assets of Common Shareholders[2]
Expenses after fees waived and paid indirectly	1.40%	1.41%	1.34%	1.34%	1.39%
Expenses after fees waived and before fees paid indirectly	1.47%	1.51%	1.37%	1.37%	1.39%
Expenses before fees waived and paid indirectly	1.48%	1.51%	1.37%	1.37%	1.39%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	6.49%	5.91%	5.89%	6.50%	6.72%
Preferred share dividends from net investment income	1.67%	1.41%	1.00%	0.47%	0.41%
Net investment income available to common shareholders	4.82%	4.50%	4.89%	6.03%	6.31%

Supplemental Data
Average net assets of common shareholders (000)	$14,146	$14,499	$14,873	$14,974	$14,975
Portfolio turnover	31%	27%	19%	12%	4%
Net assets applicable to common shareholders, end of year (000)	$13,694	$14,576	$14,581	$14,900	$15,007
Preferred shares value outstanding, end of year (000)	$7,500	$7,500	$7,500	$7,500	$7,500
Asset coverage per preferred share, end of year	$70,649	$73,603	$73,612	$74,670	$75,026

[1]

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

50	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights	BlackRock New Jersey Municipal Income Trust (BNJ)

	Year Ended October 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance
Net asset value, beginning of year	$16.35	$15.87	$15.38	$14.59	$14.29

Investment operations:
Net investment income	1.14	1.17	1.17	1.16	1.15
Net realized and unrealized gain (loss)	(0.74)	0.52	0.42	0.61	0.11
Dividends to preferred shareholders from net investment income	(0.30)	(0.26)	(0.18)	(0.08)	(0.08)

Net increase from investment operations	0.10	1.43	1.41	1.69	1.18

Dividends to common shareholders from net investment income	(0.96)	(0.95)	(0.92)	(0.90)	(0.88)

Net asset value, end of year	$15.49	$16.35	$15.87	$15.38	$14.59

Market price, end of year	$16.90	$18.40	$15.91	$14.45	$14.04

Total Investment Returns[1]
At net asset value	0.17%	9.18%	9.60%	12.29%	8.68%

At market value	(2.89)%	22.56%	16.95%	9.63%	9.59%

Ratios to Average Net Assets of Common Shareholders[2]
Expenses after fees waived and paid indirectly	0.93%	0.89%	0.89%	0.91%	0.93%
Expenses after fees waived and before fees paid indirectly	0.94%	0.91%	0.90%	0.91%	0.94%
Expenses before fees waived and paid indirectly	1.24%	1.27%	1.28%	1.30%	1.34%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	7.18%	7.31%	7.37%	7.74%	7.85%
Preferred share dividends from net investment income	1.86%	1.63%	1.12%	0.56%	0.57%
Net investment income available to common shareholders	5.32%	5.68%	6.25%	7.18%	7.28%

Supplemental Data
Average net assets of common shareholders (000)	$119,365	$119,542	$117,596	$111,263	$107,900
Portfolio turnover	23%	2%	6%	16%	13%
Net assets applicable to common shareholders, end of year (000)	$116,152	$121,987	$117,739	$114,019	$108,172
Preferred shares value outstanding, end of year (000)	$63,800	$63,800	$63,800	$63,800	$63,800
Asset coverage per preferred share, end of year	$70,528	$72,812	$71,142	$69,682	$67,387

[1]

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	51

Financial Highlights	BlackRock New York Investment Quality Municipal Trust (RNY)

	Year Ended October 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance
Net asset value, beginning of year	$15.18	$15.03	$15.35	$15.34	$15.47

Investment operations:
Net investment income	0.95	0.97	0.96	0.96	1.03
Net realized and unrealized gain (loss)	(0.61)	0.37	(0.26)	—	(0.21)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.25)	(0.21)	(0.14)	(0.07)	(0.07)
Net realized gains	(0.01)	(0.02)	—	—	—

Net increase from investment operations	0.08	1.11	0.56	0.89	0.75

Dividends and distributions to common shareholders from:
Net investment income	(0.85)	(0.88)	(0.88)	(0.88)	(0.88)
Net realized gains	(0.01)	(0.08)	—	—	—

Total dividends and distributions	(0.86)	(0.96)	(0.88)	(0.88)	(0.88)

Net asset value, end of year	$14.40	$15.18	$15.03	$15.35	$15.34

Market price, end of year	$15.39	$16.65	$14.75	$14.50	$14.18

Total Investment Returns[1]
At net asset value	0.10%	7.32%	3.97%	6.48%	5.42%

At market value	(2.46)%	19.95%	8.01%	8.81%	4.69%

Ratios to Average Net Assets of Common Shareholders[2]
Expenses after fees waived and paid indirectly	1.24%	1.25%	1.20%	1.21%	1.24%
Expenses after fees waived and before fees paid indirectly	1.29%	1.33%	1.24%	1.24%	1.24%
Expenses before fees waived and paid indirectly	1.29%	1.33%	1.24%	1.24%	1.24%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	6.42%	6.48%	6.30%	6.29%	6.68%
Preferred share dividends from net investment income	1.72%	1.42%	0.91%	0.46%	0.44%
Net investment income available to common shareholders	4.70%	5.06%	5.39%	5.83%	6.24%

Supplemental Data
Average net assets of common shareholders (000)	$19,329	$19,527	$19,993	$20,019	$20,158
Portfolio turnover	37%	24%	10%	23%	36%
Net assets applicable to common shareholders, end of year (000)	$18,848	$19,839	$19,643	$20,066	$20,053
Preferred shares value outstanding, end of year (000)	$9,800	$9,800	$9,800	$9,800	$9,800
Asset coverage per preferred share, end of year	$73,090	$75,614	$75,111	$76,195	$76,159

[1]

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

52	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights	BlackRock New York Municipal Income Trust (BNY)

	Year Ended October 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance
Net asset value, beginning of year	$15.88	$15.44	$15.28	$14.76	$14.47

Investment operations:
Net investment income	1.11	1.13	1.14	1.14	1.14
Net realized and unrealized gain (loss)	(0.70)	0.47	0.09	0.36	0.13
Dividends to preferred shareholders from net investment income	(0.28)	(0.26)	(0.17)	(0.08)	(0.09)

Net increase from investment operations	0.13	1.34	1.06	1.42	1.18

Dividends to common shareholders from net investment income	(0.90)	(0.90)	(0.90)	(0.90)	(0.89)

Net asset value, end of year	$15.11	$15.88	$15.44	$15.28	$14.76

Market price, end of year	$15.55	$17.35	$15.19	$13.99	$13.45

Total Investment Returns[1]
At net asset value	0.64%	8.91%	7.38%	10.46%	8.84%

At market value	(5.20)%	20.95%	15.38%	10.99%	6.95%

Ratios to Average Net Assets of Common Shareholders[2]
Expenses after fees waived and paid indirectly	0.92%	0.87%	0.86%	0.87%	0.88%
Expenses after fees waived and before fees paid indirectly	0.92%	0.88%	0.87%	0.87%	0.89%
Expenses before fees waived and paid indirectly	1.22%	1.25%	1.26%	1.27%	1.29%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	7.23%	7.30%	7.35%	7.62%	7.73%
Preferred share dividends from net investment income	1.84%	1.69%	1.08%	0.56%	0.62%
Net investment income available to common shareholders	5.39%	5.61%	6.27%	7.06%	7.11%

Supplemental Data
Average net assets of common shareholders (000)	$195,754	$195,439	$194,038	$188,476	$183,648
Portfolio turnover	23%	27%	24%	13%	14%
Net assets applicable to common shareholders, end of year (000)	$190,962	$199,717	$193,457	$191,274	$184,874
Preferred shares value outstanding, end of year (000)	$109,750	$109,750	$109,750	$109,750	$109,750
Asset coverage per preferred share, end of year	$68,509	$70,502	$69,073	$68,575	$67,115

[1]

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	53

Notes to Financial Statements

Note 1. Organization & Accounting Policies

BlackRock Investment Quality Municipal Trust Inc. (“Investment Quality Municipal”), BlackRock California Investment Quality Municipal Trust Inc. (“California Investment Quality”), BlackRock New Jersey Investment Quality Municipal Trust Inc. (“New Jersey Investment Quality”) and BlackRock New York Investment Quality Municipal Trust Inc. (“New York Investment Quality”) were organized as Maryland corporations. BlackRock Florida Investment Quality Municipal Trust (“Florida Investment Quality”) was organized as a Massachusetts business trust. Investment Quality Municipal, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality are herein referred to as the Investment Quality Trusts. BlackRock Municipal Income Trust (“Municipal Income”), BlackRock California Municipal Income Trust (“California Income”), BlackRock Florida Municipal Income Trust (“Florida Income”), BlackRock New Jersey Municipal Income Trust (“New Jersey Income”), BlackRock New York Municipal Income Trust (“New York Income”) (collectively the “Income Trusts”) and BlackRock Long-Term Municipal Advantage Trust (“Long-Term Municipal”) were organized as Delaware statutory trusts. The Investment Quality Trusts, Income Trusts and Long-Term Municipal are referred to herein collectively as the “Trusts”. Investment Quality Municipal and Municipal Income are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). California Investment Quality, California Income, Florida Investment Quality, Florida Income, Long-Term Municipal, New Jersey Investment Quality, New Jersey Income, New York Investment Quality and New York Income are registered as non-diversified, closed-end management investment companies under the 1940 Act.

Long-Term Municipal was organized on November 7, 2005 and had no capital transactions until January 4, 2006 when the Trust sold 9,704 common shares for $139,010 to BlackRock Funding, Inc. Investment operations for Long-Term Municipal commenced on February 28, 2006. Long-Term Municipal incurred organization costs which were deferred from the organization date until the commencement of operations.

The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees or Board of Directors, as appropriate (“Trustees” or a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments as appropriate, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. Swap quotations are provided by dealers selected under supervision of the Board. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value per share. Any investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’slength transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Trusts’ financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”). was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured as fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Trust’s financial statements, if any, had not been determined.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Portfolios may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued forward commitment basis, the Portfolios will hold liquid assets worth at least the equivalent of the amount due.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend dates. Each Trust

54	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Starting Swaps: Forward starting swaps are an agreement for an interest rate swap asset or liability to be created or sold in the future. Interest rate swaps are an agreement in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. The Trusts close each forward starting swap before the accrual date specified in the agreement and therefore never enter into the interest rate swap underlying each forward starting swap.

During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” daily based upon quotations from market makers to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counter-party to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. However, the investment advisor of the Trusts monitor swaps and do not anticipate non-performance by any counterparty.

Segregation: In cases in which the 1940 Act, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities or forward starting swaps), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute sufficient net income and net realized capital gains, if any, to shareholders. Therefore, no federal income tax provisions have been recorded.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes — and interpretation of FAS Statement No. 109.” FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on each of the Trust’s financial statements, if any, is currently being assessed.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 6.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Independent Trustees”) defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Independent Trustees. These amounts are shown on the Statement of Assets and Liabilities as “Investments in Affiliates.” This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts in such Trusts.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust.

ANNUAL REPORT	OCTOBER 31, 2007	55

Notes to Financial Statements (continued)

Each Trust may, however, elect to invest in common shares of those Trusts selected by the Independent Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally pro-rated to the Trusts on the basis of relative net assets of all the BlackRock Closed-End Funds.

Note 2. Municipal Bonds Held in Trust

Long-Term Municipal invests in highly leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which Long-Term Municipal, or an agent on behalf of Long-Term Municipal, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to Long-Term Municipal. The transfer of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting Standards No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” therefore the municipal securities deposited into a TOB are presented in Long-Term Municipal’s schedule of investments and the proceeds from the transaction are reported as a liability for trust certificates of Long-Term Municipal. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by Long-Term Municipal on an accrual basis. Interest expense incurred on the secured borrowing and other expenses relating to remarketing, administration and trustee services to a TOB are reported as expenses of Long-Term Municipal. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by Long-Term Municipal include the right of Long-Term Municipal (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to Long-Term Municipal. The proceeds received from the transaction are used by Long-Term Municipal to purchase additional municipal bonds or other investments permitted by Long-Term Municipal’s investment policies. At October 31, 2007, the aggregate value of the underlying municipal securities transferred to TOBs was $177,087,696, the related liability for the trust certificates was $177,527,503, and the range of interest rates was 4.07% to 3.39%.

Financial transactions executed through TOBs generally will under perform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, Long-Term Municipal’s investment in TOB Residuals likely will adversely affect Long-Term Municipal’s net investment income and dividends to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect Long-Term Municipal’s net asset value per share. Long-Term Municipal invests in highly leveraged TOB Residuals and consequently may lose money in excess of the amount of its investment. Long-Term Municipal invests in residual certificates for the purpose of using economic leverage as a more flexible alternative to the issuance of preferred shares.

Note 3. Agreements and Other Transactions with Affiliates and Related Parties

Each Trust has an Investment Management Agreement with BlackRock Advisors, LLC (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to each Trust. Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc. The investment management agreement for each Income Trust and Long-Term Municipal covers both investment advisory and administration services. Each Investment Quality Trust has an Administration Agreement with the Advisor.

The Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.35% for the Investment Quality Trusts and 0.60% for the Income Trusts, of the Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses on the Income Trusts as a percentage of managed assets as follows: 0.25% for the first five years of each of the Trust’s operations from 2001 through July 31, 2006, 0.20% through July 31, 2007, 0.15% through July 31, 2008, 0.10% through July 31, 2009 and 0.05% through July 31, 2010.

Long-Term Municipal’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate equal to 1.00% of the average weekly net assets. ‘‘Net Assets’’ means the total assets of the Trust minus the sum of accrued liabilities. The Advisor has voluntarily agreed to waive a portion of the investment advisory or other expenses of Long-Term Municipal in the amount of 0.40% of the average weekly value of the Long-Term Municipal’s Net Assets for the first five years of the Trust’s operations from 2006 through 2011 and for declining amounts for the following three years, 0.30% in 2012, 0.20% in 2013 and 0.10% in 2014.

The administration fee paid to the Advisor is computed weekly and payable monthly based on an annual rate of 0.15% for the Municipal Investment Quality Trust and 0.10% for the California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality of the Trusts’ average weekly managed assets.

The Advisor has agreed to reimburse its advisory fees by the amount of investment advisory fees each Trust pays to the Advisor indirectly through its investments in affiliated money market funds, which is shown on the Statements of Operations as “fees reimbursed by Advisor.”

The Advisor pays BFM fees for its sub-advisory services.

Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for costs of employees that provide pricing and secondary market support to each Trust.

56	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

These expenses are generally pro-rated to the Trusts on the basis of relative net assets of all the BlackRock Closed-End Funds. For the year ended October 31, 2007, the Trusts reimbursed the Advisor the following amounts, which are included in miscellaneous expenses in the Statement of Operations:

Trust	Amount

Investment Quality Municipal	$11,377
Municipal Income	25,403
Long-Term Municipal	4,520
California Investment Quality	653
California Income	9,666
Florida Investment Quality	762
Florida Income	4,435
New Jersey Investment Quality	660
New Jersey Income	4,936
New York Investment Quality	892
New York Income	8,321

Pursuant to the terms of their custody agreement, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown on the Statements of Operations as “fees paid indirectly”.

Investments in companies considered to be an affiliate of the Trusts, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Trust	Portfolio Company	Net Purchases (000)	Dividend Income

Investment Quality
Municipal	Merrill Lynch Institutional Tax-Exempt Fund	5,500	$111,947
Municipal Income	Merrill Lynch Institutional Tax-Exempt Fund	2,600	134,765
Long-Term Municipal	Merrill Lynch Institutional Tax-Exempt Fund	2,600	79,642
California
Investment Quality	CMA California Mun. Money Fund	418	17,741
California Income	CMA California Mun. Money Fund	6,944	146,193
Florida Investment
Quality	CMA Florida Mun. Money Fund	211	10,580
Florida Income	CMA Florida Mun. Money Fund	1,763	63,692
New Jersey
Investment Quality	CMA New Jersey Mun. Money Fund	4	4,441
New Jersey Income	CMA New Jersey Mun. Money Fund	223	23,253
New York
Investment Quality	CMA New York Mun. Money Fund	107	7,516
New York Income	CMA New York Mun. Money Fund	47	47,163

During the year ended October 31, 2007, Merrill Lynch & Co., Inc., through their affiliated broker dealer, Merrill Lynch, Pierce, Fenner & Smith, Inc., earned commissions on transactions of securities as follows:

Trust	Commission Amount

Long-Term Municipal	$1,320
California Investment Quality	66

Certain officers and/or directors of the Trusts are officers and/or directors of BlackRock, Inc., or its affiliates.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the year ended October 31, 2007, were as follows:

Trust	Purchases	Sales

Investment Quality Municipal	$77,168,375	$65,835,018
Municipal Income	191,700,172	167,846,528
Long-Term Municipal	142,851,650	148,116,196
California Investment Quality	11,104,253	7,823,079
California Income	92,386,284	96,318,080
Florida Investment Quality	13,548,302	9,411,023
Florida Income	43,263,431	38,130,102
New Jersey Investment Quality	9,961,956	6,369,742
New Jersey Income	42,569,982	43,047,179
New York Investment Quality	10,444,017	10,461,845
New York Income	71,420,649	70,232,607

Details of open forward starting swap agreements at October 31, 2007 were as follows:

Trust	Notional Amount	Fixed Rate(a)	Counter Party	Effective Date	Termination Date	Unrealized Appreciation (Depreciation)

Investment Quality	$31,250,000	3.977%	JP Morgan	01/04/08	01/04/23	$(343,531)
Municipal	8,500,000	3.861	JP Morgan	01/31/08	01/31/23	13,591

						$(329,940)

Municipal	$26,800,000	3.977%	JP Morgan	01/04/08	01/04/23	$(294,613)
Income	17,160,000	3.971	CitiBank	12/21/07	12/21/27	498
	32,800,000	3.861	JP Morgan	01/31/08	01/31/23	52,447

						$(241,668)

Long-Term	$10,100,000	3.976%	JP Morgan	01/04/08	01/04/23	$(111,029)

Municipal

Florida	$1,750,000	3.984%	JP Morgan	11/30/07	11/30/22	$(21,886)
Investment	$2,000,000	3.855%	Lehman	12/21/07	12/21/22	2,628

Quality						$(19,258)

New Jersey	$1,100,000	4.065%	CitiBank	12/20/07	12/20/37	$(729)

Income

New York	$6,000,000	4.026%	CitiBank	12/21/07	12/21/32	$(2,826)

Income

(a)	Trust pays fixed interest rate and receives 1-week BMA Municipal Swap Index floating interest rate beginning on the effective date.

BMA - Bond Market Association.

Note 5. Income Tax Information

No provision is made for U.S. federal taxes as it is the portfolios intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

Reclassification of Capital Accounts: U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the table below summarizes the amounts reclassified per Trust during the current year between undistributed (distributions in excess of) net investment income and accumulated net realized gain (loss) as a result of permanent differences attributable to amortization methods on fixed income

ANNUAL REPORT	OCTOBER 31, 2007	57

Notes to Financial Statements (continued)

securities. These reclassifications have no effect on net assets or net asset values per share.

Trust	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Accumulated Gain/(Loss)

Investment Quality Municipal	$(24,585)	$24,585
Municipal Income	(9)	9
Long-Term Municipal	1,108	(1,108)
California Investment Quality	(2,707)	2,707
California Income	(21)	21
Florida Income	(34)	34
New Jersey Investment Quality	(132)	132
New Jersey Income	(15)	15
New York Investment Quality	(7,444)	7,444
New York Income	(841)	841

The tax character of distributions paid during the years ended October 31, 2007 and October 31, 2006 were as follows:

	Year ended October 31, 2007

Distributions Paid From:	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Investment Municipal Quality	$22,514,181	$—	$—	$22,514,181
Municipal Income	56,847,893	75,424	—	56,923,317
Long-Term Municipal	9,535,364	—	—	9,535,364
California Investment Quality	843,196	—	68,629	911,825
California Income	18,339,053	—	—	18,339,053
Florida Investment Quality	967,562	—	96,447	1,064,009
Florida Income	8,128,970	—	—	8,128,970
New Jersey Investment Quality	1,067,344	—	55,732	1,123,076
New Jersey Income	9,372,085	—	—	9,372,085
New York Investment Quality	1,446,723	—	26,367	1,473,090
New York Income	14,996,361	—	—	14,996,361

	Year ended October 31, 2006

Distributions Paid From:	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Investment Municipal Quality	$22,393,077	$—	$—	$22,393,077
Municipal Income	55,387,719	—	—	55,387,719
Long-Term Municipal	6,393,277	—	—	6,393,277
California Investment Quality	1,069,125	—	—	1,069,125
California Income	17,652,513	—	—	17,652,513
Florida Investment Quality	1,193,991	2,626	339,437	1,536,054
Florida Income	7,830,368	—	—	7,830,368
New Jersey Investment Quality	1,051,755	—	152,406	1,204,161
New Jersey Income	9,057,294	—	—	9,057,294
New York Investment Quality	1,423,375	—	129,549	1,552,924
New York Income	14,642,419	—	—	14,642,419

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Trust	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-term Gain/(Loss)	Unrealized Gain/(Loss) Net

Investment Municipal Quality	$2,966,144	$—	$(779,990)	$11,805,105
Municipal Income	5,342,158	—	(32,878,847)	42,784,268
Long-Term Municipal	—	—	(652,595)	(6,519,481)
California Investment Quality	12,064	—	(5,173)	546,481
California Income	2,865,807	—	(6,301,496)	15,040,257
Florida Investment Quality	16,357	—	(137,267)	242,511
Florida Income	1,250,295	—	(1,222,992)	5,745,016
New Jersey Investment Quality	185,383	—	(55,066)	444,705
New Jersey Income	1,764,166	—	(1,225,312)	9,007,803
New York Investment Quality	161,923	14,189	167,624	813,667
New York Income	3,714,675	—	(729,073)	8,530,692

The difference between book-basis and tax-basis unrealized gains/losses is attributable primarily to amortization methods of premiums and discounts on fixed income securities, the tax deferral of losses on wash sales, the timing of recognition of income from partnership investments, the difference between the book and tax treatment of residual interests in tender option bonds and other temporary differences.

For federal income tax purposes, the following Trusts had capital loss carryforwards at October 31, 2007, the Trust’s last tax year-end except for New York Income which had its last tax year-end at July 31, 2007. These amounts may be used to offset future realized capital gains, if any:

Trust	Capital Loss Carryforward Amount	Expires

Investment Quality Municipal	$779,990	2014

Municipal Income	$11,431,206	2011
	15,767,388	2012
	4,991,782	2014
	688,471	2015

	$32,878,847

Long-Term Municipal	$701,315	2014

California Investment Quality	$5,173	2015

California Income	$7,607	2011
	4,943,577	2012
	1,350,312	2014

	$6,301,496

Florida Investment Quality	$137,267	2015

Florida Income	$796,318	2012
	426,674	2015

	$1,222,992

New Jersey Investment Quality	$55,066	2015

New Jersey Income	$610,058	2012
	615,254	2015

	$1,225,312

New York Income	$197,144	2012

Note 6. Capital

There are 200 million of $0.01 par value common shares authorized for each of the Investment Quality Trusts. There are an unlimited number of $0.001 par value common shares authorized for the Income Trusts and Long-Term Municipal. Each Trust may classify or reclassify any unissued common shares into one or more series of Auction Market Preferred Shares (“preferred shares”). At October 31, 2007, the shares owned by an affiliate of the Advisor of Long-Term Municipal were 9,704.

58	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

During the years ended October 31, 2007 and 2006, the following Trusts issued additional shares under their respective dividend reinvestment plan:

Trust	October 31, 2007	October 31, 2006

Investment Quality Municipal	83,554	—
Municipal Income	197,269	183,235
Long-Term Municipal	36,210	34,238
California Income	61,958	45,581
Florida Income	16,959	14,192
New Jersey Investment Quality	1,972	—
New Jersey Income	39,482	42,417
New York Investment Quality	1,724	—
New York Income	56,191	52,616

Long-Term Municipal, which commenced operation on February 28, 2006, issued 13,049,704 common shares under the initial public offering. An additional 225,000 shares were issued by the underwriters’ exercising their over-allotment option. Offering costs incurred in connection with the offering of common shares have been charged against the proceeds from the initial common share offering in the amount of $381,825.

As of October 31, 2007, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares

Investment Quality Municipal	T7	3,262
	T28	2,600
Municipal Income	M7	3,001
	T7	3,001
	W7	3,001
	R7	3,001
	F7	3,001
California Investment Quality	W7	300
California Income	T7	2,639
	R7	2,639
Florida Investment Quality	R7	340
Florida Income	T7	2,302
New Jersey Investment Quality	T7	300
New Jersey Income	R7	2,552
New York Investment Quality	F7	392
New York Income	W7	2,195
	F7	2,195

Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on 28-day preferred shares are cumulative at a rate which resets every 28 days based on the results of an auction. The dividend ranges and average on the preferred shares for each of the Trusts for the year ended October 31, 2007 were as follows:

Trust	Series	Low	High	Average

Investment Quality Municipal	T7	3.13%	4.00%	3.59%
	T28	3.35	4.30	3.71
Municipal Income	M7	3.10	4.05	3.63
	T7	3.10	4.25	3.63
	W7	3.16	4.02	3.60
	R7	3.00	4.05	3.60
	F7	3.10	4.00	3.58
California Investment Quality	W7	2.90	5.10	3.42
California Income	T7	2.50	4.00	3.53
	R7	2.90	4.00	3.43
Florida Investment Quality	R7	3.50	5.40	3.95
Florida Income	T7	3.30	4.10	3.64
New Jersey Investment Quality	T7	2.00	5.11	3.39
New Jersey Income	R7	2.50	4.10	3.49
New York Investment Quality	F7	2.00	4.10	3.48
New York Income	W7	2.85	4.00	3.29
	F7	2.89	4.00	3.27

A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust/Articles Supplementary, are not satisfied.

The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

ANNUAL REPORT	OCTOBER 31, 2007	59

Notes to Financial Statements (concluded)

Note 7. Concentration Risk

The Trusts concentrate their investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Trusts are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these states agencies, other governmental entities and U.S. Territories, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principal and interest payments and therefore could impact the value of the Trusts’ investments and net asset value per share, than if the Trusts were not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Portfolios of Investments.

Note 8. Subsequent Events

Subsequent to October 31, 2007, the Board of each Trust declared dividends from undistributed earnings per common share payable December 1, 2007, to shareholders of record on November 15, 2007. The per share common dividends declared were as follows:

Trust	Common Dividend Per Share

Investment Quality Municipal	$0.082500
Municipal Income	0.080000
Long-Term Municipal	0.055000
California Investment Quality	0.048000
California Income	0.076074
Florida Investment Quality	0.048000
Florida Income	0.075375
New Jersey Investment Quality	0.068000
New Jersey Income	0.079625
New York Investment Quality	0.070000
New York Income	0.075339

The dividends declared on preferred shares for the period November 1, 2007 to November 30, 2007 for each of the Trusts were as follows:

Trust	Series	Dividends Declared

Investment Quality Municipal	T7	$240,866
	T28	236,860
Municipal Income	M7	207,129
	T7	205,448
	W7	222,854
	R7	263,308
	F7	243,081
California Investment Quality	W7	18,072
California Income	T7	191,064
	R7	216,979
Florida Investment Quality	R7	33,092
Florida Income	T7	168,552
New Jersey Investment Quality	T7	19,332
New Jersey Income	R7	207,273
New York Investment Quality	F7	30,623
New York Income	W7	119,101
	F7	165,876

60	ANNUAL REPORT	OCTOBER 31, 2007

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of:
BlackRock Investment Quality Municipal Trust, Inc.
BlackRock Municipal Income Trust
BlackRock Long-Term Municipal Advantage Trust
BlackRock California Investment Quality Municipal Trust, Inc.
BlackRock California Municipal Income Trust
BlackRock Florida Investment Quality Municipal Trust, Inc.
BlackRock Florida Municipal Income Trust
BlackRock New Jersey Investment Quality Municipal Trust, Inc.
BlackRock New Jersey Municipal Income Trust
BlackRock New York Investment Quality Municipal Trust, Inc.
BlackRock New York Municipal Income Trust
(Collectively the “Trusts”)

We have audited the accompanying statements of assets and liabilities of the Trusts, including the portfolios of investments, as of October 31, 2007, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented and the statement of cash flows for BlackRock Long-Term Municipal Advantage Trust for the year ended October 31, 2007. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trusts as of October 31, 2007, the results of their operations and the cash flows for BlackRock Long-Term Municipal Advantage Trust for the year then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 24, 2007

ANNUAL REPORT	OCTOBER 31, 2007	61

The Benefits and Risks of Leveraging (unaudited)

The Trusts utilize leveraging to seek to enhance the yield and net asset value of its Common Stock. However, these objectives cannot be achieved in all interest rate environments. To leverage, the Trusts may issue Preferred Stock, which pays dividends at prevailing short-term interest rates, and invests the proceeds in long-term municipal bonds. The interest earned on these investments, net of dividends to Preferred Stock, is paid to Common Stock shareholders in the form of dividends, and the value of these Trusts holdings is reflected in the per share net asset value of the Trust’s Common Stock. However, in order to benefit Common Stock shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. At the same time, a period of generally declining interest rates will benefit Common Stock shareholders. If either of these conditions change, then the risks of leveraging will begin to outweigh the benefits.

To illustrate these concepts, assume a Trust’s Common Stock capitalization of $100 million and the issuance of Preferred Stock for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are approximately 3% and long-term interest rates are approximately 6%, the yield curve has a strongly positive slope. The Trust pays dividends on the $50 million of Preferred Stock based on the lower short-term interest rates. At the same time, the Trust’s total portfolio of $150 million earns the income based on long-term interest rates. Of course, increases in short- term interest rates would reduce (and even eliminate) the dividends on the Common Stock.

In this case, the dividends paid to Preferred Stock shareholders are significantly lower than the income earned on the trust’s long-term investments and, therefore, the Common Stock shareholders are the beneficiaries of the incremental yield. However, if short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Stock will be reduced or eliminated completely. At the same time, the market value of the trust’s Common Stock (that is, its price as listed on the New York Stock Exchange or American Stock Exchange) may, as a result, decline. Furthermore, if long-term interest rates rise, the Common Stock’s net asset value will reflect the full decline in the price of the portfolio’s investments, since the value of the Trust’s Preferred Stock does not fluctuate. In addition to the decline in net asset value, the market value of the trust’s Common Stock may also decline.

As of October 31, 2007 the Trusts had the following leverage amounts, due to Auction Market Preferred Shares (“AMPS”), to total net assets before the deduction of AMPS of:

Trust	Leverage %

Investment Quality Municipal	37%
Municipal Income	37%
California Investment Quality	35%
California Income	37%
Florida Investment Quality	36%
Florida Income	36%
New Jersey Investment Quality	35%
New Jersey Income	35%
New York Income	34%
New York Investment Quality	37%

As a part of its investment strategy, the Trusts may invest in certain securities whose potential income return is inversely related to changes in a floating interest rate (“inverse floaters”). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject the Trusts to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed rate, tax-exempt securities. To the extent a Trust invests in inverse floaters, the market value of the Trust’s portfolio and net asset value of the Trust’s shares may also be more volatile than if the Trust did not invest in these securities.

Swap Agreements

The Trusts may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom each Fund has entered into a swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligation to pay the other party to the agreement.

62	ANNUAL REPORT	OCTOBER 31, 2007

Dividend Reinvestment Plans (unaudited)

Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

At present after an Investment Quality Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participant’s account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). The Investment Quality Trusts do not presently issue any new shares under the Plan, which serves as agent for the shareholders in administering the Plan.

After the Income Trusts and Long-Term Municipal declare a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

At a meeting of the Boards of Trustees of the Investment Quality Trusts on November 21, 2006, the Boards approved an amendment to the Dividend Reinvestment Plans of each Investment Quality Trust. Although the Plans presently permit shares to be purchases only the open market, as a result of the amendment, the Plans will permit purchases of newly issued shares on terms similar to the Income Trusts described in the preceding paragraph. The amendments took effect on April 1, 2007.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Trust shares and a cash payment for any fraction of a Trust share.

The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan, however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or (800) 699-1BFM.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT	OCTOBER 31, 2007	63

Additional Information (unaudited)

60 Day Notice

All of the net investment income distributions paid by the BlackRock Closed-End Funds (Investment Quality Municipal Trust — BKN, Municipal Income Trust — BFK, Long-Term Advantage Trust — BTA, California Investment Quality Municipal Trust — RAA, California Municipal Income Trust — BFZ, Florida Investment Quality Municipal Trust — RFA, Florida Municipal Income Trust — BBF, New Jersey Investment Quality Municipal Trust — RNJ, New Jersey Municipal Income Trust — BNJ, and New York Investment Quality Municipal Trust — RNY) during the taxable year ended October 31, 2007 qualify as tax-exempt interest dividends for federal income tax purposes.

Additionally, the following summarizes the taxable per share distributions paid by the Fund during the year:

	Payable Date	Ordinary Income	Long-Term Capital Gains

Municipal Income Trust — BFK
Common Shareholders	12/29/2006	$0.001309	—
Preferred Shareholders
Series M7	12/19/2006	$1.24	—
Series T7	12/20/2006	$1.20	—
Series W7	12/14/2006	$1.19	—
Series R7	12/15/2006	$1.19	—
Series F7	12/18/2006	$1.18	—

California Investment Quality Municipal Trust — RAA
Common Shareholders	12/29/2006	—	$0.051512
Preferred Shareholders
Series W7	11/30/2006	—	$13.97
Series W7	12/07/2006	—	$15.82
Series W7	12/14/2006	—	$24.45
Series W7	12/21/2006	—	$16.06
Series W7	12/28/2006	—	$1.60

Florida Investment Quality Municipal Trust — RFA
Common Shareholders	12/29/2006	—	$0.047441
Preferred Shareholders
Series R7	12/01/2006	—	$23.01
Series R7	12/08/2006	—	$23.01
Series R7	12/15/2006	—	$23.01
Series R7	12/22/2006	—	$24.93
Series R7	12/29/2006	—	$25.89

New Jersey Investment Quality Municipal Trust — RNJ
Common Shareholders	12/29/2006	—	$0.037843
Preferred Shareholders
Series T7	12/06/2006	—	$24.50
Series T7	12/13/2006	—	$14.38
Series T7	12/20/2006	—	$20.14
Series T7	12/27/2006	—	$16.54

New York Investment Quality Municipal Trust — RNY
Common Shareholders	12/29/2006	—	$0.13673
Preferred Shareholders
Series R7	12/04/2006	—	$16.30
Series R7	12/11/2006	—	$5.37

The Joint Annual Meeting of Shareholders was held on August 16, 2007 for shareholders of record on June 20, 2007, to elect director or trustee nominees of each Trust. This proposal was part of the reorganization of the Trust’s Boards of Trustees (the “Boards”) to take effect on or about November 1, 2007. The Board is organized into three classes one class of which is elected annually. Each Trustee serves a three-year term concurrent with the class into which he or she is elected.

Approved the Class I Directors/Trustees as follows:

	G. Nicholas Beckwith, III		Kent Dixon		R. Glenn Hubbard

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Investment Quality Municipal	14,330,954	110,121	14,335,004	106,071	14,330,737	110,338
Municipal Income	41,486,450	431,045	41,488,590	428,905	41,477,739	439,756
Long-Term Municipal	11,772,697	618,809	11,773,022	618,484	11,772,697	618,809
California Investment Quality	910,803	20,371	910,803	20,371	911,229	19,945
California Income	13,251,599	106,933	13,249,099	109,433	13,251,599	106,933
Florida Investment Quality	977,356	55,236	973,856	58,736	977,356	55,236
Florida Income	6,322,811	7,050	6,320,011	9,850	6,321,411	8,450
New Jersey Investment Quality	924,350	23,781	924,350	23,781	924,350	23,781
New Jersey Income	6,950,946	84,083	6,950,946	84,083	6,950,946	84,083
New York Investment Quality	1,204,527	2,000	1,204,127	2,400	1,204,527	2,000
New York Income	11,531,240	121,172	11,531,425	120,987	11,531,092	121,320

64	ANNUAL REPORT	OCTOBER 31, 2007

Additional Information (unaudited) (continued)

	W. Carl Kester				Robert S. Salomon, Jr.

	Votes For		Votes Withheld		Votes For	Votes Withheld

Investment Quality Municipal	4,843	[1]	4	[1]	14,330,854	110,221
Municipal Income	13,553	[1]	65	[1]	41,483,220	434,275
Long-Term Municipal	11,773,022		618,484		11,772,697	618,809
California Investment Quality	195	[1]	—	[1]	911,229	19,945
California Income	4,260	[1]	—	[1]	13,244,929	113,603
Florida Investment Quality	322	[1]	5	[1]	973,856	58,736
Florida Income	2,301	[1]	—	[1]	6,320,011	9,850
New Jersey Investment Quality	250	[1]	—	[1]	924,350	23,781
New Jersey Income	2,433	[1]	—	[1]	6,950,146	84,883
New York Investment Quality	386	[1]	—	[1]	1,204,527	2,000
New York Income	1,780	[1]	—	[1]	11,531,240	121,172

Approved the Class II Directors/Trustees as follows:

	Richard S. Davis		Frank J. Fabozzi				James T. Flynn

	Votes For	Votes Withheld	Votes For		Votes Withheld		Votes For	Votes Withheld

Investment Quality Municipal	14,333,679	107,396	4,843	[1]	4	[1]	14,335,004	106,071
Municipal Income	41,497,942	419,553	13,553	[1]	65	[1]	41,492,473	425,022
Long-Term Municipal	11,773,022	618,484	11,773,022		618,484		11,773,022	618,484
California Investment Quality	911,229	19,945	195	[1]	—	[1]	910,803	20,371
California Income	13,251,599	106,933	4,260	[1]	—	[1]	13,250,099	108,433
Florida Investment Quality	977,356	55,236	322	[1]	5	[1]	977,356	55,236
Florida Income	6,322,811	7,050	2,301	[1]	—	[1]	6,322,807	7,054
New Jersey Investment Quality	924,350	23,781	250	[1]	—	[1]	924,350	23,781
New Jersey Income	6,950,946	84,083	2,433	[1]	—	[1]	6,950,946	84,083
New York Investment Quality	1,203,202	3,325	386	[1]	—	[1]	1,204,527	2,000
New York Income	11,531,425	120,987	1,780	[1]	—	[1]	11,531,425	120,987

[1]	Voted on by holders of preferred shares only.

	Karen P. Robards

	Votes For	Votes Withheld

Investment Quality Municipal	14,336,322	104,753
Municipal Income	41,495,725	421,770
Long-Term Municipal	11,774,073	617,433
California Investment Quality	911,229	19,945
California Income	13,251,046	107,486
Florida Investment Quality	977,356	55,236
Florida Income	6,322,811	7,050
New Jersey Investment Quality	924,350	23,781
New Jersey Income	6,950,946	84,083
New York Investment Quality	1,204,527	2,000
New York Income	11,531,425	120,987

Approved the Class III Directors/Trustees as follows:

ANNUAL REPORT	OCTOBER 31, 2007	65

Additional Information (unaudited) (concluded)

	Richard E. Cavanagh		Kathleen F. Feldstein		Henry Gabbay

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Investment Quality Municipal	14,329,430	111,645	14,333,423	107,652	14,330,949	110,126
Municipal Income	41,489,958	427,537	41,482,861	434,634	41,487,342	430,153
Long-Term Municipal	11,773,022	618,484	11,773,748	617,758	11,771,722	619,784
California Investment Quality	911,229	19,945	910,829	20,345	911,229	19,945
California Income	13,253,099	105,433	13,251,899	106,633	13,248,599	109,933
Florida Investment Quality	977,356	55,236	977,356	55,236	999,856	32,736
Florida Income	6,321,811	8,050	6,322,807	7,054	6,322,811	7,050
New Jersey Investment Quality	924,350	23,781	924,350	23,781	924,350	23,781
New Jersey Income	6,950,946	84,083	6,950,946	84,083	6,950,946	84,083
New York Investment Quality	1,204,527	2,000	1,204,527	2,000	1,203,202	3,325
New York Income	11,531,425	120,987	11,531,425	120,987	11,531,425	120,987

	Jerrold B. Harris

	Votes For	Votes Withheld

Investment Quality Municipal	14,335,310	105,765
Municipal Income	41,489,636	427,859
Long-Term Municipal	11,773,022	618,484
California Investment Quality	911,229	19,945
California Income	13,250,099	108,433
Florida Investment Quality	977,356	55,236
Florida Income	6,322,811	7,050
New Jersey Investment Quality	924,350	23,781
New Jersey Income	6,950,946	84,083
New York Investment Quality	1,204,127	2,400
New York Income	11,530,907	121,505

The Trusts had an additional proposal (Proposal #2) to amend their respective Declarations of Trust to increase the maximum number of Board Members to 15:

	Votes For	Votes Against	Votes Abstain

Municipal Income	40,842,878	715,927	358,689
Long-Term Municipal	12,114,243	150,528	126,736
California Income	13,164,978	140,472	53,082
Florida Investment Quality	973,367	55,225	4,000
Florida Income	6,273,141	40,773	15,947
New Jersey Income	6,832,125	72,775	130,130
New York Income	11,447,012	123,050	82,350

Each Trust listed for trading on the New York Stock Exchange (“NYSE”) has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (“AMEX”) has filed with the AMEX its corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in any Trust’s investment objective or policies or to any Trust’s charters or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Trusts.

Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www1.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

66	ANNUAL REPORT	OCTOBER 31, 2007

Section 19 Notices (unaudited)

These amounts are sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and source for tax reporting purposes will depend upon the Trust’s investment experience during the remainder of its fiscal year end and may be subject to changes based on the tax regulations. The Trust will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

	Total Fiscal Year to Date Cumulative Distributions by Character				Percentage of Fiscal Year to Date Cumulative Distributions by Character

Trust	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

Long-Term Municipal	$0.65	$—	$0.07	$0.72	90%	—%	10%	100%

ANNUAL REPORT	OCTOBER 31, 2007	67

Trustees Information as of October 31, 2007 (unaudited)

Name, Address and Year of Birth	Current Positions Held With the Trusts	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex[1]	Other Directorships Held Outside the Fund Complex[1]	Events or Transactions by Reason of Which the Trustee is an Interested Person as Defined in Section 2(a) (19) of the 1940 Act

Interested Trustee[2]

Ralph L. Schlosstein BlackRock, Inc. 40 East 52nd Street New York, NY 10022 1951	Chairman of the Board[3]	3 years4/since inception	Director from 1999 to 2007 and President of BlackRock, Inc. from 1998 to 2007. Chairman and President of the BlackRock Liquidity Funds.	70	None	Former Director and President of the Advisor until September 2007.

[1]

The Fund Complex means two or more registered investment companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]	Interested Director/Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
[3]	Director/Trustee since inception; appointed Chairman of the Board on August 22, 2002.
[4]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.

68	ANNUAL REPORT	OCTOBER 31, 2007

Trustees Information (unaudited) (continued)

Name, Address and Year of Birth	Current Positions Held With the Trusts	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex[1]	Other Directorships Held Outside the Fund Complex

Independent Trustees

Richard E. Cavanagh P.O. Box 4546 New York, NY 10163-4546 1946	Lead Trustee Audit Committee Member[2]	3 years3/since inception	Trustee, Aircraft Finance Trust (AFT) from 1999 to the present; Director, The Guardian Life Insurance Company of America and The Mutual Life Insurance Company from 1998 to the present; Trustee, Educational Testing Service (ETS) from 1997 until the present; Director, the Freemont Group from 1996 until the present. President and Chief Executive Officer of The Conference Board, Inc. (a leading global business research organization) from 1995 to 2007.	60	Arch Chemical (Chemicals and Allied Products).

Kent Dixon P.O. Box 4546 New York, NY 10163-4546 1937	Trustee Audit Committee Member[2]	3 years3/since inception	Consultant/Investor since 1988.	60	None

Frank J. Fabozzi P.O. Box 4546 New York, NY 10163-4546 1948	Trustee Audit Committee Member[2]	3 years3/since inception	Consultant/Editor of, “The Journal of Portfolio Management”; Yale University, School of Management, Professor in the Practice of Finance and Becton Fellow from 2006 until present; Adjunct Professor of Finance and Becton Fellow from 2005 to 2006; Professor in the practice of Finance from 2003 to 2005; Adjunct Professor of Finance from 1994 to 2003; Author and Editor.	60	None

Kathleen F. Feldstein P.O. Box 4546 New York, NY 10163-4546 1941	Trustee	3 years3/since January 19, 2005

President of Economic Studies, Inc., (a Belmont MA-based private economic consulting firm) since 1987; Chair, Board of Trustees, McLean Hospital since 2000. Member of the Board of Partners Community Healthcare, Inc. from 2005 until the present; Member of the Board of Partners HealthCare and Sherrill House from 1990 to the present; Trustee, Museum of Fine Arts, Boston from 1992 until the present and a Member of the Visiting Committee to the Harvard University Art Museum from 2003 to the present; Trustee, The Committee for Economic Development (a research organization of business leaders and educators) from 1990 to the present; Member of the Advisory Board to the International School of Business, Brandeis University from 2002 to the present.

				60	Director, The McClatchy Company.

[1]

The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]

The Board of each Trust has determined that each Trust has three Audit Committee financial experts serving on its Audit Committee, Mr. Cavanagh, Mr. Dixon and Mr. Fabozzi, each of whom is independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

[3]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.

ANNUAL REPORT	OCTOBER 31, 2007	69

Trustees Information (unaudited) (concluded)

Name, Address and Year of Birth	Current Positions Held With the Trusts	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex[1]	Other Directorships Held Outside the Fund Complex

Independent Trustees

R. Glenn Hubbard P.O. Box 4546 New York, NY 10163-4546 1958	Trustee	3 years3/since November 16, 2004	Dean of Columbia Business School since 2004; Columbia faculty member since 1988; Co-director of Columbia Business School’s Entrepreneurship Program 1997 to 2004; Visiting Professor at the John F. Kennedy School of Government at Harvard University and the Harvard Business School from 1985, as well as the University of Chicago from 1994; Deputy Assistant Secretary of the U.S. Treasury Department for Tax Policy from 1991 to 1993; Chairman of the U.S. Council of Economic Advisers under the President of the United States from 2001 to 2003.	60	ADP, KKR Financial Corporation, Duke Realty, Metropolitan Life Insurance Company.

[1]

The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]

The Board of each Trust has determined that each Trust has three Audit Committee financial experts serving on its Audit Committee, Mr. Cavanagh, Mr. Dixon and Mr. Fabozzi, each of whom is independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

[3]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.

70	ANNUAL REPORT	OCTOBER 31, 2007

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

BlackRock Closed-End Funds

Officers
Robert S. Kapito, President
Donald C. Burke, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Vincent B. Tritto, Secretary

Investment Advisor
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor
BlackRock Financial Management, Inc.
40 East 52nd Street
New York, NY 10022

Accounting Agent and Custodian
State Street Bank and Trust Company
2 Avenue De Lafayette
Boston, MA 02111

Transfer Agent
Computershare Trust Company, N.A.
250 Royall Street
Canton, MA 02021
(800) 699-1BFM

Auction Agent [1]
Bank of New York
101 Barclay Street, 7 West
New York, NY 10286

Auction Agent [2]
Deutsche Bank Trust Company Americas
60 Wall Street, 8th Floor
New York, NY 10286

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1] For the Income Trusts.
[2] For the Investment Quality Trusts.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q may also be obtained, without charge, upon request, by calling (800) 699-1BFM.

ANNUAL REPORT	OCTOBER 31, 2007

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-2-1007

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Kent Dixon
Frank J. Fabozzi
Dr. Andrew F. Brimmer (retired as of December 31, 2006)
Robert S. Salomon, Jr. (term began effective November 1, 2007)
W. Carl Kester (term began effective November 1, 2007)
James T. Flynn (term began effective November 1, 2007)
Karen P. Robards (term began effective November 1, 2007)

The registrant’s board of directors has determined that W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester’s financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is the member of the Audit Committees of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock New Jersey
Investment Quality	$15,000	$15,000	$1,975	$2,000	$6,100	$8,000	$1,042	$100
Municipal Trust, Inc.
1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

     The registrant has polices and procedures (the “Policy”) for the pre-approval by the registrant’s audit committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Fund’s independent auditor (the “Independent Auditor”) to the registrant and other “Covered Entities” (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the audit committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the “Service Pre-Approval Documents”). At its first meeting of each calendar year, the audit committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the audit committee. The audit committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

     For the purposes of the Policy, “Covered Services” means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Fund and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Fund to be provided by the Independent Auditor to any Covered Entity, “Covered Entities” means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Fund.

     In the intervals between the scheduled meetings of the audit committee, the audit committee delegates pre-approval authority under this Policy to the Chairman of the audit committee (the “Chairman”). The Chairman shall report any pre-approval decisions under this Policy to the audit committee at its next scheduled meeting. At each scheduled meeting, the audit committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the audit committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the audit committee may modify or withdraw this delegated authority at any time the audit committee determines that it is appropriate to do so.

     Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the audit committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the audit committee (or the Chairman pursuant to delegated authority).

     The terms and fees of the annual Audit services engagement for the Fund are subject to the specific pre-approval of the audit committee. The audit committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Fund structure or other matters.

     In addition to the annual Audit services engagement specifically approved by the audit committee, any other Audit services for the Fund not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

     Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

     The audit committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the audit committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

     All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

     Requests or applications to provide Covered Services that require approval by the audit committee (or the Chairman pursuant to delegated authority) must be submitted to the audit committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission (“SEC”) on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the audit committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the audit committee.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock New Jersey
Investment Quality	$293,617	$296,300
Municipal Trust, Inc.

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $284,500, 0%

Item 5 –

Audit Committee of Listed Registrants – The following individuals are members of the registrant’s separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

Dr. Andrew F. Brimmer (retired as of December 31, 2006)
Richard E. Cavanagh (not reappointed to Audit Committee as of November 1, 2007)
Kent Dixon
Frank J. Fabozzi
Robert S. Salomon, Jr. (term began effective November 1, 2007)
W. Carl Kester (term began effective November 1, 2007)
James T. Flynn (term began effective November 1, 2007)
Karen P. Robards (term began effective November 1, 2007)

Item 6 –	Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – The registrant has delegated the voting of proxies relating to Fund portfolio securities to its investment adviser, BlackRock Advisors, LLC and its sub-adviser, as applicable. The Proxy Voting Policies and Procedures of the adviser and sub-adviser are attached hereto as Exhibit 99.PROXYPOL.

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12 month period ended June 30 is available without charge (1) at www.blackrock.com and (2) on the Commission’s web site at http://www.sec.gov.

Item 8 –

Portfolio Managers of Closed-End Management Investment Companies – as of October 31, 2007.

(a)(1) BlackRock New Jersey Investment Quality Municipal Trust, Inc. is managed by a team of investment professionals comprised of Timothy T. Browse, Vice President at BlackRock, Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O’Connor, Managing Director at BlackRock. Each is a member of BlackRock’s municipal tax-exempt management group. Mr. Jaeckel and Mr. O’Connor are responsible for setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Browse is the Fund’s lead portfolio manager and is responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Messrs. Jaeckel and O’Connor have been members of the Fund’s management team since 2006 and Mr. Browse has been the Fund’s portfolio manager since 2006.

Mr. Jaeckel joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of Merrill Lynch Investment Managers, L.P. (“MLIM”) from 2005 to 2006 and a Director of MLIM from 1997 to 2005. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. O’Connor joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of MLIM from 2003 to 2006 and was a Director of MLIM from 1997 to 2002. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. Browse joined BlackRock in 2006. Prior to joining BlackRock, he was a Vice President (Municipal Tax-Exempt Fund Management) of MLIM from 2004 to 2006. He has been a portfolio manager with BlackRock or MLIM since 2004. From 2000 to 2003, he was a Vice President, portfolio manager and team leader of the Municipal Investment Team with Lord Abbott & Co.

(a)(2) As of October 31, 2007:

				(iii) Number of Other Accounts and
	(ii) Number of Other Accounts Managed			Assets for Which Advisory Fee is
	and Assets by Account Type			Performance-Based
	Other			Other
(i) Name of	Registered	Other Pooled		Registered	Other Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

Timothy T. Browse	15	0	0	0	0	0
	$4,242,039,818	$0	$0	$0	$0	$0

Walter O’Connor	80	0	0	0	0	0
	$28,908,770,097	$0	$0	$0	$0	$0

Theodore R. Jaeckel, Jr.	80	1	0	0	1	0
	$28,908,770,097	$26,763,472	$0	$0	$26,763,472	$0

(iv) Potential Material Conflicts of Interest

BlackRock, Inc. and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that certain portfolio managers currently manage certain accounts that are subject to performance fees. In addition, certain portfolio managers assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of October 31, 2007:

Portfolio Manager Compensation

     The portfolio manager compensation program of BlackRock is critical to BlackRock’s ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

Compensation Program

The elements of total compensation for BlackRock portfolio managers are: fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate — both up and down — with the relative investment performance of the portfolios that they manage.

Base Salary

Under the BlackRock approach, like that of many asset management firms, fixed base salaries represent a relatively small portion of a portfolio manager’s total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

Performance-Based Compensation

     BlackRock believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, the portfolio manager incentive compensation is based on a formulaic compensation program.

     BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to the appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than 5 years, performance periods will reflect time in position. Portfolio managers are compensated based on products they manage. For these purposes, the performance of the Fund is compared to the Lipper Closed-end New Jersey Municipal Debt Funds classification. A smaller discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Cash Bonus

     Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.

Stock Bonus

     A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of stock of BlackRock, Inc. (the “Company”). Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods. The ultimate value of stock bonuses is dependent on future Company stock price performance. As such, the stock bonus aligns each portfolio manager’s financial interests with those of the Company’s shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the “downside risk” and “upside opportunity” of the Company’s performance. Portfolio managers, therefore, have a direct incentive to protect the Company’s reputation for integrity.

Other Benefits

     Portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, 401(k), health, and other employee benefit plans. For example, BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a stable value fund. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities. As of October 31, 2007, none of Messrs. Browse, Jaeckel or O’Connor beneficially owned any stock issued by the Fund.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Investment Quality Municipal Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: December 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: December 19, 2007

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: December 19, 2007